UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03373

SEGALL BRYANT & HAMILL TRUST

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Maggie Bull, Secretary
Segall Bryant & Hamill Trust, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 578-3400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Segall Bryant & Hamill Small Cap Value Fund
(Ticker Symbol: Retail - SBRVX; Institutional - SBHVX)

Segall Bryant & Hamill Small Cap Growth Fund
(Ticker Symbol: Retail - WTSGX; Institutional - WISGX)

Segall Bryant & Hamill Small Cap Core Fund
(Ticker Symbol: Retail - SBHCX; Institutional - SBASX)

Segall Bryant & Hamill All Cap Fund
(Ticker Symbol: Retail - SBRAX; Institutional - SBHAX)

Segall Bryant & Hamill Emerging Markets Fund
(Ticker Symbol: Retail - SBHEX; Institutional - SBEMX)

Segall Bryant & Hamill International Small Cap Fund
(Ticker Symbol: Retail - SBHSX; Institutional - SBSIX)

Segall Bryant & Hamill Global All Cap Fund
(Ticker Symbol: Retail - WTMVX; Institutional - WIMVX)

Segall Bryant & Hamill Short Term Plus Fund
(Ticker Symbol: Retail - SBHPX; Institutional - SBAPX)

Segall Bryant & Hamill Plus Bond Fund
(Ticker Symbol: Retail - WTIBX; Institutional - WIIBX)

Segall Bryant & Hamill Quality High Yield Fund
(Ticker Symbol: Retail - WTLTX; Institutional - WILTX)

Segall Bryant & Hamill Municipal Opportunities Fund
(Ticker Symbol: Retail - WTTAX; Institutional - WITAX)

Segall Bryant & Hamill Colorado Tax Free Fund
(Ticker Symbol: Retail - WTCOX; Institutional - WICOX)

SEGALL BRYANT & HAMILL FUNDS
SEMI-ANNUAL REPORT
JUNE 30, 2023

Table of Contents

FUND OVERVIEWS

Segall Bryant & Hamill Small Cap Value Fund	2

Segall Bryant & Hamill Small Cap Growth Fund	4

Segall Bryant & Hamill Small Cap Core Fund	6

Segall Bryant & Hamill All Cap Fund	8

Segall Bryant & Hamill Emerging Markets Fund	10

Segall Bryant & Hamill International Small Cap Fund	12

Segall Bryant & Hamill Global All Cap Fund	14

Segall Bryant & Hamill Short Term Plus Fund	16

Segall Bryant & Hamill Plus Bond Fund	18

Segall Bryant & Hamill Quality High Yield Fund	20

Segall Bryant & Hamill Municipal Opportunities Fund	22

Segall Bryant & Hamill Colorado Tax Free Fund	24

FUND EXPENSES	26

IMPORTANT DISCLOSURES	29

FINANCIAL STATEMENTS	31

Statements of Investments	31

Statements of Assets and Liabilities	76

Statements of Operations	79

Statements of Changes in Net Assets	82

Financial Highlights	86

Notes to Financial Statements	110

Liquidity Risk Management Program	125

Semi-Annual Report | June 30, 2023 |

Intentionally Left Blank

Segall Bryant & Hamill Small Cap Value Fund	Fund Overview
June 30, 2023 (Unaudited)

Investment Objective
The Fund seeks to achieve long-term capital appreciation.

Fund Management
Mark T. Dickherber, CFA, CPA Portfolio Manager
Shaun P. Nicholson Portfolio Manager
CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 29.

Average Annual Total Returns

						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class (SBRVX)	6.16%	9.64%	11.13%	4.76%	—	7.08%	12/9/19
Institutional Class (SBHVX)	6.15%	9.74%	11.25%	4.87%	—	7.21%	7/31/13
Russell 2000® Value Index	2.50%	6.01%	15.43%	3.54%	—	6.68%

Retail Class Annual Expense Ratio (per the current prospectus) — Total - 1.14%

Institutional Class Annual Expense Ratio (per the current prospectus) – Total - 0.99%

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Retail Class shares prior to their inception is based on the performance of the Institutional Class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2024, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 1.14% and 0.99% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Investing in small-cap funds generally will be more volatile and loss of principal could be greater than investing in larger-cap funds.

Semi-Annual Report | June 30, 2023 |	2

Segall Bryant & Hamill Small Cap Value Fund	Fund Overview
June 30, 2023 (Unaudited)

Sector Allocation (as of 6/30/23)

Industrials	28.2%
Health Care	11.4%
Financials	10.9%
Materials	8.8%
Real Estate	8.0%
Information Technology	5.8%
Consumer Discretionary	5.7%
Utilities	5.1%
Energy	4.8%
Consumer Staples	3.6%
Communication Services	0.4%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology.

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Top Ten Holdings (as of 6/30/23)

Equity Commonwealth	3.7%
SPX Technologies	2.9%
Regal Rexnord Corp.	2.8%
ICU Medical, Inc.	2.8%
CIRCOR International, Inc.	2.7%
Belden, Inc.	2.6%
EnerSys	2.2%
SP Plus Corp.	2.1%
Coty, Inc.	2.0%
Compass Minerals International, Inc.	2.0%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change and may not reflect the current or future position of the Fund.

Stock Performance (12/31/2022 to 6/30/2023)

	Average	Contribution
5 Highest	Weight	to Return
CIRCOR International, Inc.	1.61	1.87
ImmunoGen, Inc.	0.60	1.33
Coty, Inc.	2.25	0.91
Sterling Infrastructure, Inc.	1.48	0.87
EnerSys	1.84	0.78

	Average	Contribution
5 Lowest	Weight	to Return
Pacific Premier Bancorp, Inc.	0.83	-0.38
Seacoast Banking Corp. of Florida	1.29	-0.43
Glacier Bancorp, Inc.	1.09	-0.47
FARO Technologies, Inc.	0.78	-0.52
National Bank Holdings Corp.	1.47	-0.52

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Fund’s Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call (800) 392-2673.

Please see page 30 for a description of the methodology used to construct this table.

3	| www.sbhfunds.com

Segall Bryant & Hamill Small Cap Growth Fund	Fund Overview
June 30, 2023 (Unaudited)

Investment Objective
The Fund seeks to achieve long-term capital appreciation.

Fund Management
Brian C. Fitzsimons, CFA Portfolio Manager
Mitch S. Begun, CFA Portfolio Manager
CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 29.

Average Annual Total Returns

						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class (WTSGX)	13.06%	12.33%	7.47%	8.81%	—	9.82%	12/20/13
Institutional Class (WISGX)	13.16%	12.52%	7.64%	9.01%	—	10.07%	12/20/13
Russell 2000® Growth Index	13.55%	18.53%	6.10%	4.22%	—	7.72%

Retail Class Annual Expense Ratio (per the current prospectus) — Total: 1.05%

Institutional Class Annual Expense Ratio (per the current prospectus) — Total: 0.90%

Performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2024, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 1.14% and 0.99% for the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Investing in small-cap funds generally will be more volatile and loss of principal could be greater than investing in larger-cap funds.

Semi-Annual Report | June 30, 2023 |	4

Segall Bryant & Hamill Small Cap Growth Fund	Fund Overview
June 30, 2023 (Unaudited)

Sector Allocation (as of 6/30/23)

Industrials	23.8%
Health Care	21.7%
Information Technology	19.4%
Financials	7.9%
Consumer Discretionary	6.9%
Energy	5.8%
Materials	3.8%
Real Estate	3.0%
Consumer Staples	1.5%
Communication Services	1.3%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology.

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Top Ten Holdings (as of 6/30/23)

Novanta, Inc.	2.7%
Onto Innovation, Inc.	2.6%
Tetra Tech, Inc.	2.5%
MAXIMUS, Inc.	2.2%
Power Integrations, Inc.	2.2%
Workiva, Inc.	2.1%
Hexcel Corp.	2.0%
Saia, Inc.	2.0%
Envestnet, Inc.	1.9%
Comfort Systems USA, Inc.	1.9%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change and may not reflect the current or future position of the Fund.

Stock Performance (12/31/2022 to 6/30/2023)

	Average	Contribution
5 Highest	Weight	to Return
Onto Innovation, Inc.	2.03	1.24
Saia, Inc.	1.70	0.91
Novanta, Inc.	2.43	0.80
Power Integrations, Inc.	1.99	0.65
CONMED Corp.	1.33	0.64

	Average	Contribution
5 Lowest	Weight	to Return
Globus Medical, Inc.	1.02	-0.25
BlackLine, Inc.	1.36	-0.30
Integra LifeSciences Holdings Corp.	1.04	-0.32
Silk Road Medical, Inc.	0.80	-0.42
Endava PLC	1.62	-0.68

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Fund’s Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call (800) 392-2673.

Please see page 30 for a description of the methodology used to construct this table.

5	| www.sbhfunds.com

Segall Bryant & Hamill Small Cap Core Fund	Fund Overview
June 30, 2023 (Unaudited)

Investment Objective
The Fund seeks to achieve long-term capital appreciation.

Fund Management
Jeffrey C. Paulis, CFA, Portfolio Manager
Mark T. Dickherber, CFA, CPA Portfolio Manager
CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 29.

Average Annual Total Returns*

						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class (SBHCX)	5.20%	15.67%	13.46%	9.05%	9.44%	8.82%	12/31/19
Institutional Class (SBASX)	5.27%	15.81%	13.64%	9.23%	9.61%	8.99%	12/15/03
Russell 2000® Index	8.09%	12.31%	10.82%	4.21%	8.26%	7.89%

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.36%, Net: 1.14%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 1.20%, Net: 0.99%

*	The quoted performance of the Fund reflects the past performance of Lower Wacker Small Cap Investment Fund, LLC (the “Partnership”), an unregistered limited partnership managed by the portfolio managers of the Fund. The Partnership was organized into the Institutional Class shares on December 31, 2019, the date the Fund commenced operations. The Fund has been managed in the same style since the Partnership’s inception on December 15, 2003. The Fund’s annual returns and long-term performance reflect the actual fees and expenses that were charged when the Fund was a limited partnership. From its inception on December 15, 2003 through December 31, 2019, the Partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended or Subchapter M of the Internal Revenue Code of 1986, as amended, which, if they had been applicable, might have adversely affected the Fund’s performance.

Performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2024, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 1.14% and 0.99% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Investing in small-cap funds generally will be more volatile and loss of principal could be greater than investing in larger-cap funds.

Semi-Annual Report | June 30, 2023 |	6

Segall Bryant & Hamill Small Cap Core Fund	Fund Overview
June 30, 2023 (Unaudited)

Sector Allocation (as of 6/30/23)

Industrials	31.6%
Information Technology	14.4%
Consumer Discretionary	12.9%
Health Care	10.3%
Materials	8.1%
Financials	5.6%
Consumer Staples	3.8%
Energy	3.6%
Real Estate	3.0%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology.

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Top Ten Holdings (as of 6/30/23)

KBR, Inc.	2.5%
EnPro Industries, Inc.	2.3%
EMCOR Group, Icnc.	2.0%
Casella Waste Systems, Inc.	1.8%
Materion Corp.	1.8%
Carlisle Cos., Inc.	1.7%
CACI International, Inc.	1.7%
WNS Holdings Ltd.	1.6%
Insulet Corp.	1.6%
PDC Energy, Inc.	1.5%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change and may not reflect the current or future position of the Fund.

Stock Performance (12/31/2022 to 6/30/2023)

	Average	Contribution
5 Highest	Weight	to Return
KBR, Inc.	2.28	0.50
EnPro Industries, Inc.	1.90	0.49
Badger Meter, Inc.	1.48	0.48
EnerSys	1.01	0.43
Materion Corp.	1.70	0.43

	Average	Contribution
5 Lowest	Weight	to Return
Globus Medical, Inc.	1.22	-0.29
United Community Banks, Inc.	0.98	-0.30
Halozyme Therapeutics, Inc.	0.76	-0.36
Seacoast Banking Corp. of Florida	1.31	-0.45
Glacier Bancorp, Inc.	1.26	-0.58

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Fund’s Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call (800) 392-2673.

Please see page 30 for a description of the methodology used to construct this table.

7	| www.sbhfunds.com

Segall Bryant & Hamill All Cap Fund	Fund Overview
June 30, 2023 (Unaudited)

Investment Objective
The Fund seeks to achieve long-term capital appreciation.

Fund Management
Ralph M. Segall, CFA, CIC Portfolio Manager
Suresh Rajagopal, CFA Portfolio Manager
CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 29.

Average Annual Total Returns

						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class (SBRAX)	8.01%	11.78%	11.78%	11.35%	—	10.31%	12/9/19
Institutional Class (SBHAX)	8.06%	11.79%	11.80%	11.42%	—	10.43%	7/31/13
Russell 3000® Index	16.17%	18.95%	13.89%	11.39%	—	11.85%

Retail Class Annual Expense Ratio (per the current prospectus) — Total: Gross: 1.05%, Net: 0.99%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 0.90%, Net: 0.84%

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Retail Class shares prior to their inception is based on the performance of the Institutional Class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2024, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.99% and 0.84% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Semi-Annual Report | June 30, 2023 |	8

Segall Bryant & Hamill All Cap Fund	Fund Overview
June 30, 2023 (Unaudited)

Sector Allocation (as of 6/30/23)

Information Technology	19.2%
Financials	17.0%
Health Care	16.8%
Industrials	14.7%
Consumer Discretionary	10.7%
Consumer Staples	8.1%
Energy	5.2%
Materials	4.2%
Communication Services	3.2%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology.

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Top Ten Holdings (as of 6/30/23)

Microsoft Corp.	4.9%
Quanta Services, Inc.	4.7%
Alphabet, Inc.	3.2%
Apple, Inc.	2.9%
Visa, Inc.	2.8%
Reinsurance Group of America, Inc.	2.7%
Ares Management Corp.	2.6%
Raytheon Technologies Corp.	2.5%
Novo Nordisk A/S	2.5%
UnitedHealth Group, Inc.	2.4%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change and may not reflect the current or future position of the Fund.

Stock Performance (12/31/2022 to 6/30/2023)

	Average	Contribution
5 Highest	Weight	to Return
Microsoft Corp.	4.65	1.81
Quanta Services, Inc.	4.05	1.39
Apple, Inc.	2.52	1.06
Alphabet, Inc.	3.16	1.05
Ares Management Corp.	2.34	0.86

	Average	Contribution
5 Lowest	Weight	to Return
Chevron Corp.	2.34	-0.29
Berkley (W.R.) Corp.	1.67	-0.32
Capri Holdings, Ltd.	0.84	-0.41
Dollar General Corp.	1.66	-0.58
First Republic Bank	0.52	-1.44

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Fund’s Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call (800) 392-2673.

Please see page 30 for a description of the methodology used to construct this table.

9	| www.sbhfunds.com

Segall Bryant & Hamill Emerging Markets Fund	Fund Overview
June 30, 2023 (Unaudited)

Investment Objective
The Fund seeks to achieve long-term capital appreciation.

Fund Management
Scott E. Decatur, Ph.D. Portfolio Manager
Nicholas C. Fedako, CFA Portfolio Manager
CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 29.

Average Annual Total Returns

						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class* (SBHEX)	10.48%	8.15%	6.54%	1.71%	3.29%	1.58%	6/30/14
Institutional Class** (SBEMX)	10.58%	8.45%	6.73%	1.90%	3.48%	1.77%	6/30/11
MSCI Emerging Markets Index	4.89%	1.75%	2.32%	0.93%	2.95%	1.22%

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 2.09%, Net: 1.38%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 1.94%, Net: 1.23%

*	Formerly Class A.

**	Formerly Class I.

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Retail Class shares prior to their inception is based on the performance of the Institutional Class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2024, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 1.38% and 1.23% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Investing in foreign companies are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility.

Semi-Annual Report | June 30, 2023 |	10

Segall Bryant & Hamill Emerging Markets Fund	Fund Overview
June 30, 2023 (Unaudited)

Sector Allocation (as of 6/30/23)

Financials	22.3%
Information Technology	20.1%
Consumer Discretionary	13.3%
Communication Services	9.3%
Materials	7.3%
Industrials	6.4%
Consumer Staples	5.9%
Energy	4.6%
Health Care	3.8%
Utilities	2.7%
Real Estate	1.8%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology.

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Top Ten Holdings (as of 6/30/23)

Taiwan Semiconductor Manufacturing Co., Ltd.	5.6%
Tencent Holdings, Ltd.	3.0%
Samsung Electronics Co., Ltd.	2.9%
Alibaba Group Holding, Ltd.	1.6%
Banco do Brasil S.A.	1.3%
Bank of China	1.3%
Vipshop Holdings, Ltd.	1.2%
United Microelectronics Corp.	1.2%
Vale S.A	1.1%
Gree Electric Applicances, Inc. of Zhuhai	1.1%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change and may not reflect the current or future position of the Fund.

Stock Performance (12/31/2022 to 6/30/2023)

	Average	Contribution
5 Highest	Weight	to Return
Taiwan Semiconductor Manufacturing Co., Ltd.	5.41	1.75
Samsung Electronics Co., Ltd.	2.58	0.65
Banco do Brasil S.A.	1.11	0.57
Home Appliances Group Co., Ltd.	0.50	0.40
Wistron Corp.	0.31	0.38

	Average	Contribution
5 Lowest	Weight	to Return
KT Corp.	0.50	-0.09
Absa Group, Ltd.	0.67	-0.15
Meituan	0.32	-0.18
Vale S.A.	1.09	-0.22
China Feihe, Ltd.	0.52	-0.23

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Fund’s Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call (800) 392-2673.

Please see page 30 for a description of the methodology used to construct this table.

11	| www.sbhfunds.com

Segall Bryant & Hamill International Small Cap Fund	Fund Overview
June 30, 2023 (Unaudited)

Investment Objective
The Fund seeks to achieve long-term capital appreciation.

Fund Management
Scott E. Decatur, Ph.D. Portfolio Manager
Nicholas C. Fedako, CFA Portfolio Manager
CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 29.

Average Annual Total Returns

						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class* (SBHSX)	6.61%	13.05%	9.03%	-1.34%	4.41%	3.97%	6/30/14
Institutional Class** (SBSIX)	6.68%	13.23%	9.18%	-1.15%	4.62%	4.19%	5/31/11
MSCI EAFE Small Cap Index	5.53%	10.18%	5.70%	1.30%	6.19%	5.18%

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.41%, Net: 1.18%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 1.29%, Net: 1.03%

*	Formerly Class A.

**	Formerly Class I.

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Retail Class shares prior to their inception is based on the performance of the Institutional Class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2024, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 1.18% and 1.03% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Investing in small-cap funds generally will be more volatile and loss of principal could be greater than investing in large-cap funds.

Investing in foreign companies are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility.

Semi-Annual Report | June 30, 2023 |	12

Segall Bryant & Hamill International Small Cap Fund	Fund Overview
June 30, 2023 (Unaudited)

Sector Allocation (as of 6/30/23)

Industrials	22.7%
Consumer Discretionary	12.3%
Financials	11.4%
Information Technology	10.3%
Real Estate	10.1%
Materials	9.3%
Health Care	6.3%
Consumer Staples	6.2%
Communication Services	4.2%
Utilities	2.8%
Energy	2.6%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology.

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Top Ten Holdings (as of 6/30/23)

Helia Group, Ltd.	1.1%
Sojitz Corp.	1.0%
Bank of Georgia Group PLC	1.0%
TBC Bank Group PLC	0.9%
Computacenter PLC	0.9%
Betsson A.B	0.9%
Rexel S.A.	0.9%
Galenica A.G.	0.9%
Sumitomo Forestry Co, Ltd.	0.9%
Sydbank A/S	0.8%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change and may not reflect the current or future position of the Fund.

Stock Performance (12/31/2022 to 6/30/2023)

	Average	Contribution
5 Highest	Weight	to Return
Kobe Steel, Ltd.	0.57	0.36
Helia Group, Ltd.	1.01	0.36
Betsson A.B.	0.97	0.30
SSAB A.B.	0.70	0.29
Elmos Semiconductor S.E.	0.74	0.26

	Average	Contribution
5 Lowest	Weight	to Return
Wallenius Wilhelmsen A.S.A.	0.48	-0.14
Whitehaven Coal, Ltd.	0.44	-0.15
Coronado Global Resources, Inc.	0.60	-0.16
Perseus Mining, Ltd.	0.25	-0.18
Incitec Pivot, Ltd.	0.85	-0.22

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Fund’s Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call (800) 392-2673.

Please see page 30 for a description of the methodology used to construct this table.

13	| www.sbhfunds.com

Segall Bryant & Hamill Global All Cap Fund	Fund Overview
June 30, 2023 (Unaudited)

Investment Objective
The Fund seeks to achieve long-term capital appreciation.

Fund Management
Suresh Rajagopal, CFA Portfolio Manager
Ralph M. Segall, CFA, CIC Portfolio Manager
CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 29.

Average Annual Total Returns

						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class (WTMVX)	14.14%	19.63%	10.69%	7.74%	7.60%	8.29%	6/1/88
Institutional Class (WIMVX)	14.24%	19.73%	10.86%	7.87%	7.76%	8.36%	9/28/07
MSCI World Index	15.09%	18.51%	12.18%	9.07%	9.50%	7.41%

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.43%, Net: 0.89%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 1.27%, Net: 0.74%

Please note that for longer term performance numbers, prior to April 29, 2016 the Fund was known as the Westcore Blue Chip Dividend Fund, prior to April 30, 2018 the Fund was known as the Westcore Global Large-Cap Dividend Fund, and prior to September 19, 2020 the Fund was known as the Segall Bryant & Hamill Global Large Cap Fund.

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Institutional Class shares prior to their inception is based on the performance of the Retail Class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2024, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.89% and 0.74% for the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Investments in foreign companies are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility.

Semi-Annual Report | June 30, 2023 |	14

Segall Bryant & Hamill Global All Cap Fund	Fund Overview
June 30, 2023 (Unaudited)

Sector Allocation (as of 6/30/23)

Information Technology	21.7%
Health Care	15.8%
Financials	15.2%
Industrials	13.2%
Consumer Discretionary	11.9%
Consumer Staples	6.8%
Energy	4.4%
Materials	4.4%
Communication Services	3.0%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology.

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Top Ten Holdings (as of 6/30/23)

Microsoft Corp.	4.2%
Quanta Services, Inc.	3.4%
Apple, Inc.	3.4%
Linde PLC	2.6%
JPMorgan Chase & Co.	2.5%
Visa, Inc. - Class A	2.3%
STERIS PLC	2.3%
Monolithic Power Systems, Inc.	2.2%
Diageo PLC	2.1%
LVHM Moet Hennessy Louis Vuitton S.E.	2.1%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change and may not reflect the current or future position of the Fund.

Stock Performance (12/31/2022 to 6/30/2023)

	Average	Contribution
5 Highest	Weight	to Return
Apple, Inc.	3.79	1.62
Microsoft Corp.	4.09	1.54
Quanta Services, Inc.	3.06	1.05
Marvell Technology, Inc.	1.55	0.97
Monolithic Power Systems, Inc.	1.81	0.84

	Average	Contribution
5 Lowest	Weight	to Return
Chevron Corp.	1.60	-0.21
ConocoPhillips	1.64	-0.22
UnitedHealth Group, Inc.	2.05	-0.23
Globe Life, Inc.	2.02	-0.23
Capri Holdings, Ltd.	1.13	-0.63

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Fund’s Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call (800) 392-2673.

Please see page 30 for a description of the methodology used to construct this table.

15	| www.sbhfunds.com

Segall Bryant & Hamill Short Term Plus Fund	Fund Overview
June 30, 2023 (Unaudited)

Investment Objective
The Fund seeks to provide current income and competitive total return.

Fund Management
James D. Dadura, CFA Portfolio Manager
Gregory C. Hosbein, CFA Portfolio Manager
CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 29.

Average Annual Total Returns

						Since	30-Day SEC	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Yield	Date
Retail Class (SBHPX)	1.82%	2.35%	0.28%	—	—	1.15%	4.88%	12/14/18
Institutional Class (SBAPX)	1.86%	2.54%	0.39%	—	—	1.26%	4.97%	12/14/18
Bloomberg U.S. Government/Credit 1-3 Year Index	1.13%	0.53%	-0.88%	—	—	1.03%

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 0.81%, Net: 0.49%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 0.74%, Net: 0.40%

30-Day SEC Yield figures reflect all fee waivers and expense reimbursements. Without these fee waivers and/or expense reimbursements, the figures would have been 4.71% for the Retail Class and 4.25% for the Institutional Class.

Performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2024, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.49% and 0.40% for the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Fixed Income Risks: Fixed income Funds invest in bonds which entails interest rate risk and credit risk.

Semi-Annual Report | June 30, 2023 |	16

Segall Bryant & Hamill Short Term Plus Fund	Fund Overview
June 30, 2023 (Unaudited)

Sector Allocation (as of 6/30/23)

Industrial	60.7%
Utility	17.5%
U.S. Treasury Bonds & Notes	13.6%
Finance	4.6%
Municipal Bonds	2.5%

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Top Ten Corporate Holdings (as of 6/30/23)

Ball Corp.	2.0%
General Motors Financial Co., Inc.	1.8%
Roper Technologies, Inc.	1.8%
Amphenol Corp.	1.8%
Delta Airlines Pass Thru Trust	1.8%
Nextera Energy Capital Holdings, Inc.	1.8%
Vistra Operations Co. LLC	1.8%
Hewlett Packard Enterprise Co.	1.8%
DTE Electric Co.	1.8%
American Water Capital Corp.	1.8%

Percentages represent the Fund’s aggregate holdings in the same corporate issuer and its affiliates. Holdings are subject to change and may not reflect the current or future position of the Fund.

17	| www.sbhfunds.com

Segall Bryant & Hamill Plus Bond Fund	Fund Overview
June 30, 2023 (Unaudited)

Investment Objective
The Fund seeks to acheive long-term total rate of return consistent with preservation of capital.

Fund Management
Troy A. Johnson, CFA Portfolio Manager	Darren G. Hewitson, CFA Portfolio Manager
Gregory M. Shea, CFA Portfolio Manager
CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 29.

Average Annual Total Returns

						Since	30-Day SEC	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Yield	Date
Retail Class (WTIBX)	3.26%	1.02%	-2.84%	1.24%	2.03%	5.23%	4.88%	6/1/88
Institutional Class (WIIBX)	3.37%	1.30%	-2.65%	1.41%	2.19%	5.29%	5.03%	9/28/07
Bloomberg U.S. Aggregate Bond Index	2.09%	-0.94%	-3.96%	0.77%	1.52%	5.41%

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 0.69%, Net: 0.55%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 0.54%, Net: 0.40%

30-Day SEC Yield figures reflect all fee waivers and expense reimbursements. Without these fee waivers and/or expense reimbursements, the figures would have been 4.83% for the Retail Class and 4.95% for the Institutional Class.

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Institutional Class shares prior to their inception is based on the performance of the Retail Class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2024, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.55% and 0.40% for the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Segall Bryant & Hamill Plus Bond Fund may invest in high-yield/high-risk bonds which are subject to greater levels of liquidity risk. Additionally, investing in bonds entails interest rate risk and credit risk.

Semi-Annual Report | June 30, 2023 |	18

Segall Bryant & Hamill Plus Bond Fund	Fund Overview
June 30, 2023 (Unaudited)

Sector Allocation (as of 6/30/23)

Industrial	29.9%
Mortgage-Backed Securities Passthrough	27.1%
U.S. Treasury Bonds & Notes	17.0%
Finance	11.0%
Utility	4.8%
Municipal Bonds	4.5%
Asset Backed Securities	2.5%
Residential Mortgage-Backed Securities	0.1%

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Top Ten Corporate Holdings (as of 6/30/23)

GTP Acquisition Partners I LLC	1.5%
Wells Fargo & Co.	1.4%
JPMorgan Chase & Co.	1.4%
SBA Tower Trust	1.4%
Citigroup, Inc.	1.1%
Bank of America Corp.	1.0%
Oglethorpe Power Corp.	1.0%
Quanta Services	1.0%
Occidental Petroleum Corp.	1.0%
Masco Corp.	0.9%

Percentages represent the Fund’s aggregate holdings in the same corporate issuer and its affiliates. Holdings are subject to change and may not reflect the current or future position of the Fund.

19	| www.sbhfunds.com

Segall Bryant & Hamill Quality High Yield Fund	Fund Overview
June 30, 2023 (Unaudited)

Investment Objective
The Fund seeks to achieve long-term total rate of return consistent with preservation of capital.

Fund Management
Troy A. Johnson, CFA Portfolio Manager
Gregory M. Shea, CFA Portfolio Manager
CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 29.

Average Annual Total Returns

						Since	30-Day SEC	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Yield	Date
Retail Class (WTLTX)	4.77%	7.60%	1.92%	3.03%	3.98%	6.64%	6.86%	6/1/88
Institutional Class (WILTX)	4.77%	7.86%	2.05%	3.17%	4.15%	6.71%	7.02%	9/28/07
Bloomberg U.S. High Yield 2% Issuer Capped Index	5.38%	9.07%	3.12%	3.34%	4.43%	N/A

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 0.95%, Net: 0.85%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 0.80%, Net: 0.70%

30-Day SEC Yield figures reflect all fee waivers and expense reimbursements. Without these fee waivers and/or expense reimbursements, the figures would have been 6.82% for the Retail Class and 6.92% for the Institutional Class.

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Institutional Class shares prior to their inception is based on the performance of the Retail Class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2024, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.85% and 0.70% for the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Segall Bryant & Hamill Quality High Yield Fund may invest in high-yield/high-risk bonds which are subject to greater levels of liquidity risk. Additionally, investing in bonds entail interest rate risk and credit risk.

Semi-Annual Report | June 30, 2023 |	20

Segall Bryant & Hamill Quality High Yield Fund	Fund Overview
June 30, 2023 (Unaudited)

Sector Allocation (as of 6/30/23)

Industrial	78.2%
Finance	12.7%
Utilities	5.1%

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Top Ten Holdings (as of 6/30/23)

Occidental Petroleum Corp.	2.9%
PDC Energy, Inc.	2.9%
Provident Funding Associates LP/PFG Finance Corp.	2.5%
Range Resources Corp.	2.5%
Goodyear Tire & Rubber Co.	2.4%
IIP Operating Partnership LP	2.4%
KB Home	2.3%
Vistra Operations Co. LLC	2.3%
VICI Properties LP	2.2%
ATS Automation Tooling Systems, Inc.	2.2%

Percentages represent the Fund’s aggregate holdings in the same corporate issuer and its affiliates. Holdings are subject to change and may not reflect the current or future position of the Fund.

21	| www.sbhfunds.com

Segall Bryant & Hamill Municipal Opportunities Fund	Fund Overview
June 30, 2023 (Unaudited)

Investment Objective
The Fund seeks income exempt from Federal income taxes.

Fund Management
Nicholas J. Foley Portfolio Manager
CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 29.

Average Annual Total Returns

						Since	30-Day SEC	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Yield	Date
Retail Class (WTTAX)	1.83%	0.67%	-1.21%	1.35%	—	2.55%	3.43%	12/16/16
Institutional Class (WITAX)	1.91%	0.82%	-1.07%	1.51%	—	2.72%	3.58%	12/16/16
Bloomberg U.S. 1-15 Year Municipal Bond Index	1.85%	2.78%	-0.33%	1.83%	—	2.15%

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 0.73%, Net: 0.65%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 0.57%, Net: 0.50%

30-Day SEC Yield figures reflect all fee waivers and expense reimbursements. Without these fee waivers and/or expense reimbursements, the figures would have been 3.41% for the Retail Class and 3.47% for the Institutional Class.

Performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2024, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.65% and 0.50% for the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Municipal bond fund income may be subject to state and local income taxes and the alternative minimum tax. Capital gains, if any, will be subject to capital gains tax.

Investments in municipal bonds are subject to interest rate risk, or the risk that the bonds will decline in value because of changes in market interest rates.

Semi-Annual Report | June 30, 2023 |	22

Segall Bryant & Hamill Municipal Opportunities Fund	Fund Overview
June 30, 2023 (Unaudited)

Sector Allocation (as of 6/30/23)

Revenue	72.1%
General Obligation	10.9%
Local Authority	6.1%
Corporate Bonds	4.0%
U.S Treasury Bills & Notes	2.8%
Prefunded	1.0%
Certificate Participation	0.0%

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Top Ten Holdings (as of 6/30/23)

Whiting Indiana Environmental Facilities	6.5%
Washington State Economic Development Finance Authority	4.5%
IPMI 3 LLC	4.0%
Virginia Small Business Financing Authority	4.0%
Utah Infrastructure Agency Telecommunications	4.0%
Texas Department of Housing & Community Affairs	3.7%
Burke County Georgia Development Authority Pollution Control	3.2%
Clark County Nevada Jet Aviation Fuel Tax	3.0%
Indiana Finance Authority Environmental Refunding	2.9%
Southern California Public Power Authority No. 1	2.8%

Percentages represent the Fund’s aggregate holdings in the same corporate issuer. Holdings are subject to change and may not reflect the current or future position of the Fund.

23	| www.sbhfunds.com

Segall Bryant & Hamill Colorado Tax Free Fund	Fund Overview
June 30, 2023 (Unaudited)

Investment Objective
The Fund seeks income exempt from both federal and Colorado state personal income taxes.

Fund Management
Nicholas J. Foley Portfolio Manager
CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 29.

Average Annual Total Returns

						Since	30-Day SEC	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Yield	Date
Retail Class (WTCOX)	1.71%	-0.70%	-1.51%	0.95%	2.01%	3.93%	3.34%	6/1/91
Institutional Class (WICOX)	1.78%	-0.55%	-1.37%	1.10%	2.12%	3.96%	3.49%	4/29/16
Bloomberg U.S. 1-15 Year Municipal Bond Index	1.85%	2.78%	-0.33%	1.83%	2.34%	N/A

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 0.70%, Net: 0.65%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 0.55%, Net: 0.50%

30-Day SEC Yield figures reflect all fee waivers and expense reimbursements. Without these fee waivers and/or expense reimbursements, the figures would have been 3.34% for the Retail Class and 3.47% for the Institutional Class.

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Institutional Class shares prior to their inception is based on the performance of the Retail Class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2024, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.65% and 0.50% for the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Segall Bryant & Hamill Colorado Tax Free Fund invests primarily in instruments issued by or on behalf of one state and generally will be more volatile and loss of principal could be greater due to state specific risk.

Municipal bond fund income may be subject to state and local income taxes and the alternative minimum tax. Capital gains, if any, will be subject to capital gains tax.

Investments in municipal bonds are subject to interest rate risk, or the risk that the bonds will decline in value because of changes in market interest rates.

Semi-Annual Report | June 30, 2023 |	24

Segall Bryant & Hamill Colorado Tax Free Fund	Fund Overview
June 30, 2023 (Unaudited)

Sector Allocation (as of 6/30/23)

Revenue	40.6%
Variable Rate Demand Note	22.6%
General Obligation	16.1%
Certificate Participation	9.4%
Local Authority	7.9%
Prerefunded	1.3%

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Top Ten Holdings (as of 6/30/23)

Colorado Health Facilities Authority	7.1%
Colorado Health Facilities Authority	5.6%
City of Colorado Springs Colorado Utilities System	5.2%
Colorado Housing & Finance Authority	4.0%
Denver Colorado City & County Airport	3.8%
Rampart Range Colorado Metropolitan District No. 1	2.7%
University of Colorado Hospital Authority	2.5%
Colorado Health Facilities Authority	2.2%
Berthoud Colorado COP	2.1%
Denver Colorado City & County Airport	1.9%

Percentages represent the Fund’s aggregate holdings in the same corporate issuer and its affiliates. Holdings are subject to change and may not reflect the current or future position of the Fund.

25	| www.sbhfunds.com

Segall Bryant & Hamill Funds	Fund Expenses
June 30, 2023 (Unaudited)

Disclosure of Fund Expenses

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. The examples on the next page are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2023 and held until June 30, 2023.

Actual Expenses. The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table on the next page are meant to highlight ongoing Fund costs only and do not reflect transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semi-Annual Report | June 30, 2023 |	26

Segall Bryant & Hamill Funds	Fund Expenses
June 30, 2023 (Unaudited)

	Beginning Account	Ending Account
	Value	Value	Expense	Expenses Paid
	January 1, 2023	June 30, 2023	Ratio(a)	During Period(b)
Segall Bryant & Hamill Small Cap Value Fund
Retail
Based on Actual Fund Return	$1,000.00	$1,061.60	1.08%	$5.52
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.44	1.08%	$5.41
Institutional
Based on Actual Fund Return	$1,000.00	$1,061.50	0.95%	$4.86
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.08	0.95%	$4.76

Segall Bryant & Hamill Small Cap Growth Fund
Retail
Based on Actual Fund Return	$1,000.00	$1,130.60	1.05%	$5.55
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.59	1.05%	$5.26
Institutional
Based on Actual Fund Return	$1,000.00	$1,131.60	0.88%	$4.65
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.43	0.88%	$4.41

Segall Bryant & Hamill Small Cap Core Fund
Retail
Based on Actual Fund Return	$1,000.00	$1,052.00	1.14%	$5.80
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.14	1.14%	$5.71
Institutional
Based on Actual Fund Return	$1,000.00	$1,052.70	0.99%	$5.04
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.89	0.99%	$4.96

Segall Bryant & Hamill All Cap Fund
Retail
Based on Actual Fund Return	$1,000.00	$1,080.10	0.89%	$4.59
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.38	0.89%	$4.46
Institutional
Based on Actual Fund Return	$1,000.00	$1,080.60	0.84%	$4.33
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.63	0.84%	$4.21

Segall Bryant & Hamill Emerging Markets Fund
Retail
Based on Actual Fund Return	$1,000.00	$1,104.80	1.38%	$7.20
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.95	1.38%	$6.90
Institutional
Based on Actual Fund Return	$1,000.00	$1,105.80	1.23%	$6.42
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.70	1.23%	$6.16

Segall Bryant & Hamill International Small Cap Fund
Retail
Based on Actual Fund Return	$1,000.00	$1,066.10	1.28%	$6.56
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.45	1.28%	$6.41
Institutional
Based on Actual Fund Return	$1,000.00	$1,066.80	1.13%	$5.79
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.19	1.13%	$5.66

Segall Bryant & Hamill Global All Cap Fund
Retail
Based on Actual Fund Return	$1,000.00	$1,141.40	0.90%	$4.78
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.33	0.90%	$4.51
Institutional
Based on Actual Fund Return	$1,000.00	$1,142.40	0.75%	$3.98
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.08	0.75%	$3.76

27	| www.sbhfunds.com

Segall Bryant & Hamill Funds	Fund Expenses
June 30, 2023 (Unaudited)

	Beginning Account	Ending Account
	Value	Value	Expense	Expenses Paid
	January 1, 2023	June 30, 2023	Ratio(a)	During Period(b)
Segall Bryant & Hamill Short Term Plus Fund
Retail
Based on Actual Fund Return	$1,000.00	$1,018.20	0.49%	$2.45
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.36	0.49%	$2.46
Institutional
Based on Actual Fund Return	$1,000.00	$1,018.60	0.40%	$2.00
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.81	0.40%	$2.01

Segall Bryant & Hamill Plus Bond Fund
Retail
Based on Actual Fund Return	$1,000.00	$1,032.60	0.55%	$2.77
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.07	0.55%	$2.76
Institutional
Based on Actual Fund Return	$1,000.00	$1,033.70	0.40%	$2.02
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.81	0.40%	$2.01

Segall Bryant & Hamill Quality High Yield Fund
Retail
Based on Actual Fund Return	$1,000.00	$1,047.70	0.85%	$4.32
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.58	0.85%	$4.26
Institutional
Based on Actual Fund Return	$1,000.00	$1,047.70	0.70%	$3.55
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.32	0.70%	$3.51

Segall Bryant & Hamill Municipal Opportunities Fund
Retail
Based on Actual Fund Return	$1,000.00	$1,018.30	0.65%	$3.25
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.57	0.65%	$3.26
Institutional
Based on Actual Fund Return	$1,000.00	$1,019.10	0.50%	$2.50
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.32	0.50%	$2.51

Segall Bryant & Hamill Colorado Tax Free Fund
Retail
Based on Actual Fund Return	$1,000.00	$1,017.10	0.65%	$3.25
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.57	0.65%	$3.26
Institutional
Based on Actual Fund Return	$1,000.00	$1,017.80	0.50%	$2.50
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.32	0.50%	$2.51

(a)	Annualized, based on each Fund’s most recent one-half year expenses.

(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, muliplied by 181/365 (to reflect the one-half year period).

Semi-Annual Report | June 30, 2023 |	28

Segall Bryant & Hamill Funds	Important Disclosures
June 30, 2023 (Unaudited)

INDEX DEFINITIONS AND DISCLOSURES

All indices are unmanaged and index performance figures include reinvestment of dividends but do not reflect any fees, expenses or taxes.

Investors cannot invest directly in an index.

The Bloomberg U.S. 1-15 Year Municipal Bond Index measures the performance of investment grade (Moody’s Investor Services Aaa to Baa, Standard and Poor’s Corporation AAA to BBB) general obligation and revenue bonds with maturities ranging from one to seventeen years. It is a broad index that is representative of the tax-exempt bond market.

The Bloomberg U.S. Aggregate Bond Index is a fixed income, market-value-weighted index generally representative of investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of at least one year.

The Bloomberg U.S. High Yield 2% Issuer Capped Index is an unmanaged index that is comprised of predominantly US High Yield Corporate Bonds and a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. The weighting of index constituents is limited to a maximum 2%.

The Bloomberg U.S. Government/Credit 1-3 Year Index includes medium and larger issues of U.S. government, investment-grade corporate and investment-grade international dollar-denominated bonds that have maturities of between one and three years.

The MSCI EAFE Small Cap Index measures small cap representation across Developed Markets countries around the world, excluding the US and Canada. It is maintained by MSCI Barra, a provider of investment decision support tools; the EAFE acronym stands for Europe, Australasia and the Far East.

The MSCI Emerging Markets Index measures equity market performance of emerging markets, which consists of the following 24 emerging market indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The MSCI World Index captures large and mid cap representation across 23 Developed Markets countries. With 1,517 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of companies within the Russell 2000® Index having lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Index includes the 2000 firms from the Russell 3000® Index with the smallest market capitalizations. The Russell 3000® Index represents 98% of the investable U.S. equity market.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. stocks.

“Bloomberg®” and the Bloomberg indices are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Service Limited, the administrator of the indices, and have been licensed for use for certain purposes by Segall Bryant & Hamill. Bloomberg is not affiliated with Segall Bryant & Hamill, and Bloomberg does not approve, endorse, review, or recommend the Segall Bryant & Hamill Funds. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Segall Bryant & Hamill Funds.

MSCI Inc. is the source and owner of the MSCI Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. MSCI Barra is not responsible for the formatting or configuration of this material or for any inaccuracy in Segall Bryant & Hamill’s presentation thereof.

FTSE Russell is the source and owner of the Russell Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Russell Investments is not responsible for the formatting or configuration of this material or for any inaccuracy in Segall Bryant & Hamill’s presentation thereof.

29	| www.sbhfunds.com

Segall Bryant & Hamill Funds	Important Disclosures
June 30, 2023 (Unaudited)

TOP 5/BOTTOM 5 STOCK PERFORMANCE CALCULATION METHODOLOGY

The calculation methodology used to construct this table took into account consistently the weighting of every holding in the Fund that contributed to the Fund’s performance during the measurement period, and the table reflects consistently the results of the calculation. The calculation determined the contribution of each Fund holding by calculating the weight (i.e., percentage of the total investments) of each holding multiplied by the rate of return for that holding during the measurement period.

Semi-Annual Report | June 30, 2023 |	30

Segall Bryant & Hamill Small Cap Value Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 92.7%
Communication Services — 0.4%
Media & Entertainment — 0.4%
Quotient Technology, Inc. (a)	664,854	$2,553,039

Consumer Discretionary — 5.7%
Automobiles & Components — 1.7%
Modine Manufacturing Co. (a)	333,813	11,022,506

Consumer Durables & Apparel — 2.5%
Gildan Activewear, Inc. (Canada)	186,861	6,024,399
PVH Corp.	55,354	4,703,429
Steven Madden, Ltd.	151,593	4,955,575
		15,683,403
Consumer Services — 0.9%
Papa John’s International, Inc.	73,075	5,395,127

Retailing — 0.6%
Ollie’s Bargain Outlet Holdings, Inc. (a)	64,855	3,757,050

Consumer Staples — 3.6%
Food, Beverage & Tobacco — 1.5%
Hain Celestial Group, Inc. (The) (a)	594,752	7,440,347
TreeHouse Foods, Inc. (a)	41,931	2,112,484
		9,552,831
Household & Personal Products — 2.1%
Coty, Inc. - Class A (a)	1,037,312	12,748,565

Energy — 4.8%
Energy — 4.8%
Dril-Quip, Inc. (a)	213,987	4,979,478
Helmerich & Payne, Inc.	151,919	5,385,529
Murphy Oil Corp.	214,830	8,227,989
PDC Energy, Inc.	71,702	5,100,880
Range Resources Corp.	221,056	6,499,046
		30,192,922
Financials — 10.9%
Banks — 10.4%
Cadence Bank	256,982	5,047,127
Columbia Banking System, Inc.	189,681	3,846,731
Community Bank System, Inc.	82,646	3,874,444
Enterprise Financial Services Corp.	66,688	2,607,501
Glacier Bancorp, Inc.	209,126	6,518,457
Hancock Whitney Corp.	153,798	5,902,767
Lakeland Financial Corp.	38,157	1,851,378
National Bank Holdings Corp. - Class A	271,225	7,876,374
Pacific Premier Bancorp, Inc.	203,332	4,204,906
Seacoast Banking Corp. of Florida	329,842	7,289,508
SouthState Corp.	109,443	7,201,349
United Community Banks, Inc.	194,344	4,856,657
WesBanco, Inc.	165,766	4,245,267
		65,322,466
Diversified Financials — 0.5%
Green Dot Corp. - Class A (a)	163,251	3,059,324
	Shares	Value
Health Care — 11.4%
Health Care Equipment & Services — 8.5%
Adapthealth Corp. (a)	339,832	$4,135,756
AngioDynamics, Inc. (a)	171,598	1,789,767
ICU Medical, Inc. (a)	97,118	17,305,456
NeoGenomics, Inc. (a)	380,124	6,108,593
Orthofix Medical, Inc. (a)	547,210	9,882,613
Pediatrix Medical Group, Inc. (a)	418,230	5,943,048
Premier, Inc. - Class A	166,134	4,595,266
Surmodics, Inc. (a)	109,216	3,419,553
		53,180,052
Pharmaceuticals, Biotechnology & Life Sciences — 2.9%
Alkermes PLC (Ireland) (a)	167,870	5,254,331
BioCryst Pharmaceuticals, Inc. (a)	582,350	4,099,744
Galapagos NV ADR (a)	111,622	4,538,551
Geron Corp. (a)	990,148	3,178,375
ImmunoGen, Inc. (a)	82,836	1,563,115
		18,634,116
Industrials — 28.2%
Capital Goods — 22.9%
AAR Corp. (a)	147,177	8,500,943
Apogee Enterprises, Inc.	193,278	9,174,907
Astec Industries, Inc.	154,464	7,018,844
AZZ, Inc.	218,674	9,503,572
CIRCOR International, Inc. (a)	301,335	17,010,361
Columbus McKinnon Corp.	106,924	4,346,461
Desktop Metal, Inc. - Class A (a)	566,313	1,002,374
Enerpac Tool Group Corp. - Class A	149,176	4,027,752
EnerSys	127,303	13,814,921
Mercury Systems, Inc. (a)	172,514	5,967,259
Quanex Building Products Corp.	300,385	8,065,337
Regal Rexnord Corp.	113,454	17,460,571
REV Group, Inc.	647,745	8,589,099
SPX Technologies, Inc. (a)	215,419	18,304,152
Sterling Infrastructure, Inc. (a)	200,644	11,195,935
		143,982,488
Commercial & Professional Services — 4.6%
Conduent, Inc. (a)	1,072,450	3,646,330
CSG Systems International, Inc.	30,792	1,623,970
KBR, Inc.	160,929	10,470,041
SP Plus Corp. (a)	336,565	13,163,057
		28,903,398
Transportation — 0.7%
ArcBest Corp.	42,856	4,234,173

Information Technology — 5.8%
Software & Services — 2.1%
OneSpan, Inc. (a)	72,261	1,072,353
Progress Software Corp.	204,006	11,852,749
		12,925,102
Technology Hardware & Equipment — 3.7%
Belden, Inc.	168,351	16,102,773
FARO Technologies, Inc. (a)	205,813	3,334,171
Lumentum Holdings, Inc. (a)	66,321	3,762,390
		23,199,334

See Notes to Financial Statements.

31	| www.sbhfunds.com

Segall Bryant & Hamill Small Cap Value Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Shares	Value
Materials — 8.8%
Materials — 8.8%
Alamos Gold, Inc. - Class A (Canada)	759,001	$9,047,292
Compass Minerals International, Inc.	365,619	12,431,046
Element Solutions, Inc.	307,723	5,908,282
MP Materials Corp. (a)	167,876	3,841,003
Schnitzer Steel Industries, Inc. - Class A	43,608	1,307,804
Sensient Technologies Corp.	68,188	4,850,212
Silgan Holdings, Inc.	174,317	8,173,724
Summit Materials, Inc. - Class A (a)	256,466	9,707,238
		55,266,601
Real Estate — 8.0%
Real Estate — 8.0%
Cousins Properties, Inc.	153,886	3,508,601
DigitalBridge Group, Inc. - Class A	297,679	4,378,858
Empire State Realty Trust, Inc. - Class A	348,165	2,607,756
Equity Commonwealth	1,155,048	23,401,272
Physicians Realty Trust	279,399	3,908,792
STAG Industrial, Inc.	185,954	6,672,029
Terreno Realty Corp.	95,249	5,724,465
		50,201,773
Utilities — 5.1%
Utilities — 5.1%
ALLETE, Inc.	125,094	7,251,699
Avista Corp.	99,516	3,907,993
New Jersey Resources Corp.	135,898	6,414,386
OGE Energy Corp.	187,990	6,750,721
PNM Resources, Inc.	176,529	7,961,458
		32,286,257
Investments at Value — 92.7%
(Cost $532,687,543)		$582,100,527

Other Assets in Excess of Liabilities — 7.3%		45,597,989

Net Assets — 100.0%		$627,698,516

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	32

Segall Bryant & Hamill Small Cap Growth Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.1%
Communication Services — 1.3%
Media & Entertainment — 1.3%
New York Times Co. (The) - Class A	75,790	$2,984,610

Consumer Discretionary — 6.9%
Automobiles & Components — 1.3%
Fox Factory Holding Corp. (a)	27,056	2,935,847

Consumer Services — 3.6%
Bright Horizons Family Solutions, Inc. (a)	25,490	2,356,551
Churchill Downs, Inc.	28,020	3,899,543
Shake Shack, Inc. - Class A (a)	24,081	1,871,575
		8,127,669
Retailing — 2.0%
Boot Barn Holdings, Inc. (a)	37,380	3,165,712
Warby Parker, Inc. - Class A (a)	101,631	1,188,067
		4,353,779
Consumer Staples — 1.5%
Food, Beverage & Tobacco — 1.5%
Simply Good Foods Co. (The) (a)	89,002	3,256,583

Energy — 5.8%
Energy — 5.8%
Cactus, Inc. - Class A	62,218	2,633,066
Denbury, Inc. (a)	37,581	3,241,737
Matador Resources Co.	65,300	3,416,496
Range Resources Corp.	79,170	2,327,598
TechnipFMC PLC (United Kingdom) (a)	74,464	1,237,592
		12,856,489
Financials — 7.9%
Diversified Financials — 4.5%
Hamilton Lane, Inc. - Class A	46,608	3,727,708
Houlihan Lokey, Inc.	40,330	3,964,842
StepStone Group, Inc. - Class A	92,815	2,302,740
		9,995,290
Insurance — 3.4%
Goosehead Insurance, Inc. - Class A (a)	27,497	1,729,287
Kinsale Capital Group, Inc.	10,405	3,893,551
Palomar Holdings, Inc. (a)	32,233	1,870,803
		7,493,641
Health Care — 21.7%
Health Care Equipment & Services — 13.8%
Addus HomeCare Corp. (a)	33,693	3,123,341
CONMED Corp.	25,527	3,468,864
Ensign Group, Inc. (The)	42,466	4,053,804
Globus Medical, Inc. - Class A (a)	35,472	2,112,003
Inari Medical, Inc. (a)	40,039	2,327,868
Inspire Medical Systems, Inc. (a)	12,674	4,114,487
Integra LifeSciences Holdings Corp. (a)	41,410	1,703,193
Lantheus Holdings, Inc. (a)	29,636	2,487,053
Option Care Health, Inc. (a)	98,192	3,190,258
Silk Road Medical, Inc. (a)	39,189	1,273,251
Surgery Partners, Inc. (a)	64,027	2,880,575
		30,734,697
	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences — 7.9%
Alkermes PLC (Ireland) (a)	128,482	$4,021,486
Avid Bioservices, Inc. (a)	158,656	2,216,424
Azenta, Inc. (a)	35,248	1,645,377
Blueprint Medicines Corp. (a)	32,699	2,066,577
Medpace Holdings, Inc. (a)	12,556	3,015,574
Natera, Inc. (a)	45,557	2,216,804
Pacira BioSciences, Inc. (a)	30,638	1,227,665
Xencor, Inc. (a)	50,372	1,257,789
		17,667,696
Industrials — 23.8%
Capital Goods — 12.6%
Ameresco, Inc. - Class A (a)	30,210	1,469,112
Atkore, Inc. (a)	12,499	1,949,094
AZEK Co., Inc. (The) - Class A (a)	97,505	2,953,427
Comfort Systems USA, Inc.	25,237	4,143,915
Hexcel Corp.	59,108	4,493,390
John Bean Technologies Corp.	24,940	3,025,222
Kratos Defense & Security Solutions, Inc. (a)	172,357	2,471,599
Simpson Manufacturing Co., Inc.	22,118	3,063,343
SiteOne Landscape Supply, Inc. (a)	16,660	2,788,218
Trex Co., Inc. (a)	27,026	1,771,825
		28,129,145
Commercial & Professional Services — 9.2%
CBIZ, Inc. (a)	41,797	2,226,944
MAXIMUS, Inc.	58,796	4,968,850
Montrose Environmental Group, Inc. (a)	43,221	1,820,468
RB Global Inc.	51,034	3,062,040
Tetra Tech, Inc.	34,204	5,600,563
WNS Holdings, Ltd. ADR (India) (a)	36,929	2,722,406
		20,401,271
Transportation — 2.0%
Saia, Inc. (a)	12,650	4,331,487

Information Technology — 19.4%
Semiconductors & Semiconductor Equipment — 7.5%
Allegro MicroSystems, Inc. (a)	27,395	1,236,610
Credo Technology Group Holding, Ltd. (Cayman Islands) (a)	60,499	1,049,053
Onto Innovation, Inc. (a)	48,671	5,668,711
Power Integrations, Inc.	50,555	4,786,042
Silicon Laboratories, Inc. (a)	16,990	2,680,003
SiTime Corp. (a)	10,960	1,292,951
		16,713,370
Software & Services — 9.2%
BlackLine, Inc. (a)	45,995	2,475,451
Box, Inc. - Class A (a)	91,948	2,701,432
Endava PLC ADR (United Kingdom) (a)	51,562	2,670,396
Envestnet, Inc. (a)	70,898	4,207,796
Globant S.A. (Luxembourg) (a)	15,046	2,704,067
Sprout Social, Inc. - Class A (a)	23,499	1,084,714
Workiva, Inc. (a)	46,325	4,709,400
		20,553,256
Technology Hardware & Equipment — 2.7%
Novanta, Inc. (a)	32,365	5,958,396

See Notes to Financial Statements.

33	| www.sbhfunds.com

Segall Bryant & Hamill Small Cap Growth Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Shares	Value
Materials — 3.8%
Materials — 3.8%
Avient Corp.	57,834	$2,365,410
Innospec, Inc.	28,715	2,884,135
Livent Corp. (a)	119,942	3,290,009
		8,539,554
Real Estate — 3.0%
Real Estate — 3.0%
Americold Realty Trust, Inc.	90,521	2,923,828
Terreno Realty Corp.	62,689	3,767,609
		6,691,437
Investments at Value — 95.1%
(Cost $185,732,574)		$211,724,217

Other Assets in Excess of Liabilities — 4.9%		10,930,465

Net Assets — 100.0%		$222,654,682

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	34

Segall Bryant & Hamill Small Cap Core Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.3%
Consumer Discretionary — 12.9%
Automobiles & Components — 2.3%
Fox Factory Holding Corp. (a)	3,196	$346,798
Gentex Corp.	19,603	573,584
Modine Manufacturing Co. (a)	12,367	408,358
		1,328,740
Consumer Durables & Apparel — 5.1%
Capri Holdings, Ltd. (a)	7,177	257,583
Carter’s, Inc.	6,934	503,409
Columbia Sportswear Co.	4,959	383,033
Gildan Activewear, Inc. (Canada)	22,214	716,179
Installed Building Products, Inc.	2,240	313,958
Steven Madden, Ltd.	19,510	637,782
Universal Electronics, Inc. (a)	11,664	112,208
		2,924,152
Consumer Services — 4.4%
Choice Hotels International, Inc.	6,442	757,064
Churchill Downs, Inc.	3,287	457,452
Texas Roadhouse, Inc.	6,725	755,083
Vail Resorts, Inc.	2,324	585,090
		2,554,689
Retailing — 1.1%
American Eagle Outfitters, Inc.	16,382	193,307
Five Below, Inc. (a)	2,142	420,989
		614,296
Consumer Staples — 3.8%
Food & Staples Retailing — 1.0%
Casey’s General Stores, Inc.	2,332	568,728

Food, Beverage & Tobacco — 1.8%
Coca-Cola Consolidated, Inc.	922	586,410
Hain Celestial Group, Inc. (The) (a)	16,553	207,078
J & J Snack Foods Corp.	1,622	256,860
		1,050,348
Household & Personal Products — 1.0%
Inter Parfums, Inc.	4,085	552,415

Energy — 3.6%
Energy — 3.6%
Civitas Resources, Inc.	5,964	413,723
Matador Resources Co.	15,621	817,291
PDC Energy, Inc.	12,275	873,243
		2,104,257
Financials — 5.6%
Banks — 5.6%
Ameris Bancorp	7,740	264,785
Glacier Bancorp, Inc.	18,529	577,549
Lakeland Financial Corp.	3,505	170,062
Seacoast Banking Corp. of Florida	28,398	627,596
SouthState Corp.	10,977	722,287
United Bankshares, Inc.	12,706	376,987
United Community Banks, Inc.	19,336	483,207
		3,222,473
	Shares	Value
Health Care — 10.3%
Health Care Equipment & Services — 7.5%
Amedisys, Inc. (a)	3,034	$277,429
Encompass Health Corp.	5,705	386,286
Ensign Group, Inc. (The)	7,699	734,946
Globus Medical, Inc. - Class A (a)	11,282	671,730
Insulet Corp. (a)	3,155	909,713
Integra LifeSciences Holdings Corp. (a)	5,062	208,200
NextGen Healthcare, Inc. (a)	37,704	611,559
Orthofix Medical, Inc. (a)	15,390	277,943
Phreesia, Inc. (a)	8,192	254,034
		4,331,840
Pharmaceuticals, Biotechnology & Life Sciences — 2.8%
Bio-Techne Corp.	5,416	442,108
Halozyme Therapeutics, Inc. (a)	13,074	471,579
Medpace Holdings, Inc. (a)	1,431	343,684
Veracyte, Inc. (a)	14,102	359,178
		1,616,549
Industrials — 31.6%
Capital Goods — 19.6%
AAR Corp. (a)	12,547	724,715
AZEK Co., Inc. (The) - Class A (a)	16,978	514,264
BWX Technologies, Inc.	5,791	414,462
Carlisle Cos., Inc.	3,819	979,688
Crane NXT Co.	10,831	611,302
EMCOR Group, Inc.	6,362	1,175,570
EnerSys	7,176	778,739
EnPro Industries, Inc.	9,903	1,322,348
ITT, Inc.	9,027	841,407
RBC Bearings, Inc. (a)	2,253	489,960
Regal Rexnord Corp.	3,780	581,742
SPX Technologies, Inc. (a)	10,043	853,354
Standex International Corp.	3,749	530,371
UFP Industries, Inc.	7,589	736,512
Vicor Corp. (a)	7,232	390,528
Zurn Elkay Water Solutions Corp.	13,915	374,174
		11,319,136
Commercial & Professional Services — 8.8%
CACI International, Inc. - Class A (a)	2,831	964,918
Casella Waste Systems, Inc. - Class A (a)	11,666	1,055,190
KBR, Inc.	22,521	1,465,216
MAXIMUS, Inc.	7,831	661,798
WNS Holdings, Ltd. ADR (India) (a)	12,594	928,429
		5,075,551
Transportation — 3.2%
Allegiant Travel Co. (a)	5,282	667,011
Forward Air Corp.	3,929	416,906
Hub Group, Inc. - Class A (a)	9,930	797,578
		1,881,495
Information Technology — 14.4%
Semiconductors & Semiconductor Equipment — 4.5%
Onto Innovation, Inc. (a)	5,918	689,269
Rambus, Inc. (a)	5,534	355,117
Silicon Laboratories, Inc. (a)	5,131	809,364
Universal Display Corp.	5,111	736,648
		2,590,398
See Notes to Financial Statements.

35	| www.sbhfunds.com

Segall Bryant & Hamill Small Cap Core Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Shares	Value
Software & Services — 6.0%
Agilysys, Inc. (a)	11,656	$800,068
Alteryx, Inc. - Class A (a)	9,774	443,739
CCC Intelligent Solutions Holdings, Inc. (a)	65,267	731,643
Descartes Systems Group, Inc. (The) (Canada) (a)	2,452	196,430
Model N, Inc. (a)	19,922	704,442
Tenable Holdings, Inc. (a)	13,285	578,562
		3,454,884
Technology Hardware & Equipment — 3.9%
Advanced Energy Industries, Inc.	3,122	347,947
Badger Meter, Inc.	5,472	807,448
Ciena Corp. (a)	13,583	577,142
Pure Storage, Inc. - Class A (a)	14,993	552,042
		2,284,579
Materials — 8.1%
Materials — 8.1%
Berry Global Group, Inc.	13,326	857,395
Compass Minerals International, Inc.	4,811	163,574
Eagle Materials, Inc.	2,845	530,365
Element Solutions, Inc.	34,700	666,240
Graphic Packaging Holding Co.	35,495	852,945
Huntsman Corp.	11,413	308,379
Ingevity Corp. (a)	4,837	281,320
Materion Corp.	9,123	1,041,846
		4,702,064
Real Estate — 3.0%
Real Estate — 3.0%
Equity Commonwealth	18,856	382,023
First Industrial Realty Trust, Inc.	15,724	827,711
STAG Industrial, Inc.	14,549	522,018
		1,731,752
Investments at Value — 93.3%
(Cost $45,869,913)		$53,908,346

Other Assets in Excess of Liabilities — 6.7%		3,890,111

Net Assets — 100.0%		$57,798,457

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	36

Segall Bryant & Hamill All Cap Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.1%
Communication Services — 3.2%
Media & Entertainment — 3.2%
Alphabet, Inc. - Class C (a)	35,376	$4,279,435

Consumer Discretionary — 10.7%
Consumer Services — 3.9%
Papa John’s International, Inc.	18,428	1,360,539
Service Corp. International	39,197	2,531,734
Vail Resorts, Inc.	5,505	1,385,939
		5,278,212
Retailing — 6.8%
Amazon.com, Inc. (a)	15,895	2,072,072
Home Depot, Inc. (The)	5,052	1,569,353
O’Reilly Automotive, Inc. (a)	2,690	2,569,757
TJX Cos., Inc. (The)	34,510	2,926,103
		9,137,285
Consumer Staples — 8.1%
Food & Staples Retailing — 3.0%
Dollar General Corp.	14,461	2,455,189
Sysco Corp.	21,604	1,603,017
		4,058,206
Food, Beverage & Tobacco — 1.8%
Mondelēz International, Inc. - Class A	33,678	2,456,473

Household & Personal Products — 3.3%
Estēe Lauder Cos., Inc. (The) - Class A	7,718	1,515,661
Unilever PLC ADR (United Kingdom)	55,055	2,870,017
		4,385,678
Energy — 5.2%
Energy — 5.2%
Chevron Corp.	17,741	2,791,546
ConocoPhillips	22,863	2,368,836
Suncor Energy, Inc. (Canada)	63,229	1,853,874
		7,014,256
Financials — 17.0%
Banks — 2.2%
JPMorgan Chase & Co.	20,921	3,042,750

Diversified Financials — 6.9%
Ares Management Corp. - Class A	36,580	3,524,483
Berkshire Hathaway, Inc. - Class B (a)	5,808	1,980,528
Visa, Inc. - Class A	15,920	3,780,682
		9,285,693
Insurance — 7.9%
Berkley (W. R.) Corp.	37,669	2,243,566
Globe Life, Inc.	23,440	2,569,493
Marsh & McLennan Cos., Inc.	11,180	2,102,734
Reinsurance Group of America, Inc.	26,583	3,686,796
		10,602,589
	Shares	Value
Health Care — 16.8%
Health Care Equipment & Services — 7.2%
Becton, Dickinson & Co.	8,926	$2,356,553
McKesson Corp.	4,091	1,748,125
STERIS PLC (Ireland)	10,483	2,358,466
UnitedHealth Group, Inc.	6,727	3,233,265
		9,696,409
Pharmaceuticals, Biotechnology & Life Sciences — 9.6%
Bio-Techne Corp.	22,070	1,801,574
Mettler-Toledo International, Inc. (a)	1,354	1,775,961
Novo Nordisk A/S ADR (Denmark)	21,176	3,426,912
Perrigo Co. PLC (Ireland)	50,050	1,699,198
Thermo Fisher Scientific, Inc.	3,863	2,015,520
Zoetis, Inc.	12,792	2,202,910
		12,922,075
Industrials — 14.7%
Capital Goods — 11.9%
Advanced Drainage Systems, Inc.	14,353	1,633,084
AZEK Co., Inc. (The) - Class A (a)	86,291	2,613,754
Dover Corp.	13,918	2,054,993
Quanta Services, Inc.	31,996	6,285,614
Raytheon Technologies Corp.	34,990	3,427,621
		16,015,066
Commercial & Professional Services — 2.8%
Jacobs Solutions, Inc.	15,933	1,894,274
Republic Services, Inc.	12,870	1,971,298
		3,865,572
Information Technology — 19.2%
Semiconductors & Semiconductor Equipment — 5.8%
ASML Holding N.V. (Netherlands)	2,663	1,930,009
Marvell Technology, Inc.	36,031	2,153,933
Microchip Technology, Inc.	18,320	1,641,289
Monolithic Power Systems, Inc.	3,963	2,140,932
		7,866,163
Software & Services — 7.6%
Fair Isaac Corp. (a)	1,707	1,381,322
Microsoft Corp.	19,454	6,624,865
ServiceNow, Inc. (a)	3,865	2,172,014
		10,178,201
Technology Hardware & Equipment — 5.8%
Apple, Inc.	20,336	3,944,574
Keysight Technologies, Inc. (a)	11,736	1,965,193
Zebra Technologies Corp. - Class A (a)	6,569	1,943,307
		7,853,074

See Notes to Financial Statements.

37	| www.sbhfunds.com

Segall Bryant & Hamill All Cap Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Shares	Value
Materials — 4.2%
Materials — 4.2%
Avery Dennison Corp.	14,801	$2,542,812
FMC Corp.	12,735	1,328,770
Franco-Nevada Corp. (Canada)	12,201	1,739,862
		5,611,444
Investments at Value — 99.1%
(Cost $83,497,601)		$133,548,581

Other Assets in Excess of Liabilities — 0.9%		1,233,045

Net Assets — 100.0%		$134,781,626

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	38

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.5%
Communication Services — 9.3%
Media & Entertainment — 4.5%
China South Publishing & Media Group Co., Ltd. - Class A (China)	86,500	$138,321
Gamania Digital Entertainment Co., Ltd. (Taiwan)	39,000	102,713
IMAX China Holding, Inc. (China) (a)	61,800	55,105
Jagran Prakashan, Ltd. (India)	64,430	60,929
NetDragon Websoft Holdings, Ltd. (China)	64,000	120,841
NetEase, Inc. ADR (Hong Kong)	300	29,007
Sun TV Network, Ltd. (India)	10,532	56,454
Tencent Holdings, Ltd. (China)	35,200	1,492,518
Tencent Music Entertainment Group ADR (China) (b)	22,300	164,574
Yandex N.V. - Class A (Russia) * (b)(c)	810	0
		2,220,462
Telecommunication Services — 4.8%
Advanced Info Service PCL (Thailand)	5,900	35,786
America Movil S.A.B. de C.V. - Series B ADR (Mexico) (b)	7,400	160,136
APT Satellite Holdings, Ltd. (China)	654,000	186,117
China Tower Corp., Ltd. - H Shares (China) (a)	4,286,000	477,328
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	9,241	56,706
Empresa Nacional de
Telecomunicaciones S.A. (Chile)	33,783	135,814
Etihad Etisalat Co. (Saudi Arabia)	25,542	327,687
Indus Towers, Ltd. (India) (b)	101,107	202,737
KT Corp. ADR (South Korea)	19,100	215,830
LG Uplus Corp. (South Korea)	29,898	244,040
Mobile Telecommunications Co.(Saudi Arabia) (b)	11,104	41,924
Mobile Telecommunications Co. KSCP (Kuwait)	30,276	51,199
Ooredoo Q. P. S.C. (Qatar)	50,887	152,907
Turkcell Iletisim Hizmetleri A. S. ADR (Turkey)	14,100	50,337
		2,338,548
Consumer Discretionary — 13.3%
Automobiles & Components — 5.1%
AAPICO Hitech PCL (Thailand)	92,400	91,234
Apollo Tyres, Ltd. (India) (b)	27,519	136,330
Astra Otoparts Tbk P. T. (Indonesia)	499,900	82,836
Automotive Axles, Ltd. (India) (b)	1,927	52,277
BAIC Motor Corp., Ltd. - H Shares (China) (a)	769,500	187,405
Bajaj Auto, Ltd. (India)	1,068	61,151
CEAT, Ltd. (India)	1,110	28,132
Chaowei Power Holdings, Ltd. (China)	349,000	68,005
Cheng Shin Rubber Industry Co., Ltd. (Taiwan)	53,000	68,429
Depo Auto Parts Ind Co., Ltd. (Taiwan)	22,000	83,610
	Shares	Value
Automobiles & Components (continued)
Eurocharm Holdings Co., Ltd. (Taiwan) (b)	4,000	$24,032
Grupo Industrial Saltillo S.A. B. de C. V. (Mexico)	13,600	23,832
Hankook Tire & Technology Co., Ltd. (South Korea)	1,358	35,641
Hero MotoCorp, Ltd. (India) (b)	688	24,439
Huayu Automotive Systems Co., Ltd. - Class A (China)	103,300	263,251
Hyundai Motor Co. (South Korea)	158	24,862
JK Tyre & Industries, Ltd. (India) (b)	11,378	32,898
Kia Corp. (South Korea)	4,750	320,081
Maharashtra Scooters, Ltd. (India)	1,178	78,718
Mahindra CIE Automotive, Ltd. (India)	20,096	126,284
Oriental Holdings Bhd (Malaysia)	28,903	39,446
Qingling Motors Co., Ltd. - H Shares (China) (b)	202,159	19,402
SL Corp. (South Korea)	1,287	36,124
SNT Motiv Co., Ltd. (South Korea)	832	33,507
Sundaram-Clayton, Ltd. (India)	1,181	67,106
Thai Stanley Electric PCL (Thailand)	17,267	105,640
Tianneng Power International, Ltd. (China)	194,000	200,954
Tong Yang Industry Co., Ltd. (Taiwan)	24,000	40,690
UMW Holdings Bhd (Malaysia)	33,000	26,513
Xingda International Holdings, Ltd. (China)	845,606	152,318
		2,535,147
Consumer Durables & Apparel — 2.8%
Best Pacific International Holdings, Ltd. (China)	220,000	30,041
China Lilang, Ltd. (China)	44,000	23,583
Dom Development S.A. (Poland)	732	24,998
Fulgent Sun International Holding Co., Ltd. (Taiwan)	6,000	26,632
GHCL Textiles, Ltd. (India) (b)	4,034	3,597
Gree Electric Appliances, Inc. of Zhuhai - Class A (China)	102,200	515,013
Handsome Co., Ltd. (South Korea)	1,160	20,544
Hisense Home Appliances Group Co.,Ltd. - H Shares (China) (b)	160,000	412,022
LF Corp. (South Korea)	3,796	49,084
Makalot Industrial Co., Ltd. (Taiwan)	3,000	29,161
Topkey Corp. (Taiwan)	4,000	24,840
Weiqiao Textile Co. - H Shares (China) (b)	187,701	38,691
Youngone Corp. (South Korea)	1,843	90,534
Youngone Holdings Co., Ltd. (South Korea)	1,443	84,888
		1,373,628
Consumer Services — 0.7%
Fu Shou Yuan International Group, Ltd. (China) (a)	57,000	39,312
Haidilao International Holding, Ltd. (China) (a)	20,000	44,228

See Notes to Financial Statements.

39	| www.sbhfunds.com

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Shares	Value
Consumer Services (continued)
Meituan - Class B (China) (a)(b)	8,060	$126,388
New Oriental Education & Technology
Group, Inc. (China) (a)(b)	14,800	58,338
OPAP S.A. (Greece) (b)	1,832	31,948
Wowprime Corp. (Taiwan) (b)	2,000	20,502
Xiabuxiabu Catering Management China Holdings Co., Ltd. (China) (a)(b)	35,500	16,747
		337,463
Retailing — 4.7%
Alibaba Group Holding, Ltd. ADR (Hong Kong) (b)	9,700	808,495
Bermaz Auto Bhd (Malaysia) (b)	56,200	26,871
China Harmony Auto Holding, Ltd. (China) (b)	136,000	15,014
Dogan Sirketler Grubu Holdings A. S. (Turkey)	88,473	33,630
Dogus Otomotiv Servis ve Ticaret A/S (Turkey)	7,279	47,704
EEKA Fashion Holdings, Ltd. (China)	23,000	30,232
Hyundai Home Shopping Network Corp. (South Korea)	580	20,189
MBM Resources Bhd (Malaysia)	34,500	26,092
Naspers, Ltd. - N Shares (South Africa)	1,268	229,075
Organizacion Terpel S.A. (Colombia)	19,911	33,399
Padini Holdings Bhd (Malaysia)	33,000	27,432
Pinduoduo, Inc. ADR (Japan) (b)	500	34,570
Topsports International Holdings, Ltd. (China) (a)	32,000	27,841
Truworths International, Ltd. (South Africa)	11,793	35,464
Vipshop Holdings, Ltd. ADR (China) (b)	36,600	603,900
Wuchan Zhongda Group Co., Ltd. (China)	100,900	68,798
Xinhua Winshare Publishing and Media Co., Ltd. - H Shares (China)	326,000	238,760
		2,307,466
Consumer Staples — 5.9%
Food & Staples Retailing — 0.7%
Grupo Comercial Chedraui S.A. de C. V. (Mexico)	45,000	256,839
Keepers Holdings, Inc. (The) (Philippines)	1,071,554	30,289
Migros Ticaret A. S. (Turkey)	5,531	45,199
Yifeng Pharmacy Chain Co., Ltd. - Class A (China)	1,320	6,744
		339,071
Food, Beverage & Tobacco — 4.8%
Almarai Co. JSC (Saudi Arabia)	8,700	140,940
China Feihe, Ltd. (China) (a)	660,000	367,227
China Foods, Ltd. (China)	584,455	207,054
Dharma Satya Nusantara Tbk P. T. (Indonesia)	1,372,500	48,923
Donwong F&B Co., Ltd. (South Korea)	2,496	52,870
Fomento Economico Mexicano, S.A.B.de C. V. ADR (Mexico)	900	99,756
	Shares	Value
Food, Beverage & Tobacco (continued)
Godfrey Phillips India, Ltd. (India)	4,868	$100,087
Grupo Herdez S.A.B. de C. V. (Mexico)	42,923	111,398
Indofood Sukses Makmur Tbk P.T. (Indonesia)	328,500	160,903
ITC, Ltd. (India)	68,105	375,265
JBS S.A. (Brazil)	50,900	185,593
KRBL, Ltd. (India)	20,391	84,726
Meihua Holdings Group Co., Ltd. - Class A (China)	30,600	37,723
Muyuan Foods Co., Ltd. - Class A (China) (b)	7,500	43,597
Orion Corp. (South Korea)	253	23,082
Orion Holdings Corp. (South Korea)	8,965	100,183
Samyang Holdings Corp. (South Korea)	1,093	60,397
Savola Group (The) (Saudi Arabia)	4,571	50,845
Thaifoods Group PCL (Thailand)	814,100	92,324
Uni-President China Holdings, Ltd. (China)	52,000	43,852
		2,386,745
Household & Personal Products — 0.4%
Bajaj Consumer Care, Ltd. (India) (b)	32,710	77,337
Chlitina Holding, Ltd. (Taiwan)	10,000	64,093
Grape King Bio, Ltd. (Taiwan)	10,000	53,966
		195,396
Energy — 4.6%
Energy — 4.6%
Adaro Energy Indonesia Tbk P.T. (Indonesia)	322,800	47,989
Banpu Public Co., Ltd. (Thailand)	118,400	29,726
Bukit Asam Tbk P.T. (Indonesia)	123,800	22,072
China Coal Energy Co., Ltd. - H Shares (China)	53,000	39,464
China Petroleum & Chemical Corp. - H Shares (China)	174,000	102,301
China Shenhua Energy Co., Ltd. - H Shares (China)	35,500	108,794
Coal India, Ltd. (India)	85,931	242,245
Ecopetrol S.A. ADR (Colombia)	4,900	50,225
Gazprom PJSC (Russia) *(c)	101,150	0
HD Hyundai Co., Ltd. (South Korea)	468	21,368
LUKOIL PJSC ADR (Russia) *(b)(c)	2,253	0
Oil & Natural Gas Corp., Ltd. (India)	135,549	265,131
PetroChina Co., Ltd. - H Shares (China)	134,000	93,044
Petroleo Brasileiro S.A. ADR (Brazil)	22,300	308,409
Petronet LNG, Ltd. (India)	41,150	111,843
Polski Koncern Naftowy ORLEN S.A. (Poland)	9,415	149,263
PTT Exploration & Production PCL (Thailand)	23,400	99,530
PTT PCL (Thailand)	58,000	55,110
Reliance Industries, Ltd. 144A (India) (d)	2,960	184,334
Rosneft Oil Co. PJSC (Russia) *(b)(c)	16,950	0
Saudi Arabian Oil Co. (Saudi Arabia) (a)	8,921	77,280
Shaanxi Coal Industry Co., Ltd. - Class A (China)	26,800	67,256

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	40

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Shares	Value
Energy (continued)
SK Gas, Ltd. (South Korea)	265	$25,771
Thai Oil PCL (Thailand)	20,500	25,748
United Tractors Tbk P.T. (Indonesia)	38,300	59,334
Yankuang Energy Group Co., Ltd. -H Shares (China)	22,000	63,164
		2,249,401
Financials — 22.3%
Banks — 17.4%
Absa Group, Ltd. (South Africa)	31,671	282,670
AFFIN Bank Bhd (Malaysia)	53,500	21,549
Agricultural Bank of China, Ltd. -Class A (China)	76,900	37,436
Agricultural Bank of China, Ltd. -H Shares (China)	304,000	119,724
Akbank T.A.S. (Turkey)	80,117	62,264
Alior Bank S.A. (Poland) (b)	2,317	27,589
AMMB Holdings Bhd (Malaysia)	39,100	30,378
Arab National Bank (Saudi Arabia)	37,512	264,536
Banco ABC Brasil S.A. (Brazil)	7,200	28,674
Banco BBVA Peru S.A. (Peru)	57,684	25,495
Banco da Amazonia S.A. (Brazil)	2,200	32,298
Banco del Bajio S.A. (Mexico) (a)	44,400	135,616
Banco do Brasil S.A. (Brazil)	64,000	660,249
BanColombia S.A. ADR (Colombia)	1,700	45,356
Bangkok Bank PCL (Thailand)	19,100	86,380
Bank CIMB Niaga Tbk P.T. (Indonesia)	1,626,600	172,202
Bank Handlowy w Warszawie S.A. (Poland)	3,187	67,747
Bank Mandiri Persero Tbk P.T. (Indonesia)	150,400	52,283
Bank OCBC Nisp Tbk P.T. (Indonesia)	354,500	28,044
Bank of Baroda (India)	105,269	244,972
Bank of Beijing Co., Ltd. - Class A (China)	76,300	48,730
Bank of China, Ltd. - Class A (China) (b)	94,500	50,936
Bank of China, Ltd. - H Shares (China)	1,527,000	613,077
Bank of Chongqing Co., Ltd. - H Shares (China)	45,000	23,115
Bank of Communications Co., Ltd. - H Shares (China)	349,000	231,558
Bank of India (India)	27,452	24,692
Bank of Jiangsu Co., Ltd. - Class A (China) (b)	49,000	49,728
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk P.T. (Indonesia)	980,946	77,121
Bank Polska Kasa Opieki S.A. (Poland)	3,850	105,042
Bank Saint Petersburg PJSC (Russia) *(c)	136,120	0
Banque Saudi Fransi (Saudi Arabia)	6,721	75,087
Canara Bank (India)	43,828	161,696
China Banking Corp. (Philippines)	70,100	38,022
China CITIC Bank Corp., Ltd. - H Shares (China)	171,000	80,397
China Construction Bank Corp. - H Shares (China) (b)	790,000	511,463
	Shares	Value
Banks (continued)
China Everbright Bank Co., Ltd. -H Shares (China)	451,000	$129,709
Chongqing Rural Commercial Bank Co.,Ltd. -H Shares (China)	67,000	23,723
Commercial Bank P.S.Q.C. (The) (Qatar)	120,778	193,834
DCB Bank, Ltd. (India)	26,980	40,408
Emirates NBD Bank PJSC (United Arab Emirates)	76,715	312,286
Eurobank Ergasias Services and Holdings S.A. (Greece) (b)	66,184	109,047
Faisal Islamic Bank of Egypt (Egypt)	23,957	20,381
Far Eastern International Bank (Taiwan)	68,000	26,014
Federal Bank, Ltd. (India)	43,676	67,321
Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	6,300	51,822
Haci Omer Sabanci Holding A.S. (Turkey)	25,448	45,034
Hana Financial Group, Inc. (South Korea)	4,703	140,448
Hong Leong Financial Group Bhd (Malaysia)	12,900	48,809
Huaxia Bank Co., Ltd. - Class A (China)	40,200	30,006
Huishang Bank Corp., Ltd. - H Shares (China)	75,384	23,744
Indian Bank (India)	41,510	148,345
IndusInd Bank, Ltd. (India)	5,007	84,160
Industrial & Commercial Bank of China,Ltd. - Class A (China) (b)	86,200	57,310
Industrial & Commercial Bank of China, Ltd. - H Shares (China)	525,000	280,565
Industrial Bank Co., Ltd. - Class A (China)	19,100	41,289
Industrial Bank of Korea (South Korea)	6,979	54,920
Itausa - Investimentos Itau S.A. (Brazil)	44,900	90,391
JB Financial Group Co., Ltd. (South Korea)	4,981	32,070
Karnataka Bank, Ltd. (The) (India)	12,175	28,170
Karur Vysya Bank, Ltd. (The) (India)	86,299	131,496
Krung Thai Bank PCL (Thailand)	209,400	115,202
Metropolitan Bank & Trust Co. (Philippines)	48,530	49,000
National Bank of Greece S.A. (Greece) (b)	5,983	38,893
National Bank of Kuwait S.A.K.P. (Kuwait)	73,584	224,376
Nedbank Group, Ltd. (South Africa)	20,896	253,774
Punjab National Bank (India)	38,437	24,251
RHB Bank Bhd (Malaysia)	150,200	174,915
Saudi British Bank (The) (Saudi Arabia)	30,474	310,304
Saudi Investment Bank (The) (Saudi Arabia)	38,631	176,292
Sberbank of Russia PJSC (Russia) *(c)	19,830	0

See Notes to Financial Statements.

41	| www.sbhfunds.com

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Shares	Value
Banks (continued)
Standard Bank Group, Ltd. (South Africa)	14,339	$135,380
State Bank of India (India)	18,292	128,024
Union Bank of India, Ltd. (India) (b)	102,542	90,539
VTB Bank PJSC (Russia) *(b)(c)	339,760,000	0
Woori Financial Group, Inc. (South Korea)	10,786	96,925
		8,545,303
Diversified Financials — 3.3%
360 Finance, Inc. ADR (China)	1,900	32,832
Adira Dinamika Multi Finance Tbk P.T. (Indonesia)	145,000	109,865
Bajaj Holdings & Investment, Ltd. (India)	287	24,519
Bank of Greece (Greece)	3,053	55,969
Capital Securities Corp. (Taiwan) (b)	117,000	53,636
Chailease Holding Co., Ltd. (Taiwan) (b)	42,000	276,004
China Galaxy Securities Co., Ltd. - H Shares (China)	60,000	32,117
Far East Horizon, Ltd. (China)	67,000	53,148
Gentera S.A.B. de C.V. (Mexico)	128,400	137,629
IIFL Finance, Ltd. (India)	3,221	19,886
Manappuram Finance, Ltd. (India)	17,650	28,531
Power Finance Corp., Ltd. (India)	86,444	227,921
REC, Ltd. (India)	171,136	343,973
Shinyoung Securities Co., Ltd. (South Korea)	795	33,619
Shriram Finance Co., Ltd. (India)	3,057	64,756
Tata Investment Corp., Ltd. (India)	4,663	133,359
		1,627,764
Insurance — 1.6%
Allianz Malaysia Bhd (Malaysia)	7,600	23,292
Cathay Financial Holding Co., Ltd. (Taiwan)	16,000	22,201
DB Insurance Co., Ltd. (South Korea)	1,012	57,500
Farglory Life Insurance Co., Ltd. (Taiwan)	55,356	21,052
Fubon Financial Holdings Co., Ltd. (Taiwan)	243,538	476,469
Mercuries & Associates Holding, Ltd. (Taiwan) (b)	49,000	23,921
New China Life Insurance Co., Ltd. - H Shares (China)	13,500	35,674
Panin Financial Tbk P.T. (Indonesia)	2,154,400	40,834
People’s Insurance Co. Group of China,Ltd. (The) - H Shares (China)	97,000	35,232
Samsung Fire & Marine Insurance Co.,Ltd. (South Korea)	307	53,593
		789,768
Health Care — 3.8%
Health Care Equipment & Services — 1.0%
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. -H Shares (China)	44,000	132,797
InBody Co., Ltd. (South Korea)	1,954	43,635
	Shares	Value
Health Care Equipment & Services (continued)
Pegavision Corp. (Taiwan)	9,000	$99,880
Sinopharm Group Co., Ltd. - H Shares (China)	57,200	179,064
Value Added Technology Co., Ltd. (South Korea)	900	22,573
		477,949
Pharmaceuticals, Biotechnology & Life Sciences — 2.8%
Aurobindo Pharma, Ltd. (India)	3,010	26,668
Celltrion, Inc. (South Korea)	1,072	125,170
China Medical System Holdings, Ltd. (China)	83,000	135,427
China Shineway Pharmaceutical Group, Ltd. (China)	230,000	259,912
Consun Pharmaceutical Group, Ltd. (China)	370,492	251,400
Dr. Reddy’s Laboratories, Ltd. ADR (India)	2,300	145,153
JW Pharmaceutical Corp. (South Korea)	1,353	23,971
Natco Pharma, Ltd. (India)	3,222	27,228
Neuland Laboratories, Ltd. (India) (b)	686	23,689
SSY Group, Ltd. (China)	368,000	235,556
Sun Pharmaceutical Industries, Ltd. (India)	2,036	26,103
Tempo Scan Pacific Tbk P.T. (Indonesia)	612,000	66,872
Zydus Lifesciences, Ltd. (India)	7,918	56,311
		1,403,460
Industrials — 6.4%
Capital Goods — 4.5%
Acter Group Corp., Ltd. (Taiwan) (b)	6,000	29,041
Amara Raja Batteries, Ltd. (India)	6,660	55,373
Apar Industries, Ltd. (India)	3,252	137,856
Astra International Tbk P.T. (Indonesia)	111,700	50,609
Beijing Urban Construction Design & Development Group Co., Ltd. - H Shares (China) (a)	81,000	22,149
Chicony Power Technology Co., Ltd. (Taiwan)	9,000	26,272
China Communications Services Corp., Ltd. - H Shares (China)	62,000	30,611
China Railway Group, Ltd. - H Shares (China)	112,000	74,108
CITIC, Ltd. (China)	143,000	171,219
CJ Corp. (South Korea)	353	18,324
DMCI Holdings, Inc. (Philippines)	719,300	118,056
Doosan Bobcat, Inc. (South Korea)	2,830	126,547
Engineers India, Ltd. (India)	19,021	26,696
Ferreycorp S.A.A. (Peru)	71,742	43,599
FSP Technology, Inc. (Taiwan)	47,000	72,511
GS Holdings Corp. (South Korea)	2,129	59,362
Hanwha Corp. (South Korea)	1,033	23,590
Kalpataru Power Transmission, Ltd. (India) (b)	3,685	24,112
Kepler Weber S.A. (Brazil)	15,600	30,819
KOC Holding A.S. (Turkey)	5,561	22,270

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	42

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Shares	Value
Capital Goods (continued)
LG Balakrishnan & Bros, Ltd. (India) (b)	5,423	$75,580
LT Group, Inc. (Philippines)	307,800	53,021
LX International Corp. (South Korea)	2,352	64,734
Metallurgical Corp. of China, Ltd. - Class A (China) (b)	90,700	49,698
Metallurgical Corp. of China, Ltd. - H Shares (China) (b)	83,000	20,485
Nava, Ltd. (India)	21,296	79,646
NBCC India, Ltd. (India) (b)	51,811	25,058
NCC, Ltd. (India)	22,223	33,131
Posco International Corp. (South Korea)	1,113	33,889
Power Mech Projects, Ltd. (India) (b)	658	27,042
Shoucheng Holdings, Ltd. (China) (b)	268,000	62,392
Sichuan Road and Bridge Group Co., Ltd. - Class A (China)	56,260	76,102
Sinopec Engineering Group Co., Ltd. - H Shares (China)	50,000	22,319
Sinotruk Hong Kong, Ltd. (China) (b)	81,500	158,685
Sunonwealth Electric Machine Industry Co., Ltd. (Taiwan) (b)	17,000	50,864
TBEA Co., Ltd. - Class A (China) (b)	9,100	28,014
Tupy S.A. (Brazil)	18,700	102,394
Wilson Bayly Holmes-Ovcon, Ltd. (South Africa) (b)	6,925	38,441
Xinte Energy Co., Ltd. - H Shares (China) (a)(b)	8,800	18,738
Zhengzhou Coal Mining Machinery Group Co., Ltd. -H Shares (China)	20,000	17,507
		2,200,864
Commercial & Professional Services — 0.1%
Tianjin Capital Environmental Protection Group Co., Ltd. -H Shares (China)	72,000	25,500

Transportation — 1.8%
Allcargo Logistics, Ltd. (India)	7,355	25,526
Anhui Expressway Co., Ltd. - H Shares (China)	58,000	56,127
Evergreen Marine Corp. Taiwan, Ltd. (Taiwan)	200	603
Grindrod, Ltd. (South Africa)	87,555	44,518
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR (Mexico)	100	27,769
Gujarat Pipavav Port, Ltd. (India)	23,103	34,647
HMM Co., Ltd. (South Korea)	5,780	83,142
Hyundai Glovis Co., Ltd. (South Korea)	2,436	366,886
Jiangsu Expressway Co., Ltd. - H Shares (China)	46,000	42,421
Pan Ocean Co., Ltd. (South Korea)	7,168	28,345
Qingdao Port International Co., Ltd. (China) (a)	68,000	37,335
Qinhuangdao Port Co., Ltd. (China) (b)	156,500	27,162
Sinotrans, Ltd. - H Shares (China)	66,000	23,542
	Shares	Value
Transportation (continued)
Taiwan Navigation Co., Ltd. (Taiwan) (b)	25,000	$24,564
Tianjin Port Development Holdings, Ltd. (China)	320,000	22,105
Turk Hava Yollari AO (Turkey) (b)	5,579	41,558
Zhejiang Expressway Co., Ltd. -H Shares (China)	32,000	24,350
		910,600
Information Technology — 20.1%
Semiconductors & Semiconductor Equipment — 10.3%
ASE Technology Holding Co., Ltd. ADR (Taiwan)	46,700	363,793
Chipbond Technology Corp. (Taiwan)	18,000	36,517
Daqo New Energy Corp. ADR (China) (b)	4,700	186,590
DB HiTek Co., Ltd. (South Korea)	511	24,645
Everlight Electronics Co., Ltd. (Taiwan) (b)	16,000	26,607
Foxsemicon Integrated Technology, Inc. (Taiwan) (b)	4,000	25,994
GCL Technology Holdings, Ltd. (China)	1,098,000	254,906
King Yuan Electronics Co., Ltd. (Taiwan)	19,000	34,863
LX Semicon Co., Ltd. (South Korea)	3,103	270,188
Novatek Microelectronics Corp. (Taiwan)	12,000	164,680
Radiant Opto-Electronics Corp. (Taiwan)	10,000	35,386
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	27,380	2,763,190
Tongwei Co., Ltd. - Class A (China)	60,100	284,818
United Microelectronics Corp. (Taiwan)	367,000	576,348
		5,048,525
Software & Services — 2.0%
HCL Technologies, Ltd. (India)	24,258	352,401
Hinduja Global Solutions, Ltd. (India)	13,589	178,821
Samsung SDS Co., Ltd. (South Korea)	4,669	437,825
		969,047
Technology Hardware & Equipment — 7.8%
Asia Vital Components Co., Ltd. (Taiwan)	7,445	64,881
Chicony Electronics Co., Ltd. (Taiwan)	10,000	31,485
China Railway Signal & Communication Corp., Ltd. - H Shares (China) (a)	60,000	22,728
Compeq Manufacturing Co., Ltd. (Taiwan)	32,000	45,760
Darfon Electronics Corp. (Taiwan) (b)	17,000	25,300
DataTec, Ltd. (South Africa)	32,323	66,976
FLEXium Interconnect, Inc. (Taiwan)	8,000	23,831
Hon Hai Precision Industry Co., Ltd. (Taiwan)	113,000	410,634
KH Vatec Co., Ltd. (South Korea)	14,755	242,630
Legend Holdings Corp. - H Shares (China) (a)	51,000	47,380
Partron Co., Ltd. (South Korea)	3,463	24,185
Pegatron Corp. (Taiwan) (b)	59,000	141,978
Primax Electronics, Ltd. (Taiwan) (b)	18,000	38,087
Quanta Computer, Inc. (Taiwan)	49,000	239,190

See Notes to Financial Statements.

43	| www.sbhfunds.com

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Shares	Value
Technology Hardware & Equipment (continued)
Redington, Ltd. (India)	140,197	$318,636
Samsung Electronics Co., Ltd. (South Korea)	25,918	1,427,650
Simplo Technology Co., Ltd. (Taiwan)	4,000	42,286
Taiwan PCB Techvest Co., Ltd. (Taiwan)	32,000	40,551
Tripod Technology Corp. (Taiwan) (b)	6,000	23,801
Wasion Holdings, Ltd. (China)	54,000	22,047
Wiwynn Corp. (Taiwan)	6,000	274,078
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. - H Shares (China) (a)	89,500	136,259
Zhen Ding Technology Holdings, Ltd. (Taiwan)	45,000	152,093
		3,862,446
Materials — 7.3%
Materials — 7.3%
African Rainbow Minerals, Ltd. (South Africa)	4,931	52,022
Alexandria Mineral Oils Co. (Egypt)	145,776	38,313
Apex Mining Co., Inc. (Philippines)	452,000	19,373
CAP S.A. (Chile)	2,969	21,975
Castrol India, Ltd. (India)	16,918	24,926
Cheng Loong Corp. (Taiwan)	23,000	25,174
China Lumena New Materials Corp. (China) (b)(c)	1,700	0
China Metal Products Co., Ltd. (Taiwan)	23,000	26,908
China XLX Fertiliser, Ltd. (China)	38,000	16,302
CMOC Group, Ltd. - Class A (China) (b)	42,100	31,012
CMOC Group, Ltd. - H Shares (China)	42,000	22,112
Coromandel International, Ltd. (India)	3,953	45,741
Dongkuk Coated Metal Co., Ltd. (South Korea) (b)	678	5,678
Dongkuk Steel Mill Co., Ltd (South Korea)	361	4,796
Dongkuk Steel Mill Co., Ltd. (South Korea) (b)	1,126	9,250
Dongyue Group, Ltd. (China)	28,000	21,031
Ezz Steel Co. S.A.E (Egypt) (b)	16,475	19,197
Fufeng Group, Ltd. (China)	34,692	17,580
GHCL, Ltd. (India)	4,034	25,361
Gloria Material Technology Corp. (Taiwan)	39,000	72,429
Goldsun Building Materials Co., Ltd. (Taiwan)	27,000	23,863
Grupo Mexico S.A.B de C. V. - Series B (Mexico)	15,400	74,133
Hanil Holdings Co., Ltd. (South Korea)	2,166	20,006
Harmony Gold Mining Co., Ltd. ADR (South Africa)	9,700	40,740
Henan Shenhuo Coal & Power Co., Ltd. - Class A (China)	54,800	98,346
Huaibei Mining Holdings Co., Ltd. - Class A (China)	75,600	120,177
Hunan Valin Steel Co., Ltd. - Class A (China)	101,800	67,037
	Shares	Value
Materials (continued)
Jastrzebska Spolka Weglowa S.A.(Poland) (b)	2,545	$25,100
Jiangxi Copper Co., Ltd. - Class A (China) (b)	25,100	65,922
Jiangxi Copper Co., Ltd. - H Shares (China)	13,000	20,095
Jindal Saw, Ltd. (India)	17,727	55,370
JK Paper, Ltd. (India)	4,561	17,844
KAMA Holdings, Ltd. (India)	165	25,666
Kirloskar Ferrous Industries, Ltd. (India) (b)	4,721	27,111
Kumba Iron Ore, Ltd. (South Africa)	1,012	23,795
LOTTE Fine Chemical Co., Ltd. (South Korea)	1,032	54,564
Magnitogorsk Iron & Steel Works PJSC (Russia) *(b)(c)	194,390	0
Maharashtra Seamless, Ltd. (India)	8,027	46,666
MOIL, Ltd. (India) (b)	13,130	26,028
National Aluminium Co., Ltd. (India)	26,103	26,197
NMDC, Ltd. (India)	150,856	192,884
Novolipetsk Steel PJSC (Russia) *(b)(c)	2,870	0
OCI Co., Ltd. (South Korea)	197	17,034
Orbia Advance Corp. S.A.B. de C.V. (Mexico)	53,600	114,749
PCC Rokita S.A. (Poland)	904	22,904
Poongsan Corp. (South Korea)	1,013	33,492
POSCO Holdings, Inc. ADR (South Korea)	3,100	229,245
Rashtriya Chemicals & Fertilizers, Ltd. (India)	21,227	28,261
SABIC Agri-Nutrients Co. (Saudi Arabia)	9,873	342,955
Sahara International Petrochemical Co. (Saudi Arabia)	2,683	26,797
Sappi, Ltd. (South Africa)	7,792	16,150
Sasol, Ltd. (South Africa)	17,406	215,644
SeAH Besteel Holdings Corp. (South Korea)	1,874	36,636
SeAH Holdings Corp. (South Korea)	409	35,282
Shougang Fushan Resources Group, Ltd. (China)	66,000	16,628
Sibanye-Stillwater, Ltd. ADR (South Africa)	4,100	25,584
Sociedad Minera Cerro Verde S.A.A. (Peru)	332	9,545
Swancor Holding Co., Ltd. (Taiwan)	13,000	38,314
Taiwan Hon Chuan Enterprise Co., Ltd. (Taiwan)	11,000	37,317
Tata Chemicals, Ltd. (India)	1,980	24,198
Tharisa PLC (South Africa)	30,632	30,109
Tianshan Aluminum Group Co., Ltd. - Class A (China)	30,400	25,152
Tipco Asphalt PCL (Thailand)	48,800	25,837
Ton Yi Insudtrial Corp. (Taiwan) (b)	112,000	71,227
Tung Ho Steel Enterprise Corp. (Taiwan)	13,000	24,861
USI Corp. (Taiwan) (b)	31,000	23,031

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	44

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Shares	Value
Materials (continued)
Vale S.A. ADR (Brazil)	41,174	$552,555
Welspun Corp., Ltd. (India)	7,766	24,748
		3,598,979
Real Estate — 1.8%
Real Estate — 1.8%
AP Thailand PCL (Thailand)	175,900	57,321
Barwa Real Estate Group (Qatar)	50,827	36,532
China Resources Land, Ltd. (China)	26,000	110,647
Chong Hong Construction Co., Ltd. (Taiwan)	9,000	23,049
Da-Li Development Co., Ltd. (Taiwan) (b)	23,000	23,443
Dar Al Arkan Real Estate Development Co. (Saudi Arabia) (b)	5,698	23,537
Emaar Properties PJSC (United Arab Emirates)	142,844	251,080
Gemdale Properties and Investment Corp., Ltd. (China) (b)	320,000	18,627
Hangzhou Binjiang Real Estate Group Co., Ltd. (China) (b)	92,900	113,125
Kingdom Development Co., Ltd. (Taiwan) (b)	25,000	24,181
Mah Sing Group Bhd (Malaysia)	352,500	33,289
Ozak Gayrimenkul Yatirim Ortakligi (Turkey) (b)	39,142	19,528
SC Asset Corp. PCL (Thailand)	205,200	25,353
Shanghai Industrial Urban Development Group, Ltd. (China)	99,862	5,685
Supalai PCL (Thailand)	131,600	75,312
YTL Hospitality REIT (Malaysia)	130,300	26,533
Yuexiu Property Co., Ltd. (China)	19,500	22,721
Yuexiu Real Estate Investment Trust (China)	1,209	258
		890,221
Utilities — 2.7%
Utilities — 2.7%
Beijing Enterprises Holdings, Ltd. (China)	54,500	197,730
Canvest Environmental Protection Group Co., Ltd. (China)	45,000	22,626
Centrais Eletricas Santa Catarina (Brazil)	2,300	28,339
Cia de Saneamento de Minas Gerais Copasa MG (Brazil)	7,100	31,360
Cia Energética de Minas Gerais ADR (Brazil)	41,300	108,619
Enel Chile S.A. (Chile)	1,355,991	88,061
ENN Natural Gas Co., Ltd. - Class A (China) (b)	18,700	48,917
Gas Malaysia Bhd (Malaysia)	33,900	21,807
Kunlun Energy Co., Ltd. (China)	102,000	80,351
NTPC, Ltd. (India)	109,398	252,484
OGK-2 PJSC (Russia) *(b)(c)	5,740,000	0
Power Grid Corp. of India, Ltd. (India)	79,348	247,187
Saudi Electricity Co. (Saudi Arabia)	19,507	118,039
	Shares	Value
Utilities (continued)
Synergy Grid & Development Phils, Inc. (Philippines)	124,499	$20,362
Tenaga Nasional Berhad (Malaysia)	12,400	24,057
YTL Power International Bhd (Malaysia)	86,400	24,092
		1,314,031

Total Common Stocks (Cost $43,476,613)		47,947,784

PREFERRED STOCKS — 1.9%
Energy — 07%
Energy — 0.7%
Petroleo Brasileiro S.A. ADR (Brazil)	27,100	335,227
Surgutneftegas PJSC (Russia) *(b)(c)	541,500	0
		335,227
Information Technology — 0.7%
Technology Hardware & Equipment — 0.7%
Samsung Electronics Co., Ltd. (South Korea)	8,147	369,840

Materials — 0.4%
Materials — 0.4%
Gerdau S.A. (Brazil)	37,170	194,525

Utilities — 0.1%
Utilities — 0.1%
Cia de Saneamento do Parana (Brazil)	60,000	55,257

Total Preferred Stocks (Cost $1,035,376)		954,849

See Notes to Financial Statements.

45	| www.sbhfunds.com

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Shares	Value
WARRANTS — 0.0% (e)
Real Estate — 0.0% (e)
Real Estate — 0.0% (e)
Noble Development PCL (Cost $0)	14,775	$50

Investments at Value — 99.4%
(Cost $44,511,989)		$48,902,683

Other Assets in Excess of Liabilities — 0.6%		278,832

Net Assets — 100.0%		$49,181,515

*	Security has been suspended from trading due to the ongoing conflict in Russia and Ukraine. As result, management made the decision to value the security at $0.

(a)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $1,897,404, which represents 3.9% of net assets as of June 30, 2023.

(b)	Non-income producing security.

(c)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

(d)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)	Percentage rounds to less than 0.1%.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

		% of Net
Country	Value	Assets
China	$13,838,314	28.1%
Taiwan	7,736,830	15.7%
India	7,179,388	14.6%
South Korea	6,191,184	12.6%
Brazil	2,744,709	5.6%
Saudi Arabia	1,976,223	4.0%
South Africa	1,490,342	3.0%
Mexico	1,193,679	2.4%
Indonesia	1,019,887	2.1%
Thailand	920,553	1.9%
Hong Kong	837,502	1.7%
United Arab Emirates	620,072	1.2%
Malaysia	575,076	1.2%
Poland	422,643	0.9%
Qatar	383,272	0.8%
Turkey	367,524	0.7%
Philippines	328,123	0.7%
Kuwait	275,575	0.5%
Chile	245,850	0.5%
Greece	235,857	0.5%
Colombia	128,980	0.2%
Peru	78,639	0.2%
Egypt	77,891	0.2%
Japan	34,570	0.1%
Russia	0	0.0%
Total Investments	$48,902,683	99.4%
Other Assets in Excess of Liabilities	278,832	0.6%
Net Assets	$49,181,515	100.0%

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	46

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.2%
Communication Services — 4.2%
Media & Entertainment — 2.7%
Arnoldo Mondadori Editore S.p.A. (Italy)	97,530	$213,368
Better Collective A/S (Sweden) (a)	20,866	431,416
GungHo Online Entertainment, Inc. (Japan)	22,000	433,268
ITV PLC (United Kingdom)	657,331	571,403
MIXI, Inc. (Japan)	22,100	411,423
Perion Network, Ltd. (Israel) (a)	5,270	165,651
Seven West Media, Ltd. (Australia) (a)	673,736	169,128
Television Francaise 1 (France)	79,730	547,744
		2,943,401
Telecommunication Services — 1.5%
Airtel Africa PLC (United Kingdom) (b)	303,952	416,114
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	200,635	245,129
Millicom International Cellular S.A. (Sweden) (a)	16,979	259,800
Proximus S.A.D.P. (Belgium)	26,774	199,665
SmarTone Telecommunications Holdings, Ltd. (Hong Kong)	367,575	227,300
Telekom Austria A.G. (Austria) (a)	43,321	320,511
		1,668,519
Consumer Discretionary — 12.3%
Automobiles & Components — 4.3%
FCC Co., Ltd. (Japan)	14,093	183,553
Gestamp Automocion S.A. (Spain)	139,472	654,708
G-Tekt Corp. (Japan)	13,800	165,520
Johnson Electric Holdings, Ltd. (Hong Kong)	170,500	218,663
KYB Corp. (Japan)	6,600	232,038
Mitsubishi Motors Corp. (Japan) (a)	115,400	403,573
Niterra Co., Ltd. (Japan)	32,900	660,175
Pacific Industrial Co., Ltd. (Japan)	34,925	315,988
Piaggio & C. S.p.A. (Italy)	80,440	333,781
Schaeffler A.G. - Preferred Shares (Germany)	85,277	526,405
Toyo Tire Corp. (Japan)	30,700	407,746
Yokohama Rubber Co., Ltd. (The) (Japan)	28,100	617,417
		4,719,567
Consumer Durables & Apparel — 3.5%
Bellway PLC (United Kingdom)	5,401	136,559
Cleanup Corp. (Japan)	15,900	81,689
Coats Group PLC (United Kingdom)	68,549	60,590
SANKYO Co., Ltd. (Japan)	21,000	849,481
Stella International Holdings, Ltd. (Hong Kong)	184,500	174,234
Sumitomo Forestry Co., Ltd. (Japan)	38,100	925,545
Tamron Co., Ltd. (Japan)	16,499	462,167
Texhong Textile Group, Ltd. (Hong Kong)	350,500	230,968
Vistry Group PLC (United Kingdom)	101,471	851,143
		3,772,376
	Shares	Value
Consumer Services — 1.4%
AcadeMedia A.B. (Sweden) (b)	48,101	$224,546
Betsson A.B. - B Shares (Sweden) (a)	94,439	1,005,672
Cie des Alpes (France)	19,473	294,152
SkyCity Entertainment Group, Ltd. (New Zealand)	33,544	46,944
		1,571,314
Retailing — 3.1%
Accent Group, Ltd. (Australia)	296,227	331,700
Carasso Motors, Ltd. (Israel)	23,979	107,331
Currys PLC (United Kingdom)	885,113	588,442
Delek Automotive Systems, Ltd. (Israel)	33,084	253,899
Halfords Group PLC (United Kingdom)	20,651	56,543
IDOM, Inc. (Japan)	78,800	481,200
Inchcape PLC (United Kingdom)	69,094	683,764
Nick Scali, Ltd. (Australia)	32,017	195,135
Super Retail Group, Ltd. (Australia)	77,189	590,503
VT Holdings Co., Ltd. (Japan)	33,300	126,723
		3,415,240
Consumer Staples — 6.2%
Food & Staples Retailing — 3.4%
Axial Retailing, Inc. (Japan)	9,554	240,412
Cawachi, Ltd. (Japan) (a)	11,500	175,722
GrainCorp, Ltd. - Class A (Australia)	132,809	694,715
Life Corp. (Japan)	21,005	446,390
Marks & Spencer Group PLC (United Kingdom) (a)	336,519	824,854
Mitsubishi Shokuhin Co., Ltd. (Japan)	22,119	570,604
Tsuruha Holdings, Inc. (Japan)	6,900	513,962
Valor Holdings Co., Ltd. (Japan) (a)	19,921	276,655
		3,743,314
Food, Beverage & Tobacco — 2.8%
Agrana Beteiligungs A.G. (Austria)	534	10,110
Austevoll Seafood A.S. A. (Norway)	29,922	206,683
First Pacific Co., Ltd. (Hong Kong)	384,000	133,130
Golden Agri-Resources, Ltd. (Singapore)	2,175,700	394,772
Megmilk Snow Brand Co., Ltd. (Japan) (a)	32,484	440,881
Mitsui DM Sugar Holdings Co., Ltd. (Japan)	24,418	467,254
Origin Enterprises PLC (Ireland)	41,483	150,967
Premier Foods PLC (United Kingdom)	36,303	58,735
Scandinavian Tobacco Group A/S (Denmark) (b)	31,078	517,701
Starzen Co., Ltd. (Japan)	4,705	74,700
Suedzucker A.G. (Germany)	32,630	581,440
		3,036,373
Household & Personal Products — 0.0% (c)
Best World International, Ltd. (Singapore) (a)	38,000	51,535

Energy — 2.6%
Energy — 2.6%
CropEnergies A.G. (Germany)	8,903	97,468

See Notes to Financial Statements.

47	| www.sbhfunds.com

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Shares	Value
Energy (continued)
d’Amico International Shipping S.A.(Italy)	20,663	$79,964
Etablissements Maurel et Prom S.A. (France) (a)	78,607	335,024
Hafnia, Ltd. (Norway)	97,154	474,797
Japan Petroleum Exploration Co., Ltd. (Japan) (a)	14,800	443,144
Naphtha Israel Petroleum Corp., Ltd. (Israel)	25,068	104,157
Oil Refineries, Ltd. (Israel)	938,436	269,023
Saras S.p.A. (Italy)	212,596	263,693
Schoeller-Bleckmann Oilfield Equipment A.G. (Austria)	827	47,902
Serica Energy PLC (United Kingdom)	67,674	180,807
TerraCom, Ltd. (Australia)	395,973	111,119
Whitehaven Coal, Ltd. (Australia)	91,811	411,510
		2,818,608
Financials — 11.4%
Banks — 6.3%
Banco BPM S.p.A. (Italy)	92,544	429,862
Banco de Sabadell S.A. (Spain)	445,731	513,918
Bank of East Asia, Ltd. (The) (Hong Kong)	202,600	280,245
Bank of Georgia Group PLC (United Kingdom)	27,971	1,039,015
BAWAG Group A.G. (Austria) (a)(b)	9,740	449,046
Bendigo and Adelaide Bank, Ltd. (Australia)	15,106	86,520
BPER Banca (Italy)	242,014	735,834
Dah Sing Banking Group, Ltd. (Hong Kong)	219,600	163,877
Keiyo Bank, Ltd. (The) (Japan)	53,900	199,600
Nishi-Nippon Financial Holdings, Inc. (Japan)	81,300	722,232
Spar Nord Bank A/S (Denmark)	13,541	211,938
Sydbank A/S (Denmark)	19,698	910,863
TBC Bank Group PLC (United Kingdom)	32,713	1,026,137
Tokyo Kiraboshi Financial Group, Inc. (Japan)	4,900	106,450
		6,875,537
Diversified Financials — 3.4%
Cembra Money Bank A.G. (Switzerland)	638	53,011
Credit Saison Co., Ltd. (Japan)	42,000	645,982
Deutsche Beteiligungs A.G. (Germany)	2,305	72,731
Fuyo General Lease Co., Ltd. (Japan)	2,300	176,795
Helia Group, Ltd. (Australia)	514,342	1,186,722
Jaccs Co., Ltd. (Japan)	17,037	596,051
Leonteq A.G. (Switzerland)	7,520	345,065
Pepper Money, Ltd. (Australia)	47,161	44,470
Resurs Holding A.B. (Sweden) (b)	146,620	272,505
TP ICAP Group PLC (United Kingdom)	130,633	250,838
		3,644,170
Insurance — 1.7%
ASR Nederland N.V. (Netherlands)	9,538	430,208
Just Group PLC (United Kingdom)	560,736	554,021
	Shares	Value
Insurance (continued)
Phoenix Holdings, Ltd. (The) (Israel)	47,210	$475,425
SCOR S.E. (France)	14,613	429,595
		1,889,249
Health Care — 6.3%
Health Care Equipment & Services — 4.5%
Ambea A.B. (Sweden) (b)	100,251	326,062
Ansell, Ltd. (Australia)	33,868	605,152
Attendo A.B. (Sweden) (a)(b)	63,745	186,761
Australian Clinical Labs, Ltd. (Australia)	63,758	146,447
BML, Inc. (Japan)	9,100	183,582
Coltene Holding A.G. (Switzerland) (a)	1,723	136,411
Craneware PLC (United Kingdom)	5,178	89,760
Elekta A.B. - B Shares (Sweden)	25,190	194,871
Fagron (Belgium)	30,572	514,783
Galenica A.G. (Switzerland) (b)	11,547	933,561
InMode, Ltd. (Israel) (a)	6,300	235,305
Japan Lifeline Co., Ltd. (Japan)	62,500	448,656
Metall Zug A.G. (Switzerland)	66	121,079
Sisram Medical, Ltd. (Israel) (a)(b)	97,600	116,905
Solasto Corp. (Japan) (a)	98,300	455,455
Tokai Corp. (Japan) (a)	12,479	163,677
		4,858,467
Pharmaceuticals, Biotechnology & Life Sciences — 1.8%
Alliance Pharma PLC (United Kingdom)	603,032	381,763
Boiron S.A. (France)	5,279	225,815
COSMO Pharmaceuticals N.V. (Switzerland)	1,601	80,943
Gerresheimer A.G. (Germany)	1,836	206,692
H Lundbeck A/S (Denmark)	66,230	315,306
Indivior PLC (United Kingdom) (a)	7,134	165,161
Kissei Pharmaceutical Co., Ltd. (Japan)	20,582	412,277
United Laboratories International Holdings, Ltd. (The) (Hong Kong)	268,000	224,004
		2,011,961
Industrials — 22.7%
Capital Goods — 15.1%
Alimak Group A.B. (Sweden) (b)	16,658	130,043
Andritz A.G. (Austria)	1,941	108,252
Austal, Ltd. (Australia)	28,833	45,644
Balfour Beatty PLC (United Kingdom)	129,852	562,000
Central Glass Co., Ltd. (Japan)	24,000	514,648
Deutz A.G. (Germany)	90,456	532,260
E-Commodities Holdings, Ltd. (Hong Kong)	727,818	97,792
Fletcher Building, Ltd. (New Zealand)	66,721	222,428
Fujikura, Ltd. (Japan)	75,300	632,314
Hanwa Co., Ltd. (Japan)	17,800	562,257
IDEC Corp. (Japan)	24,200	557,259
Implenia A.G. (Switzerland)	14,193	689,298
Iveco Group N.V. (Italy) (a)	66,178	596,811
JDC Corp. (Japan)	70,136	278,730
JOST Werke A.G. (Germany) (b)	7,881	426,984
Kandenko Co., Ltd. (Japan) (a)	41,800	336,035
Kier Group PLC (United Kingdom) (a)	586,652	559,511

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	48

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Shares	Value
Capital Goods (continued)
Kitz Corp. (Japan)	39,571	$299,593
Koninklijke BAM Groep N.V. (Netherlands)	246,929	475,930
Kyokuto Kaihatsu Kogyo Co., Ltd. (Japan) (a)	9,759	117,758
Morgan Sindall Group PLC (United Kingdom)	15,737	366,924
NCC A.B. - B Shares (Sweden)	21,299	186,231
Nichias Corp. (Japan)	18,600	387,720
Noritake Co., Ltd. (Japan)	7,825	297,383
NRW Holdings, Ltd. (Australia)	525,244	887,430
Obara Group, Inc. (Japan) (a)	10,019	290,172
OC Oerlikon Corp. A.G. (Switzerland)	28,168	140,500
OKUMA Corp. (Japan)	8,200	440,304
PER Aarsleff Holdings A/S (Denmark)	1,195	58,761
Porr A.G. (Austria)	16,866	238,524
Raito Kogyo Co., Ltd. (Japan) (a)	22,300	307,356
Rexel S.A. (France)	38,480	951,015
Sanyo Denki Co., Ltd. (Japan)	11,200	605,496
Semperit A.G. Holding (Austria) (a)	8,376	191,028
Sojitz Corp. (Japan)	50,800	1,124,360
Strabag SE (Austria)	3,249	132,066
Sulzer A.G. (Switzerland)	616	53,064
Takeuchi Manufacturing Co., Ltd. (Japan) (a)	11,200	346,063
Vesuvius PLC (United Kingdom)	111,871	566,737
Webuild S.p.A. (Italy)	85,435	161,194
Yangzijiang Shipbuilding Holdings, Ltd. (Singapore)	624,200	694,492
Yurtec Corp. (Japan)	44,700	268,093
		16,440,460
Commercial & Professional Services — 1.9%
Downer EDI, Ltd. (Australia)	22,030	60,476
Elis S.A. (France)	23,137	450,100
Loomis A.B. (Sweden)	19,115	558,190
McMillan Shakespeare, Ltd. (Australia)	32,172	387,970
Prosegur Cash S.A. (Spain) (a)(b)	118,876	77,274
Prosegur Cia de Seguridad S.A. (Spain)	67,391	119,680
SThree PLC (United Kingdom)	105,953	459,507
		2,113,197
Transportation — 5.7%
Air New Zealand, Ltd. (New Zealand) (a)	749,032	359,639
bpost S.A. (Belgium)	76,431	335,812
D/S Norden A/S (Denmark)	16,487	823,310
Dart Group PLC (United Kingdom)	40,813	645,859
FirstGroup PLC (United Kingdom)	39,216	72,657
Golden Ocean Group, Ltd. (Norway)	21,097	158,794
Hoegh Autoliners A.S. A. (Norway) (b)	81,584	462,516
Kawasaki Kisen Kaisha, Ltd. (Japan)	15,900	389,917
Konoike Transport Co., Ltd. (Japan)	15,400	177,052
MPC Container Ships A.S. A. (Norway)	185,145	316,701
NS United Kaiun Kaisha, Ltd. (Japan)	3,838	91,515
Pacific Basin Shipping, Ltd. (Hong Kong)	749,000	228,534
Redde Northgate PLC (United Kingdom)	110,559	526,518
	Shares	Value
Transportation (continued)
Seino Holdings Co., Ltd. (Japan)	30,712	$437,357
Stolt-Nielsen, Ltd. (Norway)	20,388	519,569
Wallenius Wilhelmsen A.S. A. (Norway)	82,023	568,484
ZIM Integrated Shipping Services, Ltd. (Israel)	9,400	116,466
		6,230,700
Information Technology — 10.3%
Semiconductors & Semiconductor Equipment — 2.3%
Elmos Semiconductor S.E. (Germany)	9,922	815,098
Ferrotec Holdings Corp. (Japan)	16,400	417,580
Melexis N.V. (Belgium)	574	56,367
Shibaura Mechatronics Corp. (Japan) (a)	2,800	436,379
u-blox Holding A.G. (Switzerland) (a)	7,169	786,934
		2,512,358
Software & Services — 3.3%
ATEA A.S. A. (Norway) (a)	16,803	244,216
Computacenter PLC (United Kingdom)	35,081	1,018,012
Data#3, Ltd. (Australia)	88,860	427,330
Econocom Group S.A./N.V. (Belgium)	50,511	146,283
Indra Sistemas S.A. (Spain)	52,851	668,619
Sopra Steria Group (France)	2,641	527,276
TietoEVRY OYJ (Finland)	20,663	570,493
		3,602,229
Technology Hardware & Equipment — 4.7%
Alps Alpine Co., Ltd. (Japan)	45,200	396,901
Citizen Watch Co., Ltd. (Japan)	59,400	358,140
Codan, Ltd. (Australia)	97,836	526,083
Hakuto Co., Ltd. (Japan)	14,300	553,696
Horiba, Ltd. (Japan) (a)	7,600	437,163
Hosiden Corp. (Japan)	13,200	165,499
Ituran Location and Control, Ltd. (Israel)	25,623	598,041
Kaga Electronics Co., Ltd. (Japan)	12,300	547,562
Landis+Gyr Group A.G. (Switzerland) (a)	847	72,851
Nippon Ceramic Co., Ltd. (Japan) (a)	19,400	369,518
PAX Global Technology, Ltd. (Hong Kong)	55,000	41,850
Siix Corp. (Japan)	30,600	334,827
SoftwareOne Holding A.G. (Switzerland) (a)	39,732	788,685
		5,190,816
Materials — 9.3%
Materials — 9.3%
Acerinox S.A. (Spain)	20,251	215,237
Buzzi S.p.A. (Italy)	19,074	477,910
Coronado Global Resources, Inc. (Australia) (b)	537,937	551,945
Daido Steel Co., Ltd. (Japan)	10,800	450,449
DS Smith PLC (United Kingdom)	189,805	656,773
Incitec Pivot, Ltd. (Australia)	260,817	477,182
K+S A.G. (Germany)	16,127	281,219
Kobe Steel, Ltd. (Japan)	83,800	771,978
Kuraray Co., Ltd. (Japan)	39,600	385,585
Mount Gibson Iron, Ltd. (Australia) (a)	735,763	213,756
Nippon Soda Co., Ltd. (Japan)	15,800	568,843

See Notes to Financial Statements.

49	| www.sbhfunds.com

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Shares	Value
Materials (continued)
Outokumpu OYJ (Finland)	105,638	$565,485
Pan African Resources PLC (United Kingdom)	527,597	84,273
Perenti Global, Ltd. (Australia) (a)	235,940	161,658
Perseus Mining, Ltd. (Australia)	471,327	523,504
Ramelius Resources, Ltd. (Australia)	222,362	189,047
RHI Magnesita N.V. (United Kingdom)	7,332	246,936
Salzgitter A.G. (Germany)	15,959	578,233
Semapa-Sociedade de Investimento e Gestao (Portugal)	4,328	61,491
SSAB A.B. - B Shares (Sweden)	110,989	769,588
Stanmore Resources, Ltd. (Australia) (a)	151,528	261,562
thyssenkrup A.G. (Germany)	26,021	203,813
Tokuyama Corp. (Japan) (a)	20,600	340,038
Tokyo Steel Manufacturing Co., Ltd. (Japan)	43,200	408,885
Vicat S.A. (France)	4,517	143,568
Yamato Kogyo Co., Ltd. (Japan)	14,300	611,115
		10,200,073
Real Estate — 10.1%
Real Estate — 10.1%
Carmila S.A. (France)	11,516	179,122
Centuria Office REIT (Australia)	420,312	384,416
Charter Hall Retail REIT (Australia)	203,984	492,004
Cromwell European Real Estate Investment Trust (Singapore)	144,889	246,646
Cromwell Property Group (Australia)	885,664	316,338
Daiwa Office Investment Corp. (Japan) (a)	66	287,015
Eagle Hospitality Trust (Singapore) (a)(d)	1,204,600	0
Eurocommercial Properties N.V. (Netherlands)	24,699	573,709
Global One Real Estate Investment Corp. (Japan) (a)	416	329,233
Hammerson PLC (United Kingdom)	1,882,571	595,304
HomeCo Daily Needs REIT (Australia)	143,814	112,957
Ichigo Office REIT Investment Corp. (Japan)	738	457,984
Immobel S.A. (Belgium)	226	8,588
Impact Healthcare REIT PLC (United Kingdom)	243,447	278,250
Instone Real Estate Group S.E. (Germany) (b)	24,115	144,469
Intershop Holding A.G. (Switzerland)	387	258,180
Isras Investment Co., Ltd. (Israel)	2,264	417,363
Japan Excellent, Inc. (Japan)	316	275,017
K Wah International Holdings, Ltd. (Hong Kong)	155,132	49,734
Kenedix Retail REIT Corp. (Japan)	438	882,927
Keppel Pacific Oak US REIT (Singapore)	57,924	18,246
Keppel Pacific Oak US REIT (Singapore)	441,988	139,226
Manulife U.S. Real Estate Investment Trust (Singapore)	2,208,500	383,422
Mercialys S.A. (France)	8,183	73,951
Mori Trust Sogo REIT, Inc. (Japan)	671	335,354
	Shares	Value
Real Estate (continued)
NewRiver REIT PLC (United Kingdom) (b)	211,652	$239,222
Nexity S.A. (France)	10,026	202,709
Norstar Holdings, Inc. (Israel) (a)	8,428	19,089
Nyfosa A.B. (Sweden)	6,767	37,458
Pandox A.B. (Sweden)	52,327	609,518
Prime US REIT (Singapore)	788,100	165,807
Regional REIT, Ltd. (United Kingdom) (b)	457,210	271,157
Sagax A.B. (Sweden)	190,075	459,916
Savills PLC (United Kingdom)	4,495	48,583
Star Asia Investment Corp. (Japan)	1,367	562,980
Starts Corp., Inc. (Japan)	2,600	53,349
Sun Frontier Fudousan Co., Ltd. (Japan)	31,318	310,855
Target Healthcare REIT PLC (United Kingdom)	117,285	106,944
Tosei Corp. (Japan)	43,125	523,831
Wereldhave N.V. (Netherlands)	4,466	68,257
Wihlborgs Fastigheter A.B. (Sweden)	11,509	83,302
		11,002,432
Utilities — 2.8%
Utilities — 2.8%
A2A S.p.A. (Italy)	219,121	400,889
Centrica PLC (United Kingdom)	159,962	252,210
Drax Group PLC (United Kingdom)	46,098	339,545
Electric Power Development Co., Ltd. (Japan)	52,200	768,466
Genesis Energy, Ltd. (New Zealand)	176,376	296,125
Italgas S.p.A. (Italy)	82,552	489,435
Rubis SCA (France)	21,012	510,456
		3,057,126

Total Common Stocks (Cost $101,361,746)		107,369,022

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	50

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Shares	Value
PREFERRED STOCKS — 0.6%
Industrials — 0.6%
Capital Goods — 0.6%
Jungheinrich A.G. (Germany)	16,779	$614,107

Transportation — 0.0% (c)
Sixt S.E. (Germany)	693	54,202

Total Preferred Stocks (Cost $634,184)		668,309

Investments at Value — 98.8%
(Cost $101,995,930)		$108,037,331

Other Assets in Excess of Liabilities — 1.2%		1,286,972

Net Assets — 100.0%		$109,324,303

(a)	Non-income producing security.

(b)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $5,746,811, which represents 5.3% of net assets as of June 30, 2023.

(c)	Percentage rounds to less than 0.1%.

(d)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

		% of Net
Country	Value	Assets
Japan	$35,320,538	32.3%
United Kingdom	15,832,571	14.5%
Australia	10,592,423	9.7%
Sweden	5,735,879	5.2%
Germany	5,135,121	4.7%
France	4,870,527	4.4%
Switzerland	4,459,582	4.1%
Italy	4,182,741	3.8%
Israel	3,123,784	2.9%
Norway	2,951,760	2.7%
Denmark	2,837,879	2.6%
Spain	2,249,436	2.1%
Singapore	2,094,146	1.9%
Hong Kong	2,070,331	1.9%
Netherlands	1,548,104	1.4%
Austria	1,497,439	1.4%
Belgium	1,261,498	1.2%
Finland	1,135,978	1.0%
New Zealand	925,136	0.8%
Ireland	150,967	0.1%
Portugal	61,491	0.1%
Total Investments	$108,037,331	98.8%
Other Assets in Excess of Liabilities	1,286,972	1.2%
Net Assets	$109,324,303	100.0%

See Notes to Financial Statements.

51	| www.sbhfunds.com

Segall Bryant & Hamill Global All Cap Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.4%
Communication Services — 3.0%
Entertainment — 1.0%
Nintendo Co., Ltd. (Japan)	6,800	$310,039

Media & Entertainment — 2.0%
Alphabet, Inc. - Class C (a)	5,247	634,730

Consumer Discretionary — 11.9%
Consumer Durables & Apparel — 2.1%
LVMH Moet Hennessy Louis Vuitton S.E. (France)	695	655,340

Consumer Services — 3.4%
Compass Group PLC (United Kingdom)	13,594	380,661
Oriental Land Co., Ltd. (Japan)	7,500	292,432
Service Corp. International	6,029	389,413
		1,062,506
Retailing — 6.4%
Amazon.com, Inc. (a)	2,998	390,819
D’ieteren Group (Belgium)	3,588	635,038
Dollarama, Inc. (Canada)	7,861	532,402
O’Reilly Automotive, Inc. (a)	450	429,885
		1,988,144
Consumer Staples — 6.8%
Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	821	442,010

Food, Beverage & Tobacco — 3.7%
Diageo PLC (United Kingdom)	15,420	662,897
Mondelēz International, Inc. - Class A	6,716	489,865
		1,152,762
Household & Personal Products — 1.7%
Unilever PLC (United Kingdom)	9,749	507,654

Energy — 4.4%
Energy — 4.4%
Chevron Corp.	2,801	440,737
ConocoPhillips	4,456	461,686
Suncor Energy, Inc. (Canada)	15,299	448,567
		1,350,990
Financials — 15.2%
Banks — 3.7%
Intesa Sanpaolo S.p.A. (Italy)	142,716	374,175
JPMorgan Chase & Co.	5,380	782,467
		1,156,642
Diversified Financials — 4.0%
Partners Group Holding A.G. (Switzerland)	542	511,042
Visa, Inc. - Class A	3,016	716,240
		1,227,282
	Shares	Value
Insurance — 7.5%
Aon PLC - Class A (Ireland)	1,854	$640,001
Beazley PLC (United Kingdom)	69,658	522,221
Globe Life, Inc.	5,172	566,955
Reinsurance Group of America, Inc.	4,273	592,622
		2,321,799
Health Care — 15.8%
Health Care Equipment & Services — 6.7%
Alcon, Inc. (Switzerland)	4,667	383,207
McKesson Corp.	909	388,425
STERIS PLC (Ireland)	3,157	710,262
UnitedHealth Group, Inc.	1,213	583,016
		2,064,910
Pharmaceuticals, Biotechnology & Life Sciences — 9.1%
Bio-Techne Corp.	5,040	411,415
Johnson & Johnson	1,976	327,068
Lonza Group A.G. (Switzerland)	598	357,448
Novo Nordisk A/S - Class B (Denmark)	3,442	556,065
Perrigo Co. PLC (Ireland)	14,133	479,815
Thermo Fisher Scientific, Inc.	649	338,616
Zoetis, Inc.	2,084	358,886
		2,829,313
Industrials — 13.2%
Capital Goods — 10.8%
Fluidra S.A. (Spain)	21,414	417,554
Parker-Hannifin Corp.	1,623	633,035
Quanta Services, Inc.	5,377	1,056,312
Raytheon Technologies Corp.	3,189	312,394
Safran S.A. (France)	2,218	347,591
Schneider Electric S.E. (France)	3,169	575,747
		3,342,633
Commercial & Professional Services — 2.4%
Jacobs Solutions, Inc.	3,545	421,465
Waste Connections, Inc. (Canada)	2,407	344,032
		765,497
Information Technology — 21.7%
Semiconductors & Semiconductor Equipment — 6.1%
ASML Holding N.V. (Netherlands)	739	536,031
Marvell Technology, Inc.	10,940	653,993
Monolithic Power Systems, Inc.	1,288	695,816
		1,885,840
Software & Services — 10.6%
Capgemini S.E. (France)	3,168	599,852
Constellation Software, Inc. (Canada)	284	588,431
Fair Isaac Corp. (a)	384	310,737
Lumine Group, Inc. (Canada) (a)	963	13,208
Microsoft Corp.	3,790	1,290,647
ServiceNow, Inc. (a)	849	477,112
		3,279,987
Technology Hardware & Equipment — 5.0%
Apple, Inc.	5,365	1,040,649
Keysight Technologies, Inc. (a)	3,136	525,123
		1,565,772

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	52

Segall Bryant & Hamill Global All Cap Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Shares	Value
Materials — 4.4%
Materials — 4.4%
Franco-Nevada Corp. (Canada)	3,803	$542,308
Linde PLC (United Kingdom)	2,127	810,557
		1,352,865
Investments at Value — 96.4%
(Cost $23,311,900)		$29,896,715

Other Assets in Excess of Liabilities — 3.6%		1,127,820

Net Assets — 100.0%		$31,024,535

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

		% of Net
Country	Value	Assets
United States	$16,162,138	52.1%
United Kingdom	2,883,990	9.3%
Canada	2,468,948	8.0%
France	2,178,530	7.0%
Ireland	1,830,078	5.9%
Switzerland	1,251,697	4.0%
Belgium	635,038	2.1%
Japan	602,471	1.9%
Denmark	556,065	1.8%
Netherlands	536,031	1.7%
Spain	417,554	1.4%
Italy	374,175	1.2%
Total Investments	$29,896,715	96.4%
Other Assets in Excess of Liabilities	1,127,820	3.6%
Net Assets	$31,024,535	100.0%

See Notes to Financial Statements.

53	| www.sbhfunds.com

Segall Bryant & Hamill Short Term Plus Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Coupon	Maturity	Par Value	Value
CORPORATE BONDS — 82.8%
Finance — 4.6%
Banking — 4.6%
American Express Co.	3.375%	05/03/24	$315,000	$308,852
Bank of America Corp.	4.100%	07/24/23	290,000	289,786
Wells Fargo & Co.	3.000%	04/22/26	320,000	300,896
				899,534
Industrial — 60.7%
Automobile Manufacturing — 3.3%
Ford Motor Credit Co. LLC	3.375%	11/13/25	315,000	292,910
General Motors Financial Co., Inc.	5.100%	01/17/24	355,000	353,699
				646,609
Beverages — 1.7%
Anheuser Busch Co. LLC / Anheuser-Busch InBev Worldwide, Inc.	3.650%	02/01/26	345,000	334,156

Building Products — 1.7%
Martin Marietta Materials, Inc.	4.250%	07/02/24	334,000	329,965

Chemicals — 1.8%
Eastman Chemical Co.	7.250%	01/15/24	345,000	347,444

Construction Machinery — 2.8%
Brunswick Corp.	0.850%	08/18/24	235,000	220,957
CNH Industrial Capital LLC	1.950%	07/02/23	325,000	325,000
				545,957
Diversified Manufacturing — 3.6%
Amphenol Corp.	3.200%	04/01/24	360,000	353,029
Roper Technologies, Inc.	3.650%	09/15/23	355,000	353,436
				706,465
Electronics — 4.5%
Dell International LLC	6.020%	06/15/26	200,000	203,282
Intel Corp.	4.875%	02/10/26	340,000	339,014
Tyco Electronics Group S.A.	4.500%	02/13/26	335,000	330,010
				872,306
Environmental — 2.8%
Republic Services, Inc.	2.500%	08/15/24	335,000	323,163
Waste Management, Inc.	3.500%	05/15/24	233,000	228,881
				552,044
Food Processors — 1.8%
General Mills, Inc.	5.241%	11/18/25	340,000	340,041

Healthcare Facilities / Supplies — 1.8%
HCA, Inc.	5.875%	02/15/26	340,000	340,215

Home Builders — 1.5%
D.R. Horton, Inc.	2.500%	10/15/24	300,000	286,853

Independent Energy — 1.5%
Occidental Petroleum Corp.	5.500%	12/01/25	295,000	291,245

Information / Data Technology — 6.3%
Fiserv, Inc.	3.800%	10/01/23	335,000	333,324
Hewlett Packard Enterprise Co.	5.900%	10/01/24	350,000	350,100
KLA Corp.	4.650%	11/01/24	334,000	329,807
Moody’s Corp.	4.875%	02/15/24	209,000	207,867
				1,221,098

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	54

Segall Bryant & Hamill Short Term Plus Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Coupon	Maturity	Par Value	Value
Media — Non-Cable — 1.8%
Walt Disney Co. (The)	7.750%	01/20/24	$344,000	$347,763

Midstream Energy — 7.0%
Boardwalk Pipelines LP	5.950%	06/01/26	345,000	347,637
Enterprise Products Operating LLC	3.900%	02/15/24	350,000	346,153
Kinder Morgan, Inc.	4.300%	06/01/25	340,000	331,630
Williams Partners LP	3.900%	01/15/25	340,000	329,983
				1,355,403
Other Industrial — 2.2%
Cintas Corp. No. 2	3.450%	05/01/25	225,000	217,733
Quanta Services, Inc.	0.950%	10/01/24	235,000	220,821
				438,554
Packaging — 4.6%
Avery Dennison Corp.	0.850%	08/15/24	200,000	188,646
Ball Corp.	4.000%	11/15/23	400,000	397,000
Sonoco Products Co.	1.800%	02/01/25	325,000	303,381
				889,027
Paper & Forest Products — 0.9%
Weyerhaeuser Co.	8.500%	01/15/25	160,000	165,264

Refining — 0.9%
Valero Energy Corp.	1.200%	03/15/24	180,000	173,698

Retail Stores — 1.7%
AutoNation, Inc.	3.500%	11/15/24	335,000	322,836

Transportation Services — 6.5%
American Airlines Group, Inc., Series 2016-1, Class B	5.250%	01/15/24	347,229	342,008
Continental Airlines, Inc., Series 2012-2, Class A	4.000%	10/29/24	326,796	316,371
Delta Air Lines Pass Thru Trust, Series 2019-1, Class AA	3.204%	10/25/25	360,000	352,756
Union Pacific Railroad Co., Series 2014-1	3.227%	05/14/26	272,709	256,195
				1,267,330
Utility — 17.5%
Electric — 15.7%
Arizona Public Service Co.	3.350%	06/15/24	330,000	321,644
Delmarva Power & Light Co.	3.500%	11/15/23	327,000	324,118
DTE Electric Co.	3.375%	03/01/25	360,000	348,638
Evergy, Inc.	2.450%	09/15/24	320,000	306,537
Georgia Power Co., Series 2020-A	2.100%	07/30/23	310,000	309,117
Nextera Energy Capital Holdings, Inc.	6.051%	03/01/25	350,000	351,316
Pacific Gas & Electric Co.	1.700%	11/15/23	325,000	319,416
Virginia Electric & Power Co., Series 2015-A	3.100%	05/15/25	336,000	320,360
Vistra Operations Co. LLC, 144A (a)	5.125%	05/13/25	360,000	350,984
Wec Energy Group, Inc.	5.000%	09/27/25	100,000	99,065
				3,051,195
Other Utility — 1.8%
American Water Capital Corp.	3.400%	03/01/25	360,000	348,120

Total Corporate Bonds (Cost $16,484,229)				$16,073,122

See Notes to Financial Statements.

55	| www.sbhfunds.com

Segall Bryant & Hamill Short Term Plus Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Coupon	Maturity	Par Value	Value
MUNICIPAL BONDS — 2.5%
Texas — 0.7%
Central Texas Regional Mobility Authority, Series 2020-C	1.345%	01/01/24	$135,000	$132,116

Wisconsin — 1.8%
Public Finance Authority Air Cargo Group Revenue Bonds, Series 2021	1.484%	07/01/23	350,000	350,000

Total Municipal Bonds (Cost $485,000)				482,116

U.S. TREASURY BONDS & NOTES — 13.6%
United States Treasury	2.125%	11/30/23	635,000	626,666
United States Treasury	2.250%	01/31/24	790,000	775,496
United States Treasury	2.375%	08/15/24	500,000	483,848
United States Treasury	3.125%	08/15/25	790,000	762,998
Total U.S. Treasury Bonds & Notes (Cost $2,706,640)				2,649,008

Investments at Value — 98.9%
(Cost $19,675,869)				$19,204,246

Other Assets in Excess of Liabilities — 1.1%				219,685

Net Assets — 100.0%				$19,423,931

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	56

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Coupon	Maturity	Par Value	Value
CORPORATE BONDS — 45.7%
Finance — 11.0%
Banking — 4.9%
Bank of America Corp., Series N (SOFR + 153) (a)	1.898%	07/23/31	$8,975,000	$7,147,249
Citigroup, Inc. (SOFR + 116.7) (a)	2.561%	05/01/32	9,100,000	7,430,392
JPMorgan Chase & Co. (SOFR + 151) (a)	2.739%	10/15/30	11,430,000	9,846,063
Wells Fargo & Co. (SOFR + 157.2) (a)	3.584%	05/22/28	10,635,000	9,904,830
				34,328,534
Broker/Asset Managers/Exchanges — 0.4%
FMR LLC, 144A (b)	6.450%	11/15/39	2,575,000	2,693,941

Life Insurance — 0.8%
Northwestern Mutual Life Insurance Co. (The), 144A (b)	3.850%	09/30/47	6,775,000	5,284,074

Mortgage Banking — 0.8%
Provident Funding Associates LP/PFG Finance Corp., 144A (b)	6.375%	06/15/25	6,295,000	5,539,600
Noncaptive Diversified Financial Companies — 1.0%
Aviation Capital Group LLC, 144A (b)	6.250%	04/15/28	2,875,000	2,867,956
GATX Corp.	3.500%	06/01/32	5,102,000	4,363,465
				7,231,421
Other Finance — 0.7%
IIP Operating Partnership LP	5.500%	05/25/26	6,130,000	5,158,881

Real Estate Investment Trusts — 2.4%
Host Hotels & Resorts LP, Series J (c)	2.900%	12/15/31	4,396,000	3,455,958
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	6,175,000	5,195,145
Ventas Realty LP	3.500%	04/15/24	3,000,000	2,932,693
VICI Properties LP, 144A (b)	5.625%	05/01/24	5,199,000	5,166,951
				16,750,747
Industrial — 29.9%
Automobile Manufacturing — 1.1%
Ford Motor Credit Co. LLC	4.063%	11/01/24	2,000,000	1,935,357
Ford Motor Credit Co. LLC	3.375%	11/13/25	5,500,000	5,114,309
Goodyear Tire & Rubber Co.	5.000%	07/15/29	500,000	450,868
				7,500,534
Beverage / Bottling — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.375%	04/15/38	3,930,000	3,638,694

Building Products — 2.0%
Allegion PLC	3.500%	10/01/29	2,498,000	2,206,140
Allegion US Holding Co., Inc.	3.550%	10/01/27	2,550,000	2,358,269
Masco Corp.	6.500%	08/15/32	6,205,000	6,396,639
Summit Materials LLC, 144A (b)	6.500%	03/15/27	1,450,000	1,440,782
Summit Materials LLC, 144A (b)	5.250%	01/15/29	1,750,000	1,653,348
				14,055,178
Chemicals — 0.7%
Compass Minerals International, Inc., 144A (b)	6.750%	12/01/27	5,300,000	5,109,730

Construction Machinery — 1.9%
Brunswick Corp.	2.400%	08/18/31	4,798,000	3,678,143
H&E Equipment Services, Inc., 144A (b)	3.875%	12/15/28	5,550,000	4,805,081
United Rentals North America	3.875%	02/15/31	5,295,000	4,584,404
				13,067,628

See Notes to Financial Statements.

57	| www.sbhfunds.com

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Coupon	Maturity	Par Value	Value
Consumer Products — 0.6%
Vista Outdoor, Inc., 144A (b)	4.500%	03/15/29	$5,600,000	$4,536,000

Diversified Manufacturing — 1.5%
BWX Technologies, Inc., 144A (b)	4.125%	06/30/28	4,169,000	3,803,584
nVent Finance SARL	2.750%	11/15/31	2,245,000	1,786,924
Vontier Corp.	2.400%	04/01/28	5,550,000	4,621,874
				10,212,382
Electronics — 1.8%
Amkor Technology, Inc., 144A (b)	6.625%	09/15/27	4,422,000	4,430,340
Dell, Inc.	7.100%	04/15/28	4,492,000	4,831,505
QORVO, Inc., 144A (b)	1.750%	12/15/24	2,235,000	2,078,210
QORVO, Inc.	4.375%	10/15/29	775,000	699,980
QORVO, Inc., 144A (b)	3.375%	04/01/31	500,000	403,094
				12,443,129
Environmental — 0.0%(d)
Clean Harbors, Inc., 144A (b)	6.375%	02/01/31	250,000	251,565

Healthcare Facilities / Supplies — 0.9%
HCA, Inc.	3.500%	09/01/30	2,500,000	2,191,374
Tenet Healthcare Corp.	6.125%	10/01/28	4,108,000	3,954,772
				6,146,146
Independent Energy — 3.2%
Occidental Petroleum Corp.	7.500%	05/01/31	6,085,000	6,643,846
PDC Energy, Inc.	6.125%	09/15/24	2,932,000	2,930,517
PDC Energy, Inc.	5.750%	05/15/26	5,000,000	4,979,983
Range Resources Corp., 144A (b)	8.250%	01/15/29	4,080,000	4,248,096
SM Energy Co. (c)	6.500%	07/15/28	3,652,000	3,505,920
				22,308,362
Information Technology — 0.4%
Oracle Corp.	6.250%	11/09/32	2,590,000	2,749,264

Lease / Rent — 1.4%
SBA Tower Trust, 144A, Series 2019-1, Class 1-C (b)	2.836%	01/15/50	10,000,000	9,494,283

Leisure / Entertainment — 0.5%
Cedar Fair LP/Canada’s Wonderland Co.	5.250%	07/15/29	4,000,000	3,638,020

Media — Cable — 2.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A (b)	5.000%	02/01/28	4,140,000	3,771,913
Cox Communications, Inc., 144A (b)	2.600%	06/15/31	5,325,000	4,346,480
Dish DBS Corp.	7.750%	07/01/26	2,050,000	1,256,578
Sirius XM Radio, Inc., 144A (b)	5.500%	07/01/29	3,000,000	2,706,170
WarnerMedia Holdings, Inc. (c)	5.391%	03/15/62	4,480,000	3,651,070
				15,732,211
Media — Non-Cable — 1.0%
AMC Networks, Inc.	4.750%	08/01/25	3,965,000	3,468,070
Lamar Media Corp.	3.750%	02/15/28	2,400,000	2,184,576
Lamar Media Corp.	4.875%	01/15/29	1,700,000	1,581,000
				7,233,646
Midstream Energy — 1.5%
Tennessee Gas Pipeline Co. LLC	8.375%	06/15/32	5,284,000	6,026,806
Transcontinental Gas Pipe Line Co. LLC	7.850%	02/01/26	4,315,000	4,517,921
				10,544,727
Other Industrial — 1.0%
Quanta Services, Inc.	2.900%	10/01/30	8,000,000	6,796,274

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	58

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Coupon	Maturity	Par Value	Value
Packaging — 0.8%
Silgan Holdings, Inc., 144A (b)	1.400%	04/01/26	$3,000,000	$2,650,363
Silgan Holdings, Inc.	4.125%	02/01/28	2,820,000	2,587,491
				5,237,854
Paper & Forest Products — 0.8%
West Fraser Timber Co., Ltd., 144A (b)	4.350%	10/15/24	5,425,000	5,299,842

Retail Stores — 2.1%
Dick’s Sporting Goods, Inc.	3.150%	01/15/32	3,825,000	3,132,769
Dick’s Sporting Goods, Inc.	4.100%	01/15/52	3,000,000	2,083,060
Group 1 Automotive, Inc., 144A (b)	4.000%	08/15/28	5,438,000	4,788,748
Hanesbrands, Inc., 144A (b)	4.875%	05/15/26	2,000,000	1,867,072
QVC, Inc.	4.750%	02/15/27	4,730,000	3,056,526
				14,928,175
Services — 2.0%
Block Financial LLC	3.875%	08/15/30	5,340,000	4,709,322
Rayonier LP	2.750%	05/17/31	6,000,000	4,825,651
Service Corp. International	5.125%	06/01/29	4,575,000	4,310,656
				13,845,629
Supermarkets — 0.5%
Alimentation Couche-Tard, Inc., 144A (b)(c)	3.550%	07/26/27	3,810,000	3,536,597

Transportation Services — 0.9%
FedEx Corp.	3.900%	02/01/35	6,190,000	5,450,677
XPO CNW, Inc.	6.700%	05/01/34	900,000	897,282
				6,347,959
Vehicle Parts — 0.6%
LKQ Corp., 144A (b)(c)	6.250%	06/15/33	4,550,000	4,584,301

Utility — 4.8%
Electric — 4.8%
Nevada Power Co.	6.750%	07/01/37	3,956,000	4,358,072
NRG Energy, Inc., 144A (b)	5.250%	06/15/29	3,565,000	3,187,930
Oglethorpe Power Corp., Series 2022A (c)	4.500%	04/01/47	8,334,000	6,875,777
PG&E Corp.	5.000%	07/01/28	4,866,000	4,465,065
Pinnacle West Capital Corp.	1.300%	06/15/25	4,327,000	3,940,910
Tenaska Virginia Partners LP, 144A (b)	6.119%	03/30/24	19,522	19,282
Virginia Electric & Power Co., Series A	6.000%	05/15/37	5,581,000	5,806,497
Vistra Operations Co. LLC, 144A (b)	5.000%	07/31/27	5,100,000	4,773,687
				33,427,220

Total Corporate Bonds (Cost $353,946,915)				$319,652,548

See Notes to Financial Statements.

59	| www.sbhfunds.com

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Coupon	Maturity	Par Value	Value
MUNICIPAL BONDS — 4.5%
California — 1.7%
California Educational Facilities Authority, Series 2018-A	4.842%	10/01/48	$3,635,000	$3,104,375
California Municipal Finance Authority, Series 2021 (c)(e)	3.637%	07/01/30	6,890,000	5,878,130
San Diego County Regional Airport Authority, Series 2014-B (c)	5.594%	07/01/43	3,135,000	3,030,789
				12,013,294
Nebraska — 0.5%
City of Blair Nebraska Water System, Series 2023 (c)	6.100%	05/15/27	3,500,000	3,448,882

New Hampshire — 0.6%
National Finance Authority, Series 2021	3.778%	01/01/36	6,000,000	4,599,625

Texas — 0.6%
Central Texas Regional Mobility Authority, Series 2020-D	3.593%	01/01/42	4,950,000	3,961,246

Virginia — 1.1%
Virginia Small Business Financing Authority, Series 2017 (a)(c)(e)	6.500%	07/01/50	7,500,000	7,478,349

Total Municipal Bonds (Cost $36,183,769)				31,501,396

ASSET BACKED SECURITIES — 2.5%
DT Auto Owner Trust, Series 2019-4, Class D, 144A (b)	2.850%	07/15/25	2,986,455	2,952,101
GTP Acquisition Partners I LLC, Series 2015-1-2, Class A-15-2, 144A (b)	3.482%	06/16/25	10,800,000	10,311,744
Trinity Rail Leasing LP, Series 2022-1, Class A, 144A (b)	4.550%	05/19/52	4,843,242	4,490,050
Total Asset Backed Securities (Cost $18,637,177)				17,753,895

MORTGAGE-BACKED SECURITIES PASSTHROUGH — 27.1%
Agency Fixed Rate — 4.9%
Pool #CB3110	2.500%	03/01/47	1,130,806	961,041
Pool #CA8256	2.500%	08/01/50	8,120,517	6,910,286
Pool #BT0417	2.500%	06/01/51	1,577,931	1,342,042
Pool #MA5008	4.500%	05/01/53	3,966,990	3,814,337
Pool #MA8801M	5.500%	04/20/53	7,493,977	7,460,774
Pool #MA8802M	6.000%	04/20/53	6,889,526	6,941,054
Pool #MA8880M	6.000%	05/20/53	3,458,612	3,484,486
Pool #MA8950M	6.500%	06/20/53	3,175,000	3,233,901
				34,147,921
Fannie Mae Pool — 8.4%
Pool #735897	5.500%	10/01/35	248,394	253,380
Pool #888016	5.500%	05/01/36	430,280	440,944
Pool #MA4703	4.000%	06/01/37	4,034,995	3,894,394
Pool #889108	6.000%	02/01/38	233,670	241,777
Pool #889579	6.000%	05/01/38	387,759	402,319
Pool #995838	5.500%	05/01/39	301,325	309,298
Pool #AL3287, Series 2013	4.500%	09/01/41	1,050,583	1,037,471
Pool #MA1700, Series 2013	4.500%	12/01/43	795,583	780,721
Pool #MA1971	4.500%	06/01/44	134,048	131,543
Pool #MA2005	4.500%	08/01/44	281,561	276,304
Pool #CA5960	2.500%	06/01/50	8,505,812	7,310,361
Pool #MA4048	3.000%	06/01/50	5,183,109	4,594,539
Pool #MA4097	3.000%	08/01/50	5,187,469	4,597,516
Pool #FM6110	3.000%	09/01/50	5,182,512	4,623,164
Pool #MA4121	3.000%	09/01/50	3,901,572	3,472,139
Pool #FS0672	2.000%	01/01/51	5,247,871	4,317,661
Pool #MA4379	2.500%	07/01/51	3,339,673	2,842,335

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	60

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Coupon	Maturity	Par Value	Value
Fannie Mae Pool (continued)
Pool #MA4644	4.000%	05/01/52	$12,677,008	$11,903,509
Pool #MA4761	5.000%	09/01/52	7,730,210	7,580,120
				59,009,495
Freddie Mac Gold Pool — 0.2%
Pool #G08061	5.500%	06/01/35	34,110	35,002
Pool #A42128	5.500%	01/01/36	151,552	155,612
Pool #G02252	5.500%	07/01/36	321,866	330,952
Pool #G02386	6.000%	11/01/36	197,830	205,516
Pool #G03189	6.500%	09/01/37	382,880	395,487
Pool #G08607	4.500%	09/01/44	577,927	567,794
				1,690,363
Freddie Mac Non-Gold Pool — 9.6%
Pool #781958 (H15T1Y + 225) (a)	4.375%	09/01/34	20,051	20,006
Pool #SD8092	3.000%	09/01/50	6,542,452	5,793,847
Pool #SD8121	2.000%	01/01/51	1,748,156	1,437,663
Pool #SD8151	2.500%	06/01/51	10,904,132	9,259,024
Pool #SD8196	3.500%	02/01/52	8,676,196	7,913,344
Pool #SD8202	3.500%	02/01/52	16,281,171	14,839,534
Pool #SD8215	4.000%	05/01/52	8,426,656	7,909,106
Pool #SD8238	4.500%	08/01/52	6,937,538	6,671,201
Pool #SD8246	5.000%	09/01/52	7,317,411	7,175,336
Pool #SD8277	5.500%	12/01/52	6,400,324	6,375,569
				67,394,630
Ginnie Mae II Pool — 4.0%
Pool #004496M	5.000%	07/20/39	244,447	248,312
Pool #MA7590M	3.000%	09/20/51	8,251,656	7,401,332
Pool #MA7768M	3.000%	12/20/51	7,798,998	6,982,941
Pool #MA7769M	3.500%	12/20/51	8,828,451	8,169,816
Pool #MA7882M	3.000%	02/20/52	1,713,612	1,533,779
Pool #MA8650M	6.500%	02/20/53	3,313,493	3,371,575
				27,707,755
Total Mortgage-Backed Securities Passthrough (Cost $207,290,392)				189,950,164

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
GSR Mortgage Loan Trust, Series 2005-3F, Class 2A-3 (Cost $509,860)	6.000%	03/25/35	509,276	334,609

See Notes to Financial Statements.

61	| www.sbhfunds.com

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Coupon	Maturity	Par Value	Value
U.S. TREASURY BONDS & NOTES — 17.0%
United States Treasury	0.250%	05/31/25	$235,000	$215,053
United States Treasury	2.250%	11/15/25	18,275,000	17,265,592
United States Treasury	2.375%	05/15/27	3,725,000	3,468,615
United States Treasury	2.625%	02/15/29	4,210,000	3,900,993
United States Treasury	0.625%	08/15/30	8,810,000	7,018,748
United States Treasury	2.750%	08/15/32	22,460,000	20,590,380
United States Treasury	3.125%	11/15/41	19,100,000	16,819,191
United States Treasury	2.875%	05/15/43	14,805,000	12,383,573
United States Treasury	2.500%	02/15/45	17,675,000	13,684,316
United States Treasury	1.250%	05/15/50	15,415,000	8,667,927
United States Treasury	1.625%	11/15/50	14,000,000	8,694,219
United States Treasury	2.875%	05/15/52	7,550,000	6,256,768
Total U.S. Treasury Bonds & Notes (Cost $135,727,743)				$118,965,375

Investments at Value — 96.9%
(Cost $752,295,856)				$678,157,987

Other Assets in Excess of Liabilities — 3.1%				21,844,241

Net Assets — 100.0%				$700,002,228

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(d)	Percentage rounds to less than 0.1%.

(e)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $13,356,479, which represents 1.9% of net assets as of June 30, 2023.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	62

Segall Bryant & Hamill Quality High Yield Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Coupon	Maturity	Par Value	Value
CORPORATE BONDS — 96.0%
Finance — 12.7%
Mortgage Banking — 2.5%
Provident Funding Associates LP/PFG Finance Corp., 144A (a)	6.375%	06/15/25	$1,973,000	$1,736,240

Noncaptive Diversified Financial Companies — 1.4%
Aircastle, Ltd., 144A (a)	5.250%	08/11/25	1,000,000	966,353
Other Finance — 4.4%
IIP Operating Partnership LP	5.500%	05/25/26	1,950,000	1,641,080
Outfront Media Capital LLC, 144A (a)	4.250%	01/15/29	1,610,000	1,352,980
				2,994,060
Real Estate Investment Trusts — 4.4%
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	1,750,000	1,472,308
VICI Properties LP, 144A (a)	4.500%	01/15/28	1,671,000	1,535,306
				3,007,614
Industrial — 78.2%
Automobile Manufacturing — 3.3%
Ford Motor Co.	7.400%	11/01/46	600,000	612,685
Goodyear Tire & Rubber Co.	4.875%	03/15/27	1,725,000	1,642,143
				2,254,828
Building Products — 2.5%
Summit Materials LLC, 144A (a)	6.500%	03/15/27	525,000	521,662
Summit Materials LLC, 144A (a)	5.250%	01/15/29	1,239,000	1,170,570
				1,692,232
Chemicals — 6.1%
Axalta Coating Systems LLC, 144A (a)	4.750%	06/15/27	520,000	490,125
Axalta Coating Systems LLC, 144A (a)	3.375%	02/15/29	1,000,000	851,250
Compass Minerals International, Inc., 144A (a)	6.750%	12/01/27	1,504,000	1,450,006
Olin Corp.	5.125%	09/15/27	806,000	768,625
Olin Corp.	5.000%	02/01/30	675,000	623,768
				4,183,774
Construction Machinery — 4.8%
Brunswick Corp.	2.400%	08/18/31	1,789,000	1,371,446
H&E Equipment Services, Inc., 144A (a)	3.875%	12/15/28	1,461,000	1,264,905
United Rentals North America, Inc.	4.875%	01/15/28	675,000	642,324
				3,278,675
Consumer Products — 4.6%
Central Garden & Pet Co.	4.125%	10/15/30	700,000	586,387
Scotts Miracle-Gro Co.	4.500%	10/15/29	500,000	429,633
Scotts Miracle-Gro Co.	4.000%	04/01/31	875,000	684,246
Vista Outdoor, Inc., 144A (a)	4.500%	03/15/29	1,765,000	1,429,650
				3,129,916
Diversified Manufacturing — 5.1%
ATS Automation Tooling Systems, Inc., 144A (a)	4.125%	12/15/28	1,665,000	1,490,236
BWX Technologies, Inc., 144A (a)	4.125%	06/30/28	1,202,000	1,096,644
Griffon Corp.	5.750%	03/01/28	1,008,000	942,411
				3,529,291
Electronics — 3.7%
Amkor Technology, Inc., 144A (a)	6.625%	09/15/27	1,170,000	1,172,207
QORVO, Inc.	4.375%	10/15/29	1,282,000	1,157,903
Sensata Technologies, Inc., 144A (a)	3.750%	02/15/31	250,000	213,873
				2,543,983

See Notes to Financial Statements.

63	| www.sbhfunds.com

Segall Bryant & Hamill Quality High Yield Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Coupon	Maturity	Par Value	Value
Environmental — 1.2%
Clean Harbors, Inc., 144A (a)	5.125%	07/15/29	$910,000	$860,954

Healthcare Facilities / Supplies — 3.1%
Hologic, Inc., 144A (a)	3.250%	02/15/29	500,000	437,452
Teleflex, Inc.	4.625%	11/15/27	375,000	353,438
Tenet Healthcare Corp.	6.125%	10/01/28	1,372,000	1,320,824
				2,111,714
Home Builders — 2.3%
KB Home	6.875%	06/15/27	1,560,000	1,583,298

Independent Energy — 12.1%
Apache Corp.	4.250%	01/15/30	575,000	512,153
Apache Corp.	5.100%	09/01/40	1,345,000	1,092,812
Occidental Petroleum Corp.	7.875%	09/15/31	1,800,000	2,006,645
PDC Energy, Inc.	5.750%	05/15/26	2,000,000	1,991,993
Range Resources Corp., 144A (a)	8.250%	01/15/29	1,635,000	1,702,362
SM Energy Co.	6.500%	07/15/28	1,050,000	1,008,000
				8,313,965
Leisure / Entertainment — 2.8%
Cedar Fair LP	5.375%	04/15/27	937,000	890,864
Cedar Fair LP	5.250%	07/15/29	1,100,000	1,000,456
				1,891,320
Media — Cable — 6.2%
DIRECTV Financing LLC, 144A (a)	5.875%	08/15/27	1,422,000	1,287,813
DISH DBS Corp.	7.750%	07/01/26	802,000	491,598
Nexstar Broadcasting, Inc., 144A (a)	5.625%	07/15/27	1,385,000	1,290,947
Sirius XM Radio, Inc., 144A (a)	5.500%	07/01/29	1,350,000	1,217,776
				4,288,134
Media — Non-Cable — 5.1%
AMC Networks, Inc.	4.750%	08/01/25	1,597,000	1,396,849
Lamar Media Corp.	3.750%	02/15/28	1,275,000	1,160,556
Lamar Media Corp.	4.875%	01/15/29	815,000	757,950
Nexstar Broadcasting, Inc., 144A (a)	4.750%	11/01/28	225,000	195,191
				3,510,546
Metals / Mining — 1.1%
FMG Resources August 2006 Pty., Ltd., 144A (a)	4.500%	09/15/27	800,000	744,999

Restaurants — 1.2%
Papa Johns International, Inc., 144A (a)	3.875%	09/15/29	1,000,000	846,500

Retail Stores — 5.7%
Dick’s Sporting Goods, Inc.	3.150%	01/15/32	831,000	680,609
Dick’s Sporting Goods, Inc.	4.100%	01/15/52	611,000	424,250
Group 1 Automotive, Inc., 144A (a)	4.000%	08/15/28	1,164,000	1,025,028
Hanesbrands, Inc., 144A (a)	4.875%	05/15/26	725,000	676,814
QVC, Inc.	4.750%	02/15/27	1,695,000	1,095,309
				3,902,010
Services — 1.6%
AECOM	5.125%	03/15/27	350,000	338,649
Service Corp. International	4.625%	12/15/27	586,000	555,235
TopBuild Corp., 144A (a)	3.625%	03/15/29	227,000	197,532
				1,091,416
Theater Entertainment — 1.6%
Cinemark USA, Inc., 144A (a)	5.875%	03/15/26	1,180,000	1,119,525

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	64

Segall Bryant & Hamill Quality High Yield Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Coupon	Maturity	Par Value	Value
Transportation Services — 1.8%
XPO Logistics, Inc.	6.700%	05/01/34	$1,242,000	$1,238,249

Vehicle Parts — 1.8%
Allison Transmission, Inc., 144A (a)	4.750%	10/01/27	1,300,000	1,225,042

Wireless Telecommunications — 0.5%
Lumen Technologies, Inc.	7.995%	06/01/36	559,000	337,876

Utilities — 5.1%
Electric — 5.1%
NRG Energy, Inc., 144A (a)	3.625%	02/15/31	1,302,000	1,016,400
PG&E Corp.	5.000%	07/01/28	1,000,000	917,605
Vistra Operations Co. LLC, 144A (a)	5.000%	07/31/27	1,650,000	1,544,428
				3,478,433
Investments at Value — 96.0%
(Cost $73,781,049)				$65,860,947

Other Assets in Excess of Liabilities — 4.0%				2,722,732

Net Assets — 100.0%				$68,583,679

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

65	| www.sbhfunds.com

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Coupon	Maturity	Par Value	Value
MUNICIPAL BONDS — 90.1%
Certificate Participation — 0.0% (a)
Lease / Rent — 0.0% (a)
Regional Transportation District Colorado COP, Series 2015-A (b)	4.000%	06/01/40	$20,000	$19,848

General Obligation — 10.9%
Local — 8.2%
Birmingham Michigan Public Schools, Series 2023	5.000%	05/01/37	170,000	192,495
Chaffey Joint Union High School District, Series G (b)	0.000%	08/01/36	450,000	270,519
Chaffey Joint Union High School District, Series G (b)	0.000%	08/01/37	500,000	281,897
Chaffey Joint Union High School District, Series G (b)	0.000%	08/01/38	425,000	225,853
Chambers County Texas Improvement District No. 1, Series 2020 (b)	2.000%	09/01/27	1,450,000	1,338,951
Chambers County Texas Improvement District No. 1, Series 2020 (b)	2.000%	09/01/28	1,450,000	1,314,365
Chambers County Texas Improvement District No. 1, Series 2020 (b)	2.000%	09/01/29	1,455,000	1,295,410
City of Denison Texas, Series 2023	5.000%	02/15/38	230,000	252,113
Copley-Fairlawn City School District, Series 2023 (b)	5.000%	12/01/40	275,000	291,562
High Plains Metropolitan District City of Aurora Arapahoe County Colorado, NATL, Series 2017 (b)(c)	5.000%	12/01/35	295,000	314,422
Katy Independent School District, Series 2023 (b)	5.000%	02/15/39	500,000	557,048
Kaufman County Texas Municipal Utility District No. 4, Series 2022	4.000%	03/01/34	550,000	554,796
Kaufman County Texas Municipal Utility District No. 5, Series 2021 (b)	3.000%	03/01/34	555,000	518,209
Kaufman County Texas Municipal Utility District No. 5, Series 2021 (b)	3.000%	03/01/35	450,000	411,509
Northlake Texas Municipal Management District No. 1, Series 2022	5.250%	03/01/32	580,000	621,947
Pennsylvania Economic Development Financing Authority Solid Waste Disposal, Series 2021-A	4.410%	06/01/41	1,000,000	982,357
Rendezvous Residential Metropolitan District Colorado, Series 2022 (b)	2.250%	12/01/31	520,000	459,168
Rendezvous Residential Metropolitan District Colorado, Series 2022 (b)	2.350%	12/01/33	465,000	401,975
Robla California School District, Series G, AGM (c)	0.000%	08/01/36	750,000	432,630
Sunfield Municipal Utility District No. 3, Series 2021 (b)	3.000%	09/01/34	510,000	482,585
Sunfield Municipal Utility District No. 3, Series 2021 (b)	3.000%	09/01/35	525,000	486,392
Sunfield Municipal Utility District No. 3, Series 2021 (b)	3.000%	09/01/36	540,000	486,313
Sunfield Municipal Utility District No. 3, Series 2021 (b)	3.000%	09/01/37	550,000	484,230
Tarrant County Hospital District, Series 2023	5.250%	05/15/37	60,000	68,717
Texas Transportation Commission, Series 2014-B	0.650%	10/01/41	685,000	620,942
Travis County Texas Municipal Utility District No. 21, Series 2016 (b)	3.000%	09/01/27	100,000	94,482
Travis County Texas Municipal Utility District No. 21, Series 2016 (b)	3.500%	09/01/33	215,000	197,396
Village of Fox Point Milwaukee County Wisconsin, Series 2023-A	4.000%	04/01/26	2,500,000	2,495,646
West Harris County Texas Municipal District No. 5, Series 2015 (b)	3.375%	09/01/27	105,000	101,306
				16,235,235
State — 2.7%
Massachusetts State, Series 2021-D	5.000%	09/01/49	5,000,000	5,418,412

Local Authority — 6.1%
Education — 2.4%
Administrators of the Tulane Educational Fund, Series 2013-C (b)	5.000%	10/01/47	170,000	159,506
Public Finance Authority Taxable Educational Facilities Wisconsin, Series 2021-A (b)	5.625%	06/01/50	5,750,000	4,682,291
				4,841,797
Healthcare — 0.2%
Denver Health & Hospital Authority, Series 2014-B (b)	4.900%	12/01/24	410,000	401,830
Public Services — 0.5%
Port of Greater Cincinnati Ohio Development Authority, Series 2020 (b)(d)	5.250%	12/01/35	1,000,000	926,161

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	66

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Coupon	Maturity	Par Value	Value
Transportation — 3.0%
Public Finance Authority Taxable Air Cargo, Series 2021	2.012%	07/01/25	$1,085,000	$998,612
San Diego County Regional Airport Authority, Series 2014-B (b)	5.594%	07/01/43	5,135,000	4,964,307
				5,962,919
Prerefunded — 1.0%
Transportation — 1.0%
Hillsborough County Florida Aviation, Series 2015-A	5.000%	10/01/40	1,985,000	2,019,512

Revenue — 72.1%
Education — 0.0% (a)
Pennsylvania Higher Educational Facilities Authority, Series 2016 (b)	3.000%	05/01/37	15,000	12,262

Healthcare — 0.3%
Charlotte-Mechlenburg Hospital Authority, Series 2018-C	3.450%	01/15/48	500,000	498,389
Illinois Finance Authority, Series 2016-A (b)	5.000%	02/15/45	100,000	101,752
				600,141
Housing — 18.3%
Chesapeake Redevelopment & Housing Authority, Series 2023 (b)	5.000%	05/01/43	1,020,000	1,049,265
Connecticut Housing Finance Authority, Series 2021D-SUB-D1 (b)	3.000%	05/15/51	875,000	840,599
District of Columbia Housing Finance Authority, Series 2022-B2	3.000%	09/01/28	3,645,000	3,536,837
Georgia Housing and Finance Authority, Series 2013-A	3.800%	12/01/37	1,155,000	1,144,265
Los Angeles County Development Authority Multifamily Housing Mortgage, Series 2023-E (b)	5.000%	07/01/43	400,000	414,133
Maryland Community Development Administration Department, Series 2021-A	1.050%	03/01/29	500,000	429,879
Memphis Tennessee Health, Educational and Housing Facility Board, Series 2020	3.400%	12/01/23	1,000,000	995,854
Minnesota State Housing Finance Agency, Series 2021-F (b)	1.850%	07/01/32	470,000	392,444
Minnesota State Housing Finance Agency, Series 2019-F (b)	3.750%	01/01/50	1,775,000	1,751,159
Missouri State Housing Development, Series 2018-A	3.800%	11/01/48	2,340,000	2,300,521
Nebraska Investment Finance Authority, Series 2019-D	3.050%	09/01/42	635,000	582,214
New York City Housing Development Corp., Series 2019-E-1	3.000%	11/01/39	500,000	425,030
New York City Housing Development Corp., Series 2022-F-2-A	3.400%	11/01/62	2,500,000	2,463,104
New York State Housing Finance Agency, Series 2020-H	1.800%	11/01/30	560,000	475,863
New York State Housing Finance Agency, Series 2020-H	1.950%	05/01/32	2,460,000	2,054,344
New York State Housing Finance Agency, Series 2021-A	2.350%	11/01/41	500,000	357,499
New York State Housing Finance Agency, Series 2021-J2	1.000%	05/01/61	700,000	635,103
New York State Mortgage Agency, Series 233	1.650%	04/01/30	775,000	671,665
Norfolk Redevelopment & Housing Authority, Series 2023 (b)	5.000%	05/01/43	325,000	334,412
North Carolina Housing Finance Agency, Series 38-B	3.950%	01/01/41	690,000	681,658
Pennsylvania Housing Finance Agency, Series 2017-125B	3.650%	10/01/42	3,000,000	2,692,735
South Dakota Housing Development Authority, Series 2020-C (b)	3.500%	05/01/51	755,000	738,727
Texas Department of Housing & Community Affairs, Series 2021-A	2.250%	07/01/41	2,750,000	2,036,227
Texas Department of Housing & Community Affairs, Series 2019-A (b)	3.625%	09/01/44	915,000	842,471
Texas Department of Housing & Community Affairs, Series 2023-A	5.125%	01/01/48	5,035,000	5,225,108
Washington State Housing Finance Commission, Series 1N	3.000%	12/01/31	1,325,000	1,263,188
Washington State Housing Finance Commission, Series 2017-3N	3.250%	12/01/32	885,000	866,892
Wyoming Community Development Authority, Series 2016-2	3.200%	12/01/41	1,090,000	985,405
				36,186,601
Industrial Development — 23.4%
Bartow County Georgia Development Authority Pollution Control, Series 1997-1 (b)	1.800%	09/01/29	3,900,000	3,273,511
Burke County Georgia Development Authority Pollution Control, Series 1995-5 (b)	2.200%	10/01/32	1,900,000	1,525,679
Burke County Georgia Development Authority Pollution Control, Series 2013-A	1.500%	01/01/40	3,665,000	3,462,751
Burke County Georgia Development Authority Pollution Control, Series 2017-E	3.250%	11/01/45	750,000	739,025
City of Whiting Indiana Environmental Facilities, Series 2017	5.000%	11/01/47	10,625,000	10,776,361
Colorado High Performance Transportation Enterprise, Series 2014 (b)	5.750%	01/01/44	750,000	749,982
Indiana Finance Authority Environmental Refunding, Series 2009-A-2	3.750%	06/01/31	5,750,000	5,763,787

See Notes to Financial Statements.

67	| www.sbhfunds.com

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Coupon	Maturity	Par Value	Value
Industrial Development (continued)
Louisa Virginia Industrial Development Authority Pollution Control, Series 2008-A	3.650%	11/01/35	$2,000,000	$1,992,002
Louisiana Local Government Environmental Facilities and Community Development Authority, Series 2021	3.850%	12/01/46	1,500,000	1,499,776
Ohio State Air Quality Development Authority, Series 2022-B	4.000%	09/01/30	3,000,000	2,973,940
Virginia Small Business Financing Authority, Series 2022	3.500%	11/01/52	2,500,000	2,494,924
Washington State Economic Development Finance Authority, Series 2022	3.900%	12/01/42	9,000,000	8,979,789
Whiting Indiana Environmental Facilities, Series 2016-A	4.400%	03/01/46	2,000,000	2,038,572
				46,270,099
Lease / Rent — 0.5%
Harrison Washington School Building Corp. Industry First Mortgage, Series 2023 (b)	4.000%	07/15/38	155,000	157,753
Long Beach California Finance Authority, Series 2023 (b)	5.000%	08/01/40	625,000	703,575
Wayne Township Marion County School Building Corp., Series 2023	5.000%	07/15/37	150,000	164,887
				1,026,215
Other — 0.0% (a)
Colorado Education & Cultural Facilities Authority, Series 2015-B (b)	4.000%	12/01/38	50,000	46,056

Recreation — 0.2%
Harris County Texas Municipal Utility District No. 500, Series 2021 (b)	3.000%	12/01/34	375,000	341,038

State and Non-State Appropriated Tobacco — 0.1%
California County Tobacco Securitization Agency (The), Series 2020-A (b)	4.000%	06/01/34	150,000	153,913

Tax — 3.2%
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (b)(d)	5.250%	12/01/39	2,000,000	2,019,119
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (b)(d)	5.250%	12/01/39	900,000	907,538
Northglenn Urban Renewal Authority, Series 2019 (b)	4.000%	12/01/34	400,000	392,230
Northglenn Urban Renewal Authority, Series 2019 (b)	4.000%	12/01/35	525,000	509,830
Southwest Houston Texas Redevelopment Authority, Series 2017-B (b)	4.000%	09/01/40	1,350,000	1,352,388
Village Community Development District No. 7, Series 2015 (b)	4.000%	05/01/36	1,055,000	1,026,446
				6,207,551
Transportation — 11.9%
Clark County Nevada Jet Aviation Fuel Tax, Series 2022-A	5.000%	07/01/23	6,000,000	6,000,000
Florida State Mid-Bay Bridge Authority, Series 2015-A (b)	5.000%	10/01/35	1,180,000	1,196,333
La Paz County Arizona Industrial Development Authority, Series 2016-A (b)(d)	7.000%	11/15/38	1,575,000	1,573,898
La Paz County Arizona Industrial Development Authority, Series 2016-A (b)(d)	7.125%	11/15/45	735,000	727,881
Love Field Airport Modernization Corp., Series 2017 (b)	5.000%	11/01/33	425,000	441,543
Pharr Texas International Toll Bridge System, Series 2021 (b)	4.000%	08/15/33	5,000	5,140
Phoenix Arizona Civic Improvement Corp. Rental Car Facility, Series 2019-A (b)	5.000%	07/01/39	2,500,000	2,655,723
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/25	260,000	263,378
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/26	450,000	460,381
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/27	250,000	258,274
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/28	500,000	520,096
Triborough Bridge and Tunnel Authority, Series 2005B-4A	3.764%	01/01/32	250,000	248,562
Triborough Bridge and Tunnel Authority, Series 2021-A-2	2.000%	05/15/45	700,000	650,314
Virginia Port Authority Commonwealth Port Fund, Series 2023-A (b)	5.000%	07/01/39	600,000	686,402
Virginia Small Business Financing Authority, Series 2017 (b)(d)(e)	6.500%	07/01/50	7,500,000	7,478,349
Virginia Small Business Financing Authority, Series 2022 (b)	5.000%	12/31/57	400,000	406,039
				23,572,313
Utilities — 14.2%
Amery Wisconsin Sewerage System	4.250%	05/01/26	1,950,000	1,949,684
Burke County Georgia Development Authority Pollution Control, Series 1994-5	2.150%	10/01/32	530,000	518,138
City of Tacoma Washington Sewer Revenue, Series 2022 (b)	4.000%	12/01/38	140,000	143,232
King County Washington Sewer Revenue, Series 2020-A	0.625%	01/01/32	3,670,000	3,606,588
Long Island Power Authority, Series 2021-B	1.500%	09/01/26	4,385,000	4,061,795

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	68

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Coupon	Maturity	Par Value	Value
Utilities (continued)
Long Island Power Authority, Series 2020-B	0.850%	09/01/50	$1,000,000	$936,973
Lower Colorado River Authority, AGM, Series 2022 (b)(c)	5.000%	05/15/39	205,000	225,724
Orlando Florida Utilities Commission, Series 2021-B	1.250%	10/01/46	1,125,000	965,600
PEFA, Inc. Iowa Gas Project, Series 2019	5.000%	09/01/49	595,000	606,668
San Antonia Texas Electric & Gas Systems, Series 2015-D	1.125%	12/01/45	1,770,000	1,563,891
Southern California Public Power Authority No. 1, Series 2007-A	5.000%	11/01/33	500,000	537,909
Southern California Public Power Authority No. 1, Series 2007-B	5.020%	11/01/38	5,550,000	4,970,820
Utah Infrastructure Agency Telecommunications, Series 2021	3.000%	10/15/24	500,000	490,063
Utah Infrastructure Agency Telecommunications, Series 2021	4.000%	10/15/29	600,000	587,332
Utah Infrastructure Agency Telecommunications, Series 2021 (b)	4.000%	10/15/36	200,000	181,946
Utah Infrastructure Agency Telecommunications, Series 2022	5.000%	10/15/37	1,200,000	1,212,453
Utah Infrastructure Agency Telecommunications, Series 2021 (b)	4.000%	10/15/38	2,585,000	2,284,034
Utah Infrastructure Agency Telecommunications, Series 2022	5.000%	10/15/46	3,250,000	3,116,428
				27,959,278

Total Municipal Bonds (Cost $183,043,600)				178,201,181

CORPORATE BONDS — 4.0%
Industrial — 4.0%
Services — 4.0%
IPMI 3 LLC, 144A, Series 2021 (f) (Cost $9,101,617)	3.900%	12/01/28	9,000,000	7,975,084

U.S. TREASURY BILLS & NOTES — 2.8%
United States Treasury	3.500%	04/30/30	500,000	485,469
United States Treasury	4.996% (g)	10/12/23	5,000,000	4,927,125
Total U.S. Treasury Bills & Notes (Cost $5,433,979)				5,412,594

Investments at Value — 96.9%
(Cost $197,579,196)				$191,588,859

Other Assets in Excess of Liabilities — 3.1%				6,197,987

Net Assets — 100.0%				$197,786,846

(a)	Percentage rounds to less than 0.1%.

(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(c)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.

(d)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $13,632,946, which represents 6.9% of net assets as of June 30, 2023.

(e)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(f)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	The rate shown is the annualized yield at the time of purchase.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

69	| www.sbhfunds.com

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Coupon	Maturity	Par Value	Value
MUNICIPAL BONDS — 97.9%
Certificate Participation — 9.4%
Lease / Rent — 9.4%
Berthoud Colorado COP, Series 2020 (a)	4.000%	12/01/49	$9,255,000	$8,463,473
Castle Rock Colorado COP, Series 2020 (a)	4.000%	12/01/40	1,025,000	1,032,105
City of Aurora Colorado COP, Series 2017 (a)	5.000%	12/01/34	450,000	474,479
City of Aurora Colorado COP, Series 2017 (a)	5.000%	12/01/35	615,000	645,823
Colorado Higher Education Capital Construction COP, Series 2014-A	5.000%	11/01/24	55,000	56,353
Colorado State COP Rural Colorado, Series 2018-A (a)	5.000%	12/15/37	1,000,000	1,087,326
Denver Colorado City & County School District No. 1 COP, Series 2020-A (a)	5.000%	12/01/42	1,860,000	2,047,272
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/30	350,000	370,783
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/31	350,000	370,176
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/32	225,000	237,218
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/33	240,000	252,085
Grand Junction Colorado COP, Series 2019 (a)	4.000%	12/01/35	550,000	570,191
Gunnison County Colorado COP, Series 2020-B (a)	4.000%	12/01/34	55,000	57,698
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/34	125,000	130,092
Gunnison County Colorado COP, Series 2020-B (a)	4.000%	12/01/35	310,000	323,569
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/35	390,000	404,317
Gunnison County Colorado COP, Series 2020-B (a)	4.000%	12/01/36	325,000	335,334
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/36	810,000	831,245
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/37	840,000	857,526
Hyland Hills Park and Recreation District COP, Series 2022	5.000%	12/15/41	2,430,000	2,660,717
Moffat County Colorado COP, Series 2021 (a)	4.000%	03/01/41	2,235,000	2,168,492
Moffat County Colorado COP, Series 2021 (a)	4.000%	03/01/46	4,060,000	3,857,694
Moffat County Colorado COP, Series 2021 (a)	4.000%	03/01/51	4,000,000	3,742,583
Platteville-Gilcrest Fire Protection District COP, Series 2018 (a)	5.000%	12/01/33	175,000	190,559
Rangeview Library District Adams Country Colorado COP, Series 2022-A	5.000%	12/15/34	430,000	479,615
Rangeview Library District Adams Country Colorado COP, Series 2022-A	5.000%	12/15/35	775,000	857,420
Town of Breckenridge Colorado COP, Series 2022	5.000%	12/01/42	2,325,000	2,498,625
Town of Firestone Colorado Water Enterprise COP, Series 2018 (a)	5.000%	12/01/42	3,000,000	3,119,987
				38,122,757
General Obligation — 16.1%
Lease / Rent — 0.6%
Gunnison Watershed Colorado School District No. RE-1J COP, Series 2023	5.000%	12/01/41	1,200,000	1,347,851
Gunnison Watershed Colorado School District No. RE-1J COP, Series 2023	5.000%	12/01/42	1,000,000	1,117,823
				2,465,674
Local — 15.5%
Anthem West Metropolitan District, BAM, Series 2015 (a)(b)	5.000%	12/01/35	1,165,000	1,205,418
Arapahoe County School District No. 6 Littleton Colorado, Series 2019-A (a)	5.500%	12/01/43	2,250,000	2,479,083
BNC Metropolitan District No. 1, BAM, Series 2017-A (a)(b)	5.000%	12/01/37	545,000	579,963
Bradburn Metropolitan District No. 2, Series 2018-A	4.000%	12/01/28	305,000	291,951
Bradburn Metropolitan District No. 2, Series 2018-A (a)	5.000%	12/01/38	600,000	584,338
Bromley Park Metropolitan District No. 2, Series 2018-B (a)	6.375%	12/15/47	1,000,000	978,741
Bromley Park Metropolitan District No. 2, BAM, Series 2018-A (a)(b)	4.000%	12/01/47	2,500,000	2,408,733
Castle Oaks Metropolitan District No. 3 Colorado, AGM, Series 2020 (b)	4.000%	12/01/50	4,690,000	4,400,595
Colliers Hill Metropolitan District No. 2 Town of Erie Weld County Colorado, BAM, Series 2022B-1 (a)(b)	6.000%	12/15/47	2,000,000	1,884,966
Cornerstar Metropolitan District, Series 2017-A (a)	5.125%	12/01/37	1,000,000	984,592
Crested Butte Colorado Fire Protection District, Series 2022 (a)	5.000%	12/01/46	5,770,000	6,327,898
Denver Colorado City & County School District No. 1, Series 2022-B	5.000%	12/01/23	3,400,000	3,425,584
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a)(b)	4.000%	12/01/36	700,000	719,169
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a)(b)	4.000%	12/01/37	750,000	763,928
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	5.000%	12/01/35	175,000	195,959
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	5.000%	12/01/41	570,000	618,199

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	70

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Coupon	Maturity	Par Value	Value
Local (continued)
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	4.000%	12/01/51	$1,100,000	$1,001,033
Fossil Ridge Metropolitan District No. 3 Colorado, BAM, Series 2020 (a)(b)	4.000%	12/01/34	1,075,000	1,109,476
Fremont Custer & El Paso Counties Colorado School District No. RE-2, Series 2023	5.250%	12/01/47	3,250,000	3,640,391
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A	5.000%	12/01/23	305,000	306,678
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A	5.000%	12/01/24	215,000	218,615
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A	5.000%	12/01/25	135,000	139,117
Great Western Park Metropolitan District No. 2 Colorado, AGM, Series 2021 (a)(b)	4.000%	12/01/35	520,000	547,279
Great Western Park Metropolitan District No. 2 Colorado, AGM, Series 2021 (a)(b)	4.000%	12/01/36	555,000	576,468
High Plains Metropolitan District, NATL, Series 2017 (a)(b)	5.000%	12/01/35	500,000	532,919
Hogback Metropolitan District Colorado, Series 2021-A (a)	5.000%	12/01/41	700,000	640,692
Longs Peak Metropolitan District Colorado, Series 2021 (a)	5.250%	12/01/51	6,500,000	5,520,327
North Pine Vistas Metropolitan District No. 2, AGM, Series 2022 (b)	5.250%	12/01/42	625,000	685,852
North Pine Vistas Metropolitan District No. 2, AGM, Series 2022 (b)	5.000%	12/01/52	1,000,000	1,058,708
North Pine Vistas Metropolitan District No. 3, AGM, Series 2021-A (a)(b)	4.000%	12/01/36	175,000	179,711
Prairie Center Metropolitan District No. 7 Colorado, Series 2020 (a)	4.125%	12/15/36	500,000	441,884
Prairie Center Metropolitan District No. 7 Colorado, Series 2020 (a)	4.875%	12/15/44	700,000	603,626
Sand Creek County Metropolitan District, AGM, Series 2017 (a)(b)	4.000%	12/01/35	380,000	398,725
Sand Creek County Metropolitan District, AGM, Series 2020-B (a)(b)	4.000%	12/01/35	3,405,000	3,578,564
Sand Creek County Metropolitan District, AGM, Series 2020-B (a)(b)	4.000%	12/01/40	2,325,000	2,325,978
SBC Metropolitan District, AGM, Series 2016 (a)(b)	5.000%	12/01/34	205,000	215,949
Sierra Ridge Metropolitan District No. 2, AGM, Series 2022 (a)(b)	4.000%	12/01/46	1,665,000	1,623,062
Sorrel Ranch Metropolitan District Colorado, AGM, Series 2020 (a)(b)	4.000%	12/01/34	665,000	686,327
Sorrel Ranch Metropolitan District Colorado, AGM, Series 2020 (a)(b)	4.000%	12/01/35	570,000	583,555
Sorrel Ranch Metropolitan District Colorado, AGM, Series 2020 (a)(b)	4.000%	12/01/37	500,000	501,350
Southshore Metropolitan District No. 2 City of Aurora Arapahoe County Colorado, BAM, Series 2020-A-2 (a)(b)	4.000%	12/01/46	6,300,000	6,005,322
Sterling Hills West Metropolitan District, Series 2017 (a)	5.000%	12/01/39	750,000	783,497
Whispering Pines Metropolitan District No. 1 Colorado, AGM, Series 2023 (b)	5.000%	12/01/43	325,000	339,613
Whispering Pines Metropolitan District No. 1 Colorado, AGM, Series 2023 (b)	5.000%	12/01/52	900,000	924,691
				63,018,526
Local Authority — 7.9%
Education — 0.5%
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-C (b)	4.800%	12/01/27	2,000,000	1,984,311

Housing — 4.1%
Colorado Housing & Finance Authority, Series 2020-C-1	1.928%	11/01/23	340,000	335,607
Colorado Housing & Finance Authority, Series 2023-F-1	4.214%	05/01/24	1,335,000	1,322,736
Colorado Housing & Finance Authority, Series 2020-C-1	2.025%	05/01/24	150,000	145,184
Colorado Housing & Finance Authority, Series 2023-F-1	4.264%	11/01/24	2,335,000	2,296,337
Colorado Housing & Finance Authority, Series 2020-C-1	2.075%	11/01/24	250,000	237,740
Colorado Housing & Finance Authority, Series 2023-J	4.837%	05/01/25	1,885,000	1,864,511
Colorado Housing & Finance Authority, Series 2023-F-1	4.314%	05/01/25	2,695,000	2,633,860
Colorado Housing & Finance Authority, Series 2023-J	4.887%	11/01/25	2,340,000	2,307,718
Colorado Housing & Finance Authority, Series 2023-F-1	4.364%	11/01/25	1,620,000	1,577,718
Colorado Housing & Finance Authority, Series 2020-C-1	2.175%	11/01/25	500,000	463,023
Colorado Housing & Finance Authority, Series 2023-J	4.684%	05/01/26	1,500,000	1,477,137
Colorado Housing & Finance Authority, Series 2023-C (a)	5.082%	10/01/26	2,000,000	1,985,090
				16,646,661
Lease / Rent — 0.1%
Boulder Municipal Property COP, Series 2019	2.250%	11/01/24	500,000	479,896

Local — 1.9%
Eagle County Colorado School District, Series 2021	0.793%	12/01/25	3,000,000	2,709,839
Eagle County Colorado School District, Series 2021	0.903%	12/01/26	5,000,000	4,388,655

See Notes to Financial Statements.

71	| www.sbhfunds.com

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Coupon	Maturity	Par Value	Value
Local (continued)
Garfield County School District No. RE-2, Series 2012-B (a)	3.050%	12/01/26	$500,000	$471,441
				7,569,935
Recreation — 0.4%
Park Creek Metropolitan District, Series 2017-B	3.150%	12/01/23	405,000	400,706
Park Creek Metropolitan District, Series 2017-B	3.300%	12/01/24	425,000	411,488
Park Creek Metropolitan District, Series 2017-B	3.450%	12/01/25	500,000	478,618
Park Creek Metropolitan District, Series 2017-B (a)	3.600%	12/01/26	300,000	286,171
				1,576,983
Tax — 0.4%
Grand Junction Colorado, Series 2020-A	1.826%	03/01/25	620,000	584,831
Park Creek Metropolitan District, Series 2018-B	3.650%	12/01/23	805,000	798,052
Park Creek Metropolitan District, Series 2018-B	3.800%	12/01/24	440,000	428,941
				1,811,824
Utilities — 0.5%
Todd Creek Village Metropolitan District Colorado, Series 2018-B (a)	5.875%	12/01/38	845,000	839,783
Town of Estes Park Colorado Power & Communications, Series 2019-B	2.362%	11/01/23	770,000	761,644
Town of Estes Park Colorado Power & Communications, Series 2019-B	2.646%	11/01/25	430,000	405,037
				2,006,464
Prerefunded — 1.3%
Local — 1.3%
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.500%	12/01/29	750,000	756,441
Powhaton Road Metropolitan District No. 2, Series 2019-A	5.625%	12/01/48	2,515,000	2,610,195
Tallyns Reach Metropolitan District No. 3, Series 2013 (a)(c)	5.125%	11/01/38	2,065,000	2,078,391
				5,445,027
Revenue — 40.6%
Education — 2.9%
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-A (b)	5.250%	12/01/47	1,000,000	1,089,454
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-B (b)	5.250%	12/01/52	5,150,000	5,580,466
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	10/01/34	1,975,000	1,988,774
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	05/01/35	3,145,000	3,207,892
				11,866,586
Healthcare — 4.1%
Colorado Health Facilities Authority, Series 2022-B	5.000%	12/01/23	875,000	879,108
Colorado Health Facilities Authority, Series 2019-A	5.000%	01/01/24	1,145,000	1,153,844
Colorado Health Facilities Authority, Series 2017-A	5.000%	05/15/24	575,000	582,458
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/29	425,000	449,563
Colorado Health Facilities Authority, Series 2015 (a)	5.000%	05/15/30	500,000	512,666
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/30	710,000	751,057
Colorado Health Facilities Authority, Series 2023-A (a)	3.000%	05/15/30	405,000	364,561
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/31	1,155,000	1,220,759
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/32	1,650,000	1,741,210
Colorado Health Facilities Authority, Series 2015	5.000%	01/15/35	1,630,000	1,686,983
Colorado Health Facilities Authority, Series 2020	4.000%	10/01/35	335,000	338,949
Colorado Health Facilities Authority, Series 2019-A-1 (a)	4.000%	08/01/37	875,000	860,151
Colorado Health Facilities Authority, Series 2019-A (a)	5.000%	11/15/37	200,000	217,427
Colorado Health Facilities Authority, Series 2019 (a)	4.000%	01/01/39	1,200,000	1,180,086
Colorado Health Facilities Authority, Series 2023-A (a)	4.000%	05/15/41	500,000	411,372
Colorado Health Facilities Authority, Series A (a)	5.000%	12/01/44	745,000	755,882
Colorado Health Facilities Authority, Series 2015 (a)	4.000%	01/15/45	2,155,000	1,980,462
Colorado Health Facilities Authority, Series 2023-A (a)	4.000%	05/15/48	500,000	382,253
Colorado Health Facilities Authority, Series A-1 (a)	5.000%	12/15/58	1,175,000	1,283,472
				16,752,263
Housing — 6.7%
Colorado Housing & Finance Authority, Series 2023-B-2 (a)	3.350%	10/01/26	5,290,000	5,281,978

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	72

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Coupon	Maturity	Par Value	Value
Housing (continued)
Colorado Housing & Finance Authority, Series 2023-B-1 (a)	4.200%	10/01/38	$200,000	$199,404
Colorado Housing & Finance Authority, Series 2023-B-1 (a)	4.500%	10/01/43	385,000	385,758
Colorado Housing & Finance Authority, Series 2023-A (a)	4.350%	10/01/43	1,420,000	1,360,789
Colorado Housing & Finance Authority, Series 2023-B-1 (a)	4.700%	10/01/48	275,000	275,593
Colorado Housing & Finance Authority, Series 2023-A (a)	4.600%	10/01/48	2,265,000	2,183,834
Colorado Housing & Finance Authority, Series 2021-E	3.000%	11/01/51	490,000	472,117
Colorado Housing & Finance Authority, Series 2023-I (a)	6.000%	05/01/53	15,000,000	16,452,650
Colorado Housing & Finance Authority, Series 2023-A (a)	4.650%	10/01/53	770,000	763,773
				27,375,896
Other — 3.3%
Colorado Educational & Cultural Facilities Authority, Series 2014	5.000%	11/15/24	435,000	441,490
Colorado Educational & Cultural Facilities Authority, Series 2015-A (a)(c)	4.125%	07/01/26	480,000	469,380
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)(c)	3.750%	07/01/26	60,000	58,265
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	05/15/29	2,600,000	2,716,789
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	11/15/31	1,000,000	1,018,811
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	12/01/31	1,500,000	1,528,705
Colorado Educational & Cultural Facilities Authority, Series 2016-A (a)	5.000%	12/15/31	715,000	754,975
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	10/01/32	1,340,000	1,364,199
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	06/01/36	1,580,000	1,627,401
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	07/01/36	1,000,000	1,019,753
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)(c)	5.000%	07/01/36	1,000,000	981,276
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	08/01/36	1,140,000	1,173,021
Colorado Educational & Cultural Facilities Authority, Series 2014B (a)	5.625%	01/15/44	425,000	426,344
				13,580,409
Public Services — 7.1%
Cherry Creek Corporate Center Metropolitan District, Series 2015-A (a)	5.000%	06/01/37	500,000	484,869
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/27	620,000	641,945
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/36	300,000	304,447
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/37	400,000	405,473
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/41	1,500,000	1,513,024
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/45	550,000	552,786
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/46	4,930,000	4,952,752
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/37	370,000	403,775
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/38	655,000	709,844
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/39	730,000	787,547
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/41	500,000	535,044
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/42	500,000	532,904
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a)(b)	5.000%	12/01/42	1,905,000	1,971,198
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a)(b)	5.000%	12/01/47	10,835,000	11,088,744
Southglenn Metropolitan District Colorado, Series 2016 (a)	5.000%	12/01/30	3,505,000	3,504,424
Sterling Ranch Community Authority Colorado, Series 2020-A (a)	3.750%	12/01/40	500,000	424,780
				28,813,556
Tax — 4.3%
City of Idaho Springs Colorado Sales Tax Revenue, AGM, Series 2018 (a)(b)	5.000%	12/01/34	525,000	549,591
Denver Colorado Urban Renewal Authority Tax Increment, Series 2013-A-1 (a)	5.000%	12/01/23	190,000	190,208
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	3,700,000	3,735,370
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	1,300,000	1,310,888
Superior Open Space Sales and Use Tax Colorado, AGM, Series 2020 (a)(b)	5.000%	06/01/40	750,000	816,190
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/34	2,000,000	2,091,651
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/35	2,000,000	2,066,649
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/36	3,240,000	3,302,929
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/37	3,360,000	3,383,422
				17,446,898

See Notes to Financial Statements.

73	| www.sbhfunds.com

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
June 30, 2023 (Unaudited)

	Coupon	Maturity	Par Value	Value
Transportation — 7.8%
Denver Colorado City & County Airport System, Series 2022-D	5.000%	11/15/24	$15,000,000	$15,275,717
Denver Colorado City & County Airport System, Series 2020-B-2	5.000%	11/15/31	7,690,000	7,892,940
Denver Colorado City & County Airport System, Series 2022-B	5.250%	11/15/53	6,750,000	7,430,817
Grand Junction Regional Airport Authority, NATL, Series 2016-A (a)(b)	5.000%	12/01/31	1,155,000	1,215,851
				31,815,325
Utilities — 4.4%
Arvada Colorado Water Enterprise Revenue, Series 2022 (a)	4.000%	12/01/45	1,395,000	1,358,318
Brighton Colorado Water Activity Enterprise, Series 2022 (a)	5.000%	06/01/47	6,480,000	7,019,839
City of Colorado Springs Colorado Utilities System, Series 2022-B (a)	5.000%	11/15/47	380,000	418,642
City of Colorado Springs Colorado Utilities System, Series 2020-A	5.000%	11/15/23	155,000	155,978
City of Colorado Springs Colorado Utilities System, Series 2020-C	5.000%	11/15/50	5,780,000	6,223,766
Puerto Rico Electric Power Authority, AGM, Series 2007-UU (a)(b)(d)	3.988%	07/01/29	400,000	370,500
Todd Creek Village Metropolitan District Colorado, Series 2018-A	5.000%	12/01/28	1,200,000	1,246,979
Todd Creek Village Metropolitan District Colorado, Series 2018-A (a)	5.250%	12/01/38	1,000,000	1,032,384
Town of Firestone Colorado Water Enterprise, BAM, Series 2020 (b)	2.000%	12/01/23	15,000	14,872
				17,841,278
Variable Rate Demand Note — 22.6%
Variable Rate Demand Note — 22.6%
City of Colorado Springs Colorado Utilities System, Series 2007-A (a)(d)	3.970%	11/01/37	21,230,000	21,230,000
Colorado Health Facilities Authority, Series 2020-A (a)	3.800%	12/01/52	9,100,000	9,100,000
Colorado Health Facilities Authority, Series 2022-F	3.950%	05/15/62	22,700,000	22,700,000
Colorado Health Facilities Authority, Series 2022-E	3.800%	05/15/62	29,000,000	29,000,000
University of Colorado Hospital Authority, Series 2019-A	4.120%	11/15/49	10,000,000	10,000,000
				92,030,000
Investments at Value — 97.9%
(Cost $412,680,153)				$398,650,269

Other Assets in Excess of Liabilities — 2.1%				8,478,714

Net Assets — 100.0%				$407,128,983

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(b)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.

(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $8,633,570, which represents 2.1% of net assets as of June 30, 2023.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	74

Segall Bryant & Hamill Funds	Statement of Investments
June 30, 2023 (Unaudited)

COMMON ABBREVIATIONS

A.B.	Aktiebolag is the Swedish equivalent of the term corporation.

ADR	American Depositary Receipt.

A.G.	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AGM	Assured Guaranty Municipal.

A.S.	Andonim Sirketi, Joint Stock Company in Turkey.

A/S	Aktieselskab is a Danish Joint Stock Company.

A.S.A	Aksjeselskop is the Norwegian term for a stock- based company.

BAM	Build America Mutual.

COP	Certificate of Participation.

H15T1Y	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.

LLC	Limited Liability Company.

LP	Limited Partnership.

Ltd.	Limited.

NATL	National Public Finance Guarantee Corp.

N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OYJ	Julkinen osakeyhtiö means public stock company.

PCL	Public Company Limited.

PJSC	Public Joint-Stock Company.

PLC	Public Limited Company.

P.S.Q.C.	Pakistan Standards & Quality Control Authority.

REIT(s)	Real Estate Investment Trust.

S.A.	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.

S.A.A.	Sociedad Anonima Abierta is a Peruvian term for a publicly held corporation.

S.A. de C.V.	Sociedad Anonima de Capital Variable is a corporative type of business in Mexico.

S.A.B de C.V.	Sociedad Anónima Bursátil de Capital Variable is the Mexican term for publicly traded companies.

S.A.K.P.	Suid Afrikaanse Kommunistiese Party.

SAPI de C.V.	Sociedad Anonima Promotora de Inversion de Capital Variable is a corporative type of business in Mexixo.

SARL	Societe Anonyme a Responsabilite Limitee is the French term for Limited Liability Company.

S.E.	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

SOFR	Secured Overnight Financing Rate.

S.p.A.	Societa per azioni is the Italian equivalent of the term Public Limited Companies.

Tbk P.T.	Terbuka Perseroan Terbatas is an Indonesia term for a public limited company.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	75

Segall Bryant & Hamill Funds	Statements of Assets and Liabilities
June 30, 2023 (Unaudited)

	Segall Bryant &	Segall Bryant &	Segall Bryant &	Segall Bryant &
	Hamill Small Cap	Hamill Small Cap	Hamill Small Cap	Hamill
	Value Fund	Growth Fund	Core Fund	All Cap Fund
Assets
Investments, at cost	$532,687,543	$185,732,574	$45,869,913	$83,497,601
Investments, at value	$582,100,527	$211,724,217	$53,908,346	$133,548,581
Cash equivalents (Note 2)	46,799,923	11,131,265	4,282,833	1,300,883
Receivable for Fund shares sold	201,434	31,157	1,164	17,941
Receivable for investment securities sold	3,305,506	—	69,555	—
Dividends and interest receivable	424,235	88,155	37,288	62,022
Foreign tax reclaims receivable	—	—	—	3,819
Other assets	72,335	19,030	20,313	36,165
Total assets	632,903,960	222,993,824	58,319,499	134,969,411

Liabilities
Payable for Fund shares redeemed	1,302,159	171,375	—	97,329
Payable for investment securities purchased	3,413,000	—	474,750	—
Payable to Adviser (Note 6)	407,704	113,260	28,970	61,734
Accrued shareholder servicing fees (Note 6)	32,182	23,742	535	8,230
Payable to third party administrator (Note 6)	18,097	8,243	3,960	5,982
Accrued chief compliance officer fees (Note 6)	1,805	863	505	694
Other accrued expenses	30,497	21,659	12,322	13,816
Total liabilities	5,205,444	339,142	521,042	187,785
Net Assets	$627,698,516	$222,654,682	$57,798,457	$134,781,626

Net Assets Consists of
Paid-in capital	$582,691,743	$272,152,878	$43,474,089	$79,767,192
Accumulated earnings (deficit)	45,006,773	(49,498,196)	14,324,368	55,014,434
Net Assets	$627,698,516	$222,654,682	$57,798,457	$134,781,626

Net Assets
Retail	$8,208,284	$39,642,316	$355,388	$1,169,029
Institutional	619,490,232	183,012,366	57,443,069	133,612,597
Shares of Beneficial Interest Outstanding
Retail	618,784	2,266,921	31,398	59,396
Institutional	46,614,955	10,186,714	5,046,169	6,782,186

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Retail	$13.27	$17.49	$11.32	$19.68
Institutional	$13.29	$17.97	$11.38	$19.70

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	76

Segall Bryant & Hamill Funds	Statements of Assets and Liabilities
June 30, 2023 (Unaudited)

		Segall Bryant
	Segall Bryant &	& Hamill	Segall Bryant &	Segall Bryant &
	Hamill Emerging	International	Hamill Global	Hamill Short Term
	Markets Fund	Small Cap Fund	All Cap Fund	Plus Fund
Assets
Investments, at cost	$44,511,989	$101,995,930	$23,311,900	$19,675,869
Investments, at value	$48,902,683	$108,037,331	$29,896,715	$19,204,246
Cash equivalents (Note 2)	—	—	1,041,517	—
Foreign currency, at value (Cost $255,445, $249,588, $-, and $-, respectively)	256,119	248,292	23	—
Receivable for Fund shares sold	—	968,335	173	—
Receivable for investment securities sold	—	—	—	—
Due from Adviser	—	—	—	10,180
Dividends and interest receivable	402,823	343,132	10,652	206,513
Foreign tax reclaims receivable	1,773	13	80,176	—
Other assets	16,005	25,235	18,254	23,724
Total assets	49,579,403	109,622,338	31,047,510	19,444,663

Liabilities
Due to custodian	63,381	15,926	—	16
Payable for Fund shares redeemed	—	128,105	—	—
Payable for investment securities purchased	—	27,852	—	—
Accrued foreign capital gains on appreciated securities	261,449	—	—	—
Payable to Adviser (Note 6)	14,868	60,103	4,183	—
Accrued shareholder servicing fees (Note 6)	4,779	18,974	3,042	5,174
Payable to third party administrator (Note 6)	3,802	5,394	3,747	3,060
Accrued chief compliance officer fees (Note 6)	492	639	447	425
Other accrued expenses	49,117	41,042	11,556	12,057
Total liabilities	397,888	298,035	22,975	20,732
Net Assets	$49,181,515	$109,324,303	$31,024,535	$19,423,931

Net Assets Consists of
Paid-in capital	$50,605,653	$189,768,431	$23,662,528	$21,031,918
Accumulated earnings (deficit)	(1,424,138)	(80,444,128)	7,362,007	(1,607,987)
Net Assets	$49,181,515	$109,324,303	$31,024,535	$19,423,931

Net Assets
Retail	$1,994,909	$14,096,187	$28,295,487	$3,815,274
Institutional	47,186,606	95,228,116	2,729,048	15,608,657
Shares of Beneficial Interest Outstanding
Retail	245,630	1,407,831	2,826,477	387,563
Institutional	5,791,393	9,499,932	276,382	1,583,800
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Retail	$8.12	$10.01	$10.01	$9.84
Institutional	$8.15	$10.02	$9.87	$9.86

See Notes to Financial Statements.

77	| www.sbhfunds.com

Segall Bryant & Hamill Funds	Statements of Assets and Liabilities
June 30, 2023 (Unaudited)

			Segall Bryant &
	Segall Bryant &	Segall Bryant &	Hamill Municipal	Segall Bryant &
	Hamill Plus	Hamill Quality	Opportunities	Hamill Colorado
	Bond Fund	High Yield Fund	Fund	Tax Free Fund
Assets
Investments, at cost	$752,295,856	$73,781,049	$197,579,196	$412,680,153
Investments, at value	$678,157,987	$65,860,947	$191,588,859	$398,650,269
Cash equivalents (Note 2)	16,546,243	1,612,243	5,879,499	8,172,524
Receivable for Fund shares sold	424,028	58,761	137,511	75,800
Receivable for investment securities sold	—	—	204,340	—
Dividends and interest receivable	5,958,855	1,097,436	2,020,875	2,067,153
Other assets	29,251	16,525	40,308	18,901
Total assets	701,116,364	68,645,912	199,871,392	408,984,647

Liabilities
Payable for Fund shares redeemed	814,232	6,341	33,521	357,044
Payable for investment securities purchased	—	—	1,953,591	1,278,036
Payable to Adviser (Note 6)	131,583	17,644	37,181	110,468
Accrued shareholder servicing fees (Note 6)	109,829	12,458	31,028	67,218
Payable to third party administrator (Note 6)	21,655	4,461	7,926	13,448
Accrued chief compliance officer fees (Note 6)	2,095	539	866	1,384
Other accrued expenses	34,742	20,790	20,433	28,066
Total liabilities	1,114,136	62,233	2,084,546	1,855,664
Net Assets	$700,002,228	$68,583,679	$197,786,846	$407,128,983

Net Assets Consists of
Paid-in capital	$811,140,804	$86,518,597	$234,727,164	$465,668,994
Accumulated earnings (deficit)	(111,138,576)	(17,934,918)	(36,940,318)	(58,540,011)
Net Assets	$700,002,228	$68,583,679	$197,786,846	$407,128,983

Net Assets
Retail	$302,083,568	$27,649,863	$27,037,318	$135,105,340
Institutional	397,918,660	40,933,816	170,749,528	272,023,643
Shares of Beneficial Interest Outstanding
Retail	32,569,977	3,378,191	2,842,635	13,027,453
Institutional	43,361,914	5,063,447	17,941,915	26,123,361
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Retail	$9.27	$8.18	$9.51	$10.37
Institutional	$9.18	$8.08	$9.52	$10.41

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	78

Segall Bryant & Hamill Funds	Statements of Operations
For the Six Months Ended June 30, 2023 (Unaudited)

	Segall Bryant &	Segall Bryant &	Segall Bryant &	Segall Bryant &
	Hamill Small Cap	Hamill Small Cap	Hamill Small Cap	Hamill
	Value Fund	Growth Fund	Core Fund	All Cap Fund
Investment Income
Dividends	$8,356,842	$533,927	$317,190	$900,618
Interest	990,592	191,069	94,777	59,330
Foreign taxes withheld	(15,215)	(11,898)	(2,014)	(14,247)
Total income	9,332,219	713,098	409,953	945,701

Expenses
Investment advisory fees (Note 6)	2,397,512	650,733	215,665	422,592
Shareholder servicing fees (Note 6)
Retail Class	7,930	50,418	715	337
Institutional Class	185,063	63,957	10,113	59,740
Administration fees (Note 6)	97,787	35,987	13,320	25,115
Registration and filing fees	23,877	25,640	20,269	20,407
Trustees’ fees and expenses (Note 6)	43,931	20,215	11,185	15,772
Custodian fees	7,738	9,181	8,265	6,210
Transfer agent fees (Note 6)	11,044	12,558	10,231	10,266
Independent pricing servicing fees	1,036	830	1,021	894
Shareholder reporting expenses	23,058	13,245	1,006	6,313
Audit and tax preparation fees	8,016	7,001	7,001	7,001
Insurance expense	17,020	5,298	1,582	4,184
Legal fees	16,619	5,410	1,479	3,609
Chief compliance officer fees (Note 6)	11,260	5,285	3,064	4,209
Reclaim fees	—	—	—	—
Borrowing costs (Note 9)	—	—	—	—
Other	15,282	13,033	2,762	5,171
Total expenses before waivers/reimbursements	2,867,173	918,791	307,678	591,820
Expenses waived/reimbursed by investment Adviser	—	—	(40,358)	(45,470)
Net expenses	2,867,173	918,791	267,320	546,350
Net Investment Income (Loss)	6,465,046	(205,693)	142,633	399,351

Realized and Unrealized Gains (Losses)
Net realized gains (losses) on:
Investments	10,199,787	(9,360,233)	1,186,840	2,745,454
Foreign currency	—	—	—	336
	10,199,787	(9,360,233)	1,186,840	2,745,790
Change in unrealized net appreciation/depreciation on:
Investments	19,688,860	34,274,981	1,484,372	7,032,106
Net realized and unrealized gains (losses)	29,888,647	24,914,748	2,671,212	9,777,896
Net Increase (Decrease) in Net Assets Resulting From Operations	$36,353,693	$24,709,055	$2,813,845	$10,177,247

See Notes to Financial Statements.

79	| www.sbhfunds.com

Segall Bryant & Hamill Funds	Statements of Operations
For the Six Months Ended June 30, 2023 (Unaudited)

		Segall Bryant
	Segall Bryant &	& Hamill	Segall Bryant &	Segall Bryant &
	Hamill Emerging	International	Hamill Global	Hamill Short Term
	Markets Fund	Small Cap Fund	All Cap Fund	Plus Fund
Investment Income
Dividends	$1,375,361	$3,651,251	$248,536	$—
Interest	17,452	8,500	17,173	275,789
Foreign taxes withheld	(120,565)	(403,316)	(3,200)	—
Total income	1,272,248	3,256,435	262,509	275,789

Expenses
Investment advisory fees (Note 6)	209,112	472,366	93,098	29,223
Shareholder servicing fees (Note 6)
Retail Class	2,110	15,614	15,945	4,430
Institutional Class	13,338	24,014	1,082	9,910
Administration fees (Note 6)	12,194	21,200	9,398	8,586
Registration and filing fees	20,513	20,654	20,112	27,058
Trustees’ fees and expenses (Note 6)	10,827	14,383	9,684	9,247
Custodian fees	81,974	45,635	9,450	6,780
Transfer agent fees (Note 6)	10,418	10,254	12,607	10,060
Independent pricing servicing fees	32,727	23,284	1,745	6,151
Shareholder reporting expenses	1,845	1,879	4,569	926
Audit and tax preparation fees	9,539	10,554	7,001	9,031
Insurance expense	1,406	2,807	822	1,197
Legal fees	1,254	2,849	776	604
Chief compliance officer fees (Note 6)	2,952	3,928	2,682	2,688
Reclaim fees	—	50,489	1,035	—
Borrowing costs (Note 9)	5,053	5,545	—	401
Other	20,576	5,843	5,273	265
Total expenses before waivers/reimbursements	435,838	731,298	195,279	126,557
Expenses waived/reimbursed by investment Adviser	(148,543)	(129,877)	(68,318)	(78,395)
Net expenses	287,295	601,421	126,961	48,162
Net Investment Income (Loss)	984,953	2,655,014	135,548	227,627

Realized and Unrealized Gains (Losses)
Net realized gains (losses) on:
Investments	(198,229)	(1,210,356)	620,691	(408,290)
Foreign currency	(13,308)	(62,804)	(2,618)	—
	(211,537)	(1,273,160)	618,073	(408,290)
Change in unrealized net appreciation/depreciation on:
Investments	3,584,946	4,987,720	3,066,456	611,874
Translation of assets and liabilities denoted in foreign currencies	259	26,176	2,441	—
	3,585,205	5,013,896	3,068,897	611,874
Net realized and unrealized gains (losses)	3,373,668	3,740,736	3,686,970	203,584
Net Increase (Decrease) in Net Assets Resulting From Operations	$4,358,621	$6,395,750	$3,822,518	$431,211

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	80

Segall Bryant & Hamill Funds	Statements of Operations
For the Six Months Ended June 30, 2023 (Unaudited)

			Segall Bryant &
	Segall Bryant &	Segall Bryant &	Hamill Municipal	Segall Bryant &
	Hamill Plus	Hamill Quality	Opportunities	Hamill Colorado
	Bond Fund	High Yield Fund	Fund	Tax Free Fund
Investment Income
Interest	$14,102,419	$1,697,182	$3,959,380	$6,417,663
Foreign taxes withheld	(1,703)	—	—	—
Total income	14,100,716	1,697,182	3,959,380	6,417,663

Expenses
Investment advisory fees (Note 6)	1,216,363	149,193	362,448	711,224
Shareholder servicing fees (Note 6)
Retail Class	334,778	27,430	37,946	153,069
Institutional Class	154,868	20,179	77,215	109,771
Administration fees (Note 6)	112,653	15,278	36,945	68,009
Registration and filing fees	26,944	21,470	41,275	16,364
Trustees’ fees and expenses (Note 6)	49,459	11,894	19,568	32,139
Custodian fees	7,267	5,705	6,967	6,980
Transfer agent fees (Note 6)	15,419	11,087	11,279	11,239
Independent pricing servicing fees	14,745	6,206	12,421	18,807
Shareholder reporting expenses	38,755	3,681	7,403	7,438
Audit and tax preparation fees	10,047	9,031	8,016	8,016
Insurance expense	22,710	2,301	7,784	13,326
Legal fees	18,961	1,859	5,785	11,181
Chief compliance officer fees (Note 6)	12,824	3,434	5,364	8,501
Reclaim fees	—	—	—	—
Borrowing costs (Note 9)	1,327	—	4,152	—
Other	16,432	9,786	6,430	9,444
Total expenses before waivers/reimbursements	2,053,552	298,534	650,998	1,185,508
Expenses waived/reimbursed by investment Adviser	(432,490)	(45,614)	(110,232)	(63,914)
Net expenses	1,621,062	252,920	540,766	1,121,594
Net Investment Income (Loss)	12,479,654	1,444,262	3,418,614	5,296,069

Realized and Unrealized Gains (Losses)
Net realized gains (losses) on:
Investments	(7,937,667)	(111,893)	(1,913,584)	(3,199,053)

Change in unrealized net appreciation/depreciation on:
Investments	18,221,439	1,779,839	2,338,015	5,107,657

Net realized and unrealized gains (losses)	10,283,772	1,667,946	424,431	1,908,604
Net Increase (Decrease) in Net Assets Resulting From Operations	$22,763,426	$3,112,208	$3,843,045	$7,204,673

See Notes to Financial Statements.

81	| www.sbhfunds.com

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill		Segall Bryant & Hamill		Segall Bryant & Hamill
	Small Cap Value Fund		Small Cap Growth Fund		Small Cap Core Fund
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	June 30, 2023	December 31,	June 30, 2023	December 31,	June 30, 2023	December 31,
	(Unaudited)	2022	(Unaudited)	2022	(Unaudited)	2022
Operations
Net investment income (loss)	$6,465,046	$2,757,189	$(205,693)	$(964,514)	$142,633	$54,184
Net realized gains (losses)	10,199,787	(4,194,832)	(9,360,233)	(29,474,041)	1,186,840	(364,292)
Change in unrealized net appreciation/depreciation	19,688,860	(91,223,389)	34,274,981	(47,413,915)	1,484,372	(5,814,708)
Net increase (decrease) in net assets resulting from operations	36,353,693	(92,661,032)	24,709,055	(77,852,470)	2,813,845	(6,124,816)

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	—	(94,373)	—	—	—	(14,101)
Institutional	—	(7,283,529)	—	—	—	(1,069,374)
Increase (Decrease) in net assets from distributions to shareholders	—	(7,377,902)	—	—	—	(1,083,475)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	847,437	1,328,818	2,801,443	25,175,411	42,850	376,001
Institutional	61,710,346	256,225,204	45,979,040	90,289,646	3,757,196	10,979,205
Shares issued in reinvestment of distributions
Retail	—	90,845	—	—	—	14,101
Institutional	—	5,587,914	—	—	—	762,480
Cost of shares redeemed
Retail	(1,462,021)	(1,050,445)	(10,551,797)	(16,308,602)	(433,197)	(1,033,843)
Institutional	(58,819,822)	(183,893,524)	(24,506,005)	(79,436,704)	(843,577)	(3,550,760)
Net increase (decrease) resulting from beneficial interest transactions	2,275,940	78,288,812	13,722,681	19,719,751	2,523,272	7,547,184
Total net increase (decrease) in net assets	38,629,633	(21,750,122)	38,431,736	(58,132,719)	5,337,117	338,893

Net Assets
Beginning of period	589,068,883	610,819,005	184,222,946	242,355,665	52,461,340	52,122,447
End of period	$627,698,516	$589,068,883	$222,654,682	$184,222,946	$57,798,457	$52,461,340

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	52

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill All Cap Fund		Segall Bryant & Hamill Emerging Markets Fund		Segall Bryant & Hamill International Small Cap Fund
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	June 30, 2023	December 31,	June 30, 2023	December 31,	June 30, 2023	December 31,
	(Unaudited)	2022	(Unaudited)	2022	(Unaudited)	2022
Operations
Net investment income (loss)	$399,351	$524,002	$984,953	$1,941,983	$2,655,014	$5,168,980
Net realized gains (losses)	2,745,790	11,094,494	(211,537)	(5,177,154)	(1,273,160)	(10,225,741)
Change in unrealized net appreciation/depreciation	7,032,106	(46,691,676)	3,585,205	(5,923,230)	5,013,896	(15,147,106)
Net increase (decrease) in net assets resulting from operations	10,177,247	(35,073,180)	4,358,621	(9,158,401)	6,395,750	(20,203,867)

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	—	(63,396)	—	(75,527)	(280,881)	(736,406)
Institutional	—	(10,633,312)	—	(1,595,115)	(1,944,753)	(4,225,586)
Decrease in net assets from distributions to shareholders	—	(10,696,708)	—	(1,670,642)	(2,225,634)	(4,961,992)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	527,495	49,609	7,500	1,421,980	4,767,757	547,414
Institutional	3,694,072	12,927,549	5,439,392	3,683,736	5,197,598	5,226,401
Shares issued in reinvestment of distributions
Retail	—	58,266	—	75,527	216,702	447,533
Institutional	—	10,513,977	—	872,968	1,856,214	3,968,896
Cost of shares redeemed
Retail	(216,470)	(36,698)	(162,086)	(2,287,039)	(988,126)	(32,245,727)
Institutional	(10,228,908)	(34,347,622)	(1,059,705)	(10,223,460)	(2,126,853)	(12,594,066)
Net increase (decrease) resulting from beneficial interest transactions	(6,223,811)	(10,834,919)	4,225,101	(6,456,288)	8,923,292	(34,649,549)
Total net increase (decrease) in net assets	3,953,436	(56,604,807)	8,583,722	(17,285,331)	13,093,408	(59,815,408)

Net Assets
Beginning of period	130,828,190	187,432,997	40,597,793	57,883,124	96,230,895	156,046,303
End of period	$134,781,626	$130,828,190	$49,181,515	$40,597,793	$109,324,303	$96,230,895

See Notes to Financial Statements.

83	| www.sbhfunds.com

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill		Segall Bryant & Hamill		Segall Bryant & Hamill
	Global All Cap Fund		Short Term Plus Fund		Plus Bond Fund
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	June 30, 2023	December 31,	June 30, 2023	December 31,	June 30, 2023	December 31,
	(Unaudited)	2022	(Unaudited)	2022	(Unaudited)	2022
Operations
Net investment income (loss)	$135,548	$75,601	$227,627	$334,582	$12,479,654	$23,872,516
Net realized gains (losses)	618,073	73,379	(408,290)	(658,535)	(7,937,667)	(24,473,862)
Change in unrealized net appreciation/depreciation	3,068,897	(7,067,686)	611,874	(829,397)	18,221,439	(129,200,223)
Net increase (decrease) in net assets resulting from operations	3,822,518	(6,918,706)	431,211	(1,153,350)	22,763,426	(129,801,569)

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	—	(554,671)	(40,067)	(51,331)	(5,536,875)	(11,362,913)
Institutional	—	(40,018)	(188,772)	(307,266)	(7,377,490)	(14,455,942)
Net Increase (Decrease) in net assets from distributions to shareholders	—	(594,689)	(228,839)	(358,597)	(12,914,365)	(25,818,855)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	116,485	46,207	888,485	1,221,644	19,163,966	45,437,462
Institutional	789,531	280,158	2,975,456	7,394,807	55,283,208	115,133,246
Shares issued in reinvestment of distributions
Retail	—	526,322	40,067	51,331	5,473,622	11,226,457
Institutional	—	39,740	176,873	293,814	6,971,612	13,454,360
Cost of shares redeemed
Retail	(791,906)	(2,132,105)	(973,645)	(9,042,736)	(38,233,490)	(142,019,102)
Institutional	(25,464)	(2,829,123)	(12,491,402)	(21,751,979)	(39,148,578)	(262,106,464)
Net increase (decrease) resulting from beneficial interest transactions	88,646	(4,068,801)	(9,384,166)	(21,833,119)	9,510,340	(218,874,041)
Total net increase (decrease) in net assets	3,911,164	(11,582,196)	(9,181,794)	(23,345,066)	19,359,401	(374,494,465)

Net Assets
Beginning of period	27,113,371	38,695,567	28,605,725	51,950,791	680,642,827	1,055,137,292
End of period	$31,024,535	$27,113,371	$19,423,931	$28,605,725	$700,002,228	$680,642,827

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	84

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill		Segall Bryant & Hamill		Segall Bryant & Hamill
	Quality High Yield Fund		Municipal Opportunities Fund		Colorado Tax Free Fund
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	June 30, 2023	December 31,	June 30, 2023	December 31,	June 30, 2023	December 31,
	(Unaudited)	2022	(Unaudited)	2022	(Unaudited)	2022
Operations
Net investment income	$1,444,262	$3,253,575	$3,418,614	$6,213,311	$5,296,069	$9,989,843
Net realized gains (loss)	(111,893)	(1,115,170)	(1,913,584)	(24,579,074)	(3,199,053)	(29,614,050)
Change in unrealized net appreciation/depreciation	1,779,839	(11,930,262)	2,338,015	(15,231,250)	5,107,657	(39,663,177)
Net increase (decrease) in net assets resulting from operations	3,112,208	(9,791,857)	3,843,045	(33,597,013)	7,204,673	(59,287,384)

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	(608,387)	(1,350,775)	(515,139)	(1,166,481)	(2,115,893)	(4,784,042)
Institutional	(884,485)	(2,058,659)	(3,156,187)	(6,976,014)	(4,224,461)	(8,836,132)
Net Increase (Decrease) in net assets from distributions to shareholders	(1,492,872)	(3,409,434)	(3,671,326)	(8,142,495)	(6,340,354)	(13,620,174)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	1,718,767	2,589,388	1,693,484	32,208,046	9,655,029	47,029,360
Institutional	8,891,877	13,363,685	31,869,388	224,651,403	49,089,489	188,999,709
Shares issued in reinvestment of distributions
Retail	582,358	1,290,869	450,742	1,051,617	2,045,705	4,666,333
Institutional	866,857	2,016,794	3,065,026	6,824,044	3,799,217	7,955,402
Cost of shares redeemed
Retail	(3,205,695)	(10,822,418)	(10,311,040)	(34,032,529)	(20,514,964)	(97,785,327)
Institutional	(7,667,751)	(31,465,249)	(40,957,526)	(252,703,662)	(33,348,264)	(269,581,873)
Net increase (decrease) resulting from beneficial interest transactions	1,186,413	(23,026,931)	(14,189,926)	(22,001,081)	10,726,212	(118,716,396)
Total net increase (decrease) in net assets	2,805,749	(36,228,222)	(14,018,207)	(63,740,589)	11,590,531	(191,623,954)

Net Assets
Beginning of period	65,777,930	102,006,152	211,805,053	275,545,642	395,538,452	587,162,406
End of period	$68,583,679	$65,777,930	$197,786,846	$211,805,053	$407,128,983	$395,538,452

See Notes to Financial Statements.

85	| www.sbhfunds.com

Segall Bryant & Hamill Small Cap Value Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2023		December 31,	December 31,	December 31,	December 31,
Retail	(Unaudited)		2022	2021	2020	2019(a)
Net asset value, beginning of period	$12.50		$14.83	$13.34	$12.71	$12.34
Income (loss) from investment operations:
Net investment income (loss)(b)	0.13		0.04	0.02	0.23	0.01
Net realized and unrealized gains (losses) on investments	0.64		(2.23)	2.15	0.53	0.36
Total from investment operations	0.77		(2.19)	2.17	0.76	0.37
Less dividends and distributions:
Distributions from net investment income	—		(0.01)	(0.01)	(0.04)	—
Distributions from net realized gains	—		(0.13)	(0.67)	(0.09)	—
Total distributions	—		(0.14)	(0.68)	(0.13)	—
Net asset value, end of period	$13.27		$12.50	$14.83	$13.34	$12.71
Total Return	6.16	% (c)	(14.76)%	16.47%	6.14%	3.00	% (c)
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$8,208		$8,292	$9,414	$6,701	$10
Ratio of expenses to average net assets
With fee waivers/reimbursements	1.08	% (d)	1.06%	1.04%	1.08%	1.06	% (d)
Without fee waivers/reimbursements	1.08	% (d)	1.06%	1.04%	1.08%	1.06	% (d)
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	2.02	% (d)	0.34%	0.13%	1.93%	1.37	% (d)
Without fee waivers/reimbursements	2.02	% (d)	0.34%	0.13%	1.93%	1.37	% (d)
Portfolio turnover rate	14	% (c)	26%	32%	44%	28	% (c)(e)

(a)	The Fund added a retail share class on December 9, 2019. Ratios for start up periods may not be representative of long term operating results.

(b)	Calculated using the average shares method.

(c)	Total return and portfolio turnover are not annualized for periods less than one full year.

(d)	Annualized.

(e)	Portfolio turnover rate is calculated at the fund level and represents the six months ended December 31, 2019.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	86

Segall Bryant & Hamill Small Cap Value Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months					Six Months
	Ended		Year Ended	Year Ended	Year Ended	Ended		Year Ended	Year Ended
	June 30, 2023		December 31,	December 31,	December 31,	December 31,		June 30,	June 30,
Institutional	(Unaudited)		2022	2021	2020	2019(a)		2019	2018
Net asset value, beginning of period	$12.52		$14.85	$13.35	$12.71	$12.59		$13.18	$12.17
Income (loss) from investment operations:
Net investment income (loss)(b)	0.14		0.06	0.03	0.10	0.09		0.10	0.05
Net realized and unrealized gains (losses) on investments	0.63		(2.23)	2.16	0.67	0.80		0.42	1.81
Total from investment operations	0.77		(2.17)	2.19	0.77	0.89		0.52	1.86
Less dividends and distributions:
Dividends from net investment income	—		(0.03)	(0.02)	(0.04)	(0.11)		(0.08)	(0.02)
Distributions from net realized gains	—		(0.13)	(0.67)	(0.09)	(0.66)		(1.03)	(0.83)
Total distributions	—		(0.16)	(0.69)	(0.13)	(0.77)		(1.11)	(0.85)
Paid-in capital from redemption fees	—		—	—	—	0.00	(c)	0.00 (c)	0.00	(c)
Net asset value, end of period	13.29		$12.52	$14.85	$13.35	$12.71		$12.59	$13.18
Total Return	6.15	% (d)	(14.65)%	16.62%	6.22%	7.30	% (d)	5.33%	15.63%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$619,490		$580,777	$601,405	$415,747	$169,891		$141,192	$106,836
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.95	% (e)	0.96%	0.97%	0.99%	0.99	% (e)	0.99%	1.01	% (f)
Without fee waivers/reimbursements	0.95	% (e)	0.96%	0.97%	1.01%	1.14	% (e)	1.14%	1.25%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	2.16	% (e)	0.46%	0.22%	0.89%	1.38	% (e)	0.81%	0.42%
Without fee waivers/reimbursements	2.16	% (e)	0.46%	0.22%	0.87%	1.23	% (e)	0.66%	0.18%
Portfolio turnover rate	14	% (d)	26%	32%	44%	28	% (d)	68%	59%

(a)	Fund changed fiscal year to December 31.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	Annualized.

(f)	Contractual expense limitation changed from 1.08% to 0.99% effective November 1, 2017.

See Notes to Financial Statements.

87	| www.sbhfunds.com

Segall Bryant & Hamill Small Cap Growth Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023		December 31,	December 31,	December 31,	December 31,	December 31,
Retail	(Unaudited)		2022	2021	2020	2019	2018(a)
Net asset value, beginning of period	$15.47		$22.95	$20.56	$13.04	$10.15	$12.72
Income (loss) from investment operations:
Net investment (loss)(b)	0.03		(0.11)	(0.17)	(0.08)	(0.06)	(0.11)
Net realized and unrealized gains (losses) on investments	1.99		(7.37)	2.56	7.60	2.95	0.63
Total from investment operations	2.02		(7.48)	2.39	7.52	2.89	0.52
Less dividends and distributions:
Distributions from net realized gains	—		—	—	—	—	(2.95)
Return of capital	—		—	—	—	—	(0.14)
Total distributions	—		—	—	—	—	(3.09)
Net asset value, end of period	17.49		$15.47	$22.95	$20.56	$13.04	$10.15
Total Return	13.06	% (c)	(32.59)%	11.62%	57.67%	28.47%	3.19%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$39,642		$42,199	$53,652	$11,786	$2,836	$1,570
Ratio of expenses to average net assets
With fee waivers/reimbursements	1.05	% (d)	1.05%	1.03%	1.04%	1.12%	1.24	% (e)
Without fee waivers/reimbursements	1.05	% (d)	1.05%	1.03%	1.04%	1.12%	3.09%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	(0.36	)% (d)	(0.66)%	(0.74)%	(0.54)%	(0.51)%	(0.76)%
Without fee waivers/reimbursements	(0.36	)% (d)	(0.66)%	(0.74)%	(0.54)%	(0.51)%	(2.61)%
Portfolio turnover rate	14	% (c)	59%	35%	54%	28%	83%

(a)	Prior to April 30, 2018 known as the Westcore Small-Cap Growth Fund.

(b)	Calculated using the average shares method.

(c)	Total return and portfolio turnover are not annualized for periods less than one full year.

(d)	Annualized.

(e)	Contractual expense limitation changed from 1.24% to 1.14% effective December 20, 2018.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	88

Segall Bryant & Hamill Small Cap Growth Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023		December 31,	December 31,	December 31,	December 31,	December 31,
Institutional	(Unaudited)		2022	2021	2020	2019	2018(a)
Net asset value, beginning of period	$15.88		$23.52	$21.04	$13.33	$10.36	$12.88
Income (loss) from investment operations:
Net investment (loss)(b)	0.01		(0.09)	(0.13)	(0.08)	(0.05)	(0.08)
Net realized and unrealized gains (losses) on investments	2.08		(7.55)	2.61	7.79	3.02	0.65
Total from investment operations	2.09		(7.64)	2.48	7.71	2.97	0.57
Less dividends and distributions:
Distributions from net realized gains	—		—	—	—	—	(2.95)
Return of capital	—		—	—	—	—	(0.14)
Total distributions	—		—	—	—	—	(3.09)
Net asset value, end of period	17.97		$15.88	$23.52	$21.04	$13.33	$10.36
Total Return	13.16	% (c)	(32.48)%	11.79%	57.84%	28.67%	3.56%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$183,012		$142,024	$188,703	$110,018	$72,341	$63,082
Ratio of expenses to average net income (loss)
With fee waivers/reimbursements	0.88	% (d)	0.88%	0.87%	0.97%	0.98%	0.99%
Without fee waivers/reimbursements	0.88	% (d)	0.88%	0.87%	0.97%	0.98%	2.26%
Ratio of net investment income to average net assets
With fee waivers/reimbursements	(0.17	)% (d)	(0.49)%	(0.59)%	(0.50)%	(0.38)%	(0.63)%
Without fee waivers/reimbursements	(0.17	)% (d)	(0.49)%	(0.59)%	(0.50)%	(0.38)%	(1.90)%
Portfolio turnover rate	14	% (c)	59%	35%	54%	28%	83%

(a)	Prior to April 30, 2018 known as the Westcore Small-Cap Growth Fund.

(b)	Calculated using the average shares method.

(c)	Total return and portfolio turnover are not annualized for periods less than one full year.

(d)	Annualized.

See Notes to Financial Statements.

89	| www.sbhfunds.com

Segall Bryant & Hamill Small Cap Core Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended
	June 30, 2023		December 31,	December 31,	December 31,
Retail	(Unaudited)		2022	2021	2020
Net asset value, beginning of period	$10.76		$12.65	$12.26	$10.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.02		(0.02)	(0.07)	(0.03)
Net realized and unrealized gains (losses) on investments	0.54		(1.65)	2.82	2.29
Total from investment operations	0.56		(1.67)	2.75	2.26
Less dividends and distributions:
Distributions from net realized gains	—		(0.22)	(2.36)	—
Net asset value, end of period	$11.32		$10.76	$12.65	$12.26
Total Return	5.20	% (b)	(13.26)%	23.26%	22.60%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$355		$728	$1,663	$4,165
Ratio of expenses to average net assets
With fee waivers/reimbursements	1.14	% (c)	1.14%	1.14%	1.14%
Without fee waivers/reimbursements	1.35	% (c)	1.36%	1.35%	1.26%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.39	% (c)	(0.19)%	(0.25)%	(0.26)%
Without fee waivers/reimbursements	0.18	% (c)	(0.40)%	(0.46)%	(0.38)%
Portfolio turnover rate	17	% (b)	44%	36%	74%

(a)	Calculated using the average shares method.

(b)	Total return and portfolio turnover are not annualized for periods less than one full year.

(c)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	90

Segall Bryant & Hamill Small Cap Core Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended
	June 30, 2023		December 31,	December 31,	December 31,
Institutional	(Unaudited)		2022	2021	2020
Net asset value, beginning of period	$10.81		$12.70	$12.28	$10.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.03		0.01	(0.02)	(0.00	) (b)
Net realized and unrealized gains (losses) on investments	0.54		(1.67)	2.80	2.28
Total from investment operations	0.57		(1.66)	2.78	2.28
Less dividends and distributions:
Dividends from net investment income	—		(0.01)	—	—
Distributions from net realized gains	—		(0.22)	(2.36)	—
Total distributions	—		(0.23)	(2.36)	—
Net asset value, end of period	$11.38		$10.81	$12.70	$12.28
Total Return	5.27	% (c)	(13.12)%	23.48%	22.80%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$57,443		$51,733	$50,460	$44,675
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.99	% (d)	0.99%	0.99%	0.99%
Without fee waivers/reimbursements	1.14	% (d)	1.13%	1.10%	1.27%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.53	% (d)	0.12%	(0.13)%	(0.05)%
Without fee waivers/reimbursements	0.38	% (d)	(0.02)%	(0.24)%	(0.33)%
Portfolio turnover rate	17	% (c)	44%	36%	74%

(a)	Calculated using the average shares method.

(b)	Less than $0.005 per share.

(c)	Total return and portfolio turnover are not annualized for periods less than one full year.

(d)	Annualized.

See Notes to Financial Statements.

91	| www.sbhfunds.com

Segall Bryant & Hamill All Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended		Period Ended
	June 30, 2023		December 31,	December 31,	December 31,		December 31,
Retail	(Unaudited)		2022	2021	2020		2019(a)
Net asset value, beginning of period	$18.22		$24.51	$21.15	$17.00		$16.49
Income (loss) from investment operations:
Net investment income (loss)(b)	0.06		0.07	(0.01)	0.04		(0.00	) (c)
Net realized and unrealized gains (losses) on investments	1.40		(4.77)	6.16	4.39		0.51
Total from investment operations	1.46		(4.70)	6.15	4.43		0.51
Less dividends and distributions:
Dividends from net investment income	—		(0.07)	—	(0.03)		—
Distributions from net realized gains	—		(1.52)	(2.79)	(0.25)		—
Total distributions	—		(1.59)	(2.79)	(0.28)		—
Net asset value, end of period	$19.68		$18.22	$24.51	$21.15		$17.00
Total Return	8.01	% (d)	(19.23)%	29.57%	26.08%		3.09	% (d)
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$1,169		$796	$974	$583		$10
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.89	% (e)	0.86%	0.83%	0.79	% (f)	0.98	% (e)
Without fee waivers/reimbursements	0.89	% (e)	0.86%	0.83%	0.79	% (f)	1.00	% (e)
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.60	% (e)	0.35%	(0.06)%	0.19%		(0.15	)% (e)
Without fee waivers/reimbursements	0.60	% (e)	0.35%	(0.06)%	0.19%		(0.17	)% (e)
Portfolio turnover rate	10	% (d)	32%	30%	38%		16	% (d)(g)

(a)	The Fund added a retail share class on December 9, 2019. Ratios for start up periods may not be representative of long term operating results.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	Annualized.

(f)	During the period there were no shareholder servicing fees expensed for the Retail Class. This may not be representative of long term results.

(g)	Portfolio turnover rate is calculated at the fund level and represents the six months ended December 31, 2019.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	92

Segall Bryant & Hamill All Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months					Six Months
	Ended		Year Ended	Year Ended	Year Ended	Ended		Year Ended	Year Ended
	June 30, 2023		December 31,	December 31,	December 31,	December 31,		June 30,	June 30,
Institutional	(Unaudited)		2022	2021	2020	2019(a)		2019	2018
Net asset value, beginning of period	$18.23		$24.52	$21.16	$17.00	$15.80		$14.76	$13.37
Income (loss) from investment operations:
Net investment income (loss)(b)	0.06		0.07	(0.02)	0.03	0.01		0.01	(0.01)
Net realized and unrealized gains (losses) on investments	1.41		(4.77)	6.17	4.41	1.25		1.57	1.48
Total from investment operations	1.47		(4.70)	6.15	4.44	1.26		1.58	1.47
Less dividends and distributions:
Dividends from net investment income	—		(0.07)	—	(0.03)	(0.01)		—	—
Distributions from net realized gains	—		(1.52)	(2.79)	(0.25)	(0.05)		(0.54)	(0.08)
Total distributions	—		(1.59)	(2.79)	(0.28)	(0.06)		(0.54)	(0.08)
Paid-in capital from redemption fees	—		—	—	—	0.00	(c)	0.00 (c)	0.00	(c)
Net asset value, end of period	$19.70		$18.23	$24.52	$21.16	$17.00		$15.80	$14.76
Total Return	8.06	% (d)	(19.21)%	29.55%	26.18%	7.95	% (d)	11.47%	11.01%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$133,613		$130,033	$186,459	$169,833	$120,730		$104,418	$79,631
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.84	% (e)	0.84%	0.84%	0.84%	0.96	% (e)(f)	0.98%	1.02	% (g)
Without fee waivers/reimbursements	0.91	% (e)	0.89%	0.87%	0.92%	1.12	% (e)	1.14%	1.22%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.61	% (e)	0.35%	(0.07)%	0.16%	0.07	% (e)	0.07%	(0.07)%
Without fee waivers/reimbursements	0.54	% (e)	0.31%	(0.10)%	0.08%	(0.09	)% (e)	(0.09)%	(0.27)%
Portfolio turnover rate	10	% (d)	32%	30%	38%	16	% (d)	38%	37%

(a)	Fund changed fiscal year to December 31.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	Annualized.

(f)	Contractual expense limitation changed from 0.98% to 0.84% effective December 9, 2019.

(g)	Contractual expense limitation changed from 1.10% to 0.98% effective November 1, 2017.

See Notes to Financial Statements.

93	| www.sbhfunds.com

Segall Bryant & Hamill Emerging Markets Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months					Two Months
	Ended		Year Ended	Year Ended	Year Ended	Ended		Year Ended	Year Ended
	June 30, 2023		December 31,	December 31,	December 31,	December 31,		October 31,	October 31,
Retail*	(Unaudited)		2022	2021	2020	2019(a)		2019	2018
Net asset value, beginning of period	$7.35		$9.12	$9.13	$8.67	$8.27		$7.70	$9.49
Income (loss) from investment operations:
Net investment income (loss)(b)	0.15		0.30	0.26	0.14	0.01		0.17	0.18
Net realized and unrealized gains (losses) on investments	0.62		(1.77)	0.21	0.47	0.60		0.62	(1.53)
Total from investment operations	0.77		(1.47)	0.47	0.61	0.61		0.79	(1.35)
Less dividends and distributions:
Dividends from net investment income	—		(0.30)	(0.30)	(0.15)	(0.20)		(0.18)	(0.13)
Distributions from net realized gains	—		—	(0.18)	—	—		(0.04)	(0.31)
Return of capital	—		—	—	—	(0.01)		—	—
Total distributions	—		(0.30)	(0.48)	(0.15)	(0.21)		(0.22)	(0.44)
Paid-in capital from redemption fees	—		—	—	—	—		—	0.00 (c)
Net asset value, end of period	$8.12		$7.35	$9.12	$9.13	$8.67		$8.27	$7.70
Total Return	10.48	% (d)	(16.17)%	5.22%	7.05%	7.52	% (d)	10.64%	(14.96)%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$1,995		$1,952	$3,224	$2,954	$2,678		$2,397	$2,043
Ratio of expenses to average net assets
With fee waivers/reimbursements	1.38	% (e)	1.38%	1.38%	1.38%	1.46	% (e)(f)	1.48%	1.48%
Without fee waivers/reimbursements	2.02	% (e)	2.05%	1.86%	2.36%	3.40	% (e)	2.91%	2.49%
Ratio of net investment income (loss) (loss) to average net assets
With fee waivers/reimbursements	3.98	% (e)	3.67%	2.65%	1.80%	1.01	% (e)	2.15%	1.97%
Without fee waivers/reimbursements	3.34	% (e)	3.00%	2.17%	0.82%	(0.93	)% (e)	0.72%	0.96%
Portfolio turnover rate	44	% (d)	88%	91%	91%	23	% (d)	107%	99%

*	Formerly Class A.

(a)	Fund changed fiscal year to December 31.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	Annualized.

(f)	Contractual expense limitation changed from 1.48% to 1.38% effective December 9, 2019.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	94

Segall Bryant & Hamill Emerging Markets Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months					Two Months
	Ended		Year Ended	Year Ended	Year Ended	Ended		Year Ended	Year Ended
	June 30, 2023		December 31,	December 31,	December 31,	December 31,		October 31,	October 31,
Institutional*	(Unaudited)		2022	2021	2020	2019(a)		2019	2018
Net asset value, beginning of period	$7.37		$9.15	$9.15	$8.69	$8.31		$7.74	$9.54
Income (loss) from investment operations:
Net investment income (loss)(b)	0.16		0.32	0.28	0.15	0.02		0.20	0.20
Net realized and unrealized gains (losses) on investments	0.62		(1.79)	0.21	0.47	0.59		0.62	(1.54)
Total from investment operations	0.78		(1.47)	0.49	0.62	0.61		0.82	(1.34)
Less dividends and distributions:
Dividends from net investment income	—		(0.31)	(0.31)	(0.16)	(0.22)		(0.21)	(0.15)
Distributions from net realized gains	—		—	(0.18)	—	—		(0.04)	(0.31)
Return of capital	—		—	—	—	(0.01)		—	—
Total distributions	—		(0.31)	(0.49)	(0.16)	(0.23)		(0.25)	(0.46)
Paid-in capital from redemption fees	—		—	—	—	—		—	0.00 (c)
Net asset value, end of period	$8.15		$7.37	$9.15	$9.15	$8.69		$8.31	$7.74
Total Return	10.58	% (d)	(16.08)%	5.49%	7.18%	7.51	% (d)	10.97%	(14.81)%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$47,187		$38,646	$54,660	$45,058	$32,721		$30,836	$29,961
Ratio of expenses to average net assets
With fee waivers/reimbursements	1.23	% (e)	1.23%	1.23%	1.23%	1.23	% (e)	1.23%	1.23%
Without fee waivers/reimbursements	1.87	% (e)	1.90%	1.69%	2.19%	3.14	% (e)	2.66%	2.24%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	4.25	% (e)	3.98%	2.83%	1.93%	1.18	% (e)	2.40%	2.22%
Without fee waivers/reimbursements	3.61	% (e)	3.31%	2.37%	0.97%	(0.73	)% (e)	0.97%	1.21%
Portfolio turnover rate	44	% (d)	88%	91%	91%	23	% (d)	107%	99%

*	Formerly Class I.

(a)	Fund changed fiscal year to December 31.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	Annualized.

See Notes to Financial Statements.

95	| www.sbhfunds.com

Segall Bryant & Hamill International Small Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months					Two Months
	Ended		Year Ended	Year Ended	Year Ended	Ended		Year Ended	Year Ended
	June 30, 2023		December 31,	December 31,	December 31,	December 31,		October 31,	October 31,
Retail*	(Unaudited)		2022	2021	2020	2019(a)		2019	2018
Net asset value, beginning of period	$9.58		$11.59	$10.83	$11.64	$11.39		$11.73	$14.47
Income (loss) from investment operations:
Net investment income (loss)(b)	0.25		0.44	0.29	0.16	0.02		0.28	0.26
Net realized and unrealized gains (losses) on investments	0.38		(2.00)	1.09	(0.80)	0.73		(0.38)	(2.27)
Total from investment operations	0.63		(1.56)	1.38	(0.64)	0.75		(0.10)	(2.01)
Less dividends and distributions:
Dividends from net investment income	(0.20)		(0.45)	(0.62)	(0.17)	(0.49)		(0.25)	(0.29)
Distributions from net realized gains	—		—	—	—	—		—	(0.44)
Return of capital	—		—	—	—	(0.01)		—	—
Total distributions	(0.20)		(0.45)	(0.62)	(0.17)	(0.50)		(0.25)	(0.73)
Paid-in capital from redemption fees	—		—	—	—	—		0.00 (c)	0.00 (c)
Net increase from payment by affiliates	—		—	—	—	—		0.01 (d)	—
Net asset value, end of period	$10.01		$9.58	$11.59	$10.83	$11.64		$11.39	$11.73
Total Return	6.61	% (e)	(13.31)%	12.97%	(5.51)%	6.73	% (e)	(0.54)%	(14.68)%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$14,096		$9,757	$47,301	$64,420	$52,668		$49,749	$23,554
Ratio of expenses to average net assets
With fee waivers/reimbursements	1.28	% (f)(g)	1.18%	1.18%	1.18%	1.25	% (f)(h)	1.28%	1.28%
Without fee waivers/reimbursements	1.55	% (f)(g)	1.41%	1.36%	1.36%	1.42	% (f)	1.53%	1.44%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	5.15	% (f)	4.16%	2.37%	1.68%	0.94	% (f)	2.49%	1.92%
Without fee waivers/reimbursements	4.88	% (f)	3.93%	2.19%	1.50%	0.77	% (f)	2.24%	1.76%
Portfolio turnover rate	51	% (e)	105%	112%	106%	17	% (e)	121%	111%

*	Formerly Class A.

(a)	Fund changed fiscal year to December 31.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	The custodian reimbursed the Fund $132,086 for losses incurred from corporate action processing. Payment had a positive 0.09% impact on the total return.

(e)	Total return and portfolio turnover are not annualized for periods less than one full year.

(f)	Annualized.

(g)	Includes 0.10% of tax reclaim fees.

(h)	Contractual expense limitation changed from 1.28% to 1.18% effective December 9, 2019.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	96

Segall Bryant & Hamill International Small Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months					Two Months
	Ended		Year Ended	Year Ended	Year Ended	Ended		Year Ended	Year Ended
	June 30, 2023		December 31,	December 31,	December 31,	December 31,		October 31,	October 31,
Institutional*	(Unaudited)		2022	2021	2020	2019(a)		2019	2018
Net asset value, beginning of period	$9.59		$11.61	$10.85	$11.65	$11.42		$11.77	$14.50
Income (loss) from investment operations:
Net investment income (loss)(b)	0.25		0.46	0.31	0.19	0.02		0.30	0.29
Net realized and unrealized gains (losses) on investments	0.39		(2.02)	1.10	(0.82)	0.73		(0.37)	(2.26)
Total from investment operations	0.64		(1.56)	1.41	(0.63)	0.75		(0.07)	(1.97)
Less dividends and distributions:
Dividends from net investment income	(0.21)		(0.46)	(0.65)	(0.17)	(0.51)		(0.29)	(0.32)
Distributions from net realized gains	—		—	—	—	—		—	(0.44)
Return of capital	—		—	—	—	(0.01)		—	—
Total distributions	(0.21)		(0.46)	(0.65)	(0.17)	(0.52)		(0.29)	(0.76)
Paid-in capital from redemption fees	—		—	—	—	—		0.00 (c)	0.00 (c)
Net increase from payment by affiliates	—		—	—	—	—		0.01 (d)	—
Net asset value, end of period	$10.02		$9.59	$11.61	$10.85	$11.65		$11.42	$11.77
Total Return	6.68	% (e)	(13.19)%	13.19%	(5.35)%	6.69	% (e)	(0.29)%	(14.40)%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$95,228		$86,473	$108,745	$119,113	$234,265		$230,883	$351,480
Ratio of expenses to average net assets
With fee waivers/reimbursements	1.13	% (f)(g)	1.03%	1.03%	1.03%	1.03	% (f)	1.03%	1.03%
Without fee waivers/reimbursements	1.37	% (f)(g)	1.24%	1.13%	1.18%	1.20	% (f)	1.28%	1.19%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	5.04	% (f)	4.52%	2.54%	2.00%	1.15	% (f)	2.74%	2.17%
Without fee waivers/reimbursements	4.80	% (f)	4.31%	2.44%	1.85%	0.98	% (f)	2.49%	2.01%
Portfolio turnover rate	51	% (e)	105%	112%	106%	17	% (e)	121%	111%

*	Formerly Class I.

(a)	Fund changed fiscal year to December 31.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	The custodian reimbursed the Fund $132,086 for losses incurred from corporate action processing. Payment had a positive 0.09% impact on the total return.

(e)	Total return and portfolio turnover are not annualized for periods less than one full year.

(f)	Annualized.

(g)	Includes 0.10% of tax reclaim fees.

See Notes to Financial Statements.

97	| www.sbhfunds.com

Segall Bryant & Hamill Global All Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023		December 31,	December 31,	December 31,	December 31,	December 31,
Retail	(Unaudited)		2022	2021	2020(a)	2019	2018(b)
Net asset value, beginning of period	$8.77		$11.02	$9.32	$10.98	$9.52	$11.12
Income (loss) from investment operations:
Net investment income (loss)(c)	0.04		0.02	0.02	0.18	0.23	0.20
Net realized and unrealized gains (losses) on investments	1.20		(2.07)	2.36	0.08 (d)	2.16	(1.16)
Total from investment operations	1.24		(2.05)	2.38	0.26	2.39	(0.96)
Less dividends and distributions:
Dividends from net investment income	—		(0.03)	(0.04)	(0.18)	(0.25)	(0.19)
Distributions from net realized gains	—		(0.17)	(0.64)	(1.74)	(0.68)	(0.45)
Total distributions	—		(0.20)	(0.68)	(1.92)	(0.93)	(0.64)
Net asset value, end of period	$10.01		$8.77	$11.02	$9.32	$10.98	$9.52
Total Return	14.14	% (e)	(18.68)%	25.83%	2.95%	25.36%	(8.70)%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$28,295		$25,422	$33,821	$32,224	$46,375	$41,887
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.90	% (f)(g)	0.89%	0.89%	0.89%	0.89%	0.99	% (h)
Without fee waivers/reimbursements	1.36	% (f)(g)	1.29%	1.18%	1.29%	1.22%	1.22%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.94	% (f)	0.25%	0.16%	1.83%	2.14%	1.88%
Without fee waivers/reimbursements	0.48	% (f)	(0.14)%	(0.13)%	1.43%	1.81%	1.65%
Portfolio turnover rate	16	% (e)	31%	24%	132%	40%	59%

(a)	Prior to September 19, 2020 known as the Segall Bryant & Hamill Global Large Cap Fund.

(b)	Prior to April 30, 2018 known as the Westcore Global Large-Cap Dividend Fund.

(c)	Calculated using the average shares method.

(d)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting the net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.

(e)	Total return and portfolio turnover are not annualized for periods less than one full year.

(f)	Annualized.

(g)	Includes 0.01% of tax reclaim fees.

(h)	Contractual expense limitation changed from 0.99% to 0.89% effective December 20, 2018.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	98

Segall Bryant & Hamill Global All Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023		December 31,	December 31,	December 31,	December 31,	December 31,
Institutional	(Unaudited)		2022	2021	2020(a)	2019	2018(b)
Net asset value, beginning of period	$8.64		$10.86	$9.20	$10.86	$9.43	$11.04
Income (loss) from investment operations:
Net investment income (loss)(c)	0.05		0.03	0.03	0.18	0.24	0.23
Net realized and unrealized gains (losses) on investments	1.18		(2.04)	2.33	0.09 (d)	2.14	(1.16)
Total from investment operations	1.23		(2.01)	2.36	0.27	2.38	(0.93)
Less dividends and distributions:
Dividends from net investment income	—		(0.04)	(0.06)	(0.19)	(0.27)	(0.23)
Distributions from net realized gains	—		(0.17)	(0.64)	(1.74)	(0.68)	(0.45)
Total distributions	—		(0.21)	(0.70)	(1.93)	(0.95)	(0.68)
Net asset value, end of period	$9.87		$8.64	$10.86	$9.20	$10.86	$9.43
Total Return	14.24	% (e)	(18.55)%	25.94%	3.04%	25.55%	(8.53)%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$2,729		$1,692	$4,875	$3,373	$2,730	$2,589
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.75	% (f)(g)	0.74%	0.74%	0.74%	0.74%	0.84	% (h)
Without fee waivers/reimbursements	1.35	% (f)(g)	1.27%	1.17%	1.20%	1.12%	1.09%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	1.09	% (f)	0.33%	0.29%	1.83%	2.32%	2.11%
Without fee waivers/reimbursements	0.49	% (e)	(0.20)%	(0.14)%	1.37%	1.94%	1.86%
Portfolio turnover rate	16	% (e)	31%	24%	132%	40%	59%

(a)	Prior to September 19, 2020 known as the Segall Bryant & Hamill Global Large Cap Fund.

(b)	Prior to April 30, 2018 known as the Westcore Global Large-Cap Dividend Fund.

(c)	Calculated using the average shares method.

(d)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting the net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.

(e)	Total return and portfolio turnover are not annualized for periods less than one full year.

(f)	Annualized.

(g)	Includes 0.01% of tax reclaim fees.

(h)	Contractual expense limitation changed from 0.84% to 0.74% effective December 20, 2018.

See Notes to Financial Statements.

99	| www.sbhfunds.com

Segall Bryant & Hamill Short Term Plus Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	June 30, 2023		December 31,	December 31,	December 31,	December 31,		December 31,
Retail	(Unaudited)		2022	2021	2020	2019		2018(a)
Net asset value, beginning of period	$9.76		$10.05	$10.15	$10.11	$10.02		$10.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.09		0.07	0.05	0.12	0.25		0.01
Net realized and unrealized gains (losses) on investments	0.09		(0.28)	(0.08)	0.08	0.10		0.01
Total from investment operations	0.18		(0.21)	(0.03)	0.20	0.35		0.02
Less dividends and distributions:
Dividends from net investment income	(0.10)		(0.08)	(0.06)	(0.15)	(0.26)		—
Distributions from net realized gains	—		—	(0.01)	(0.01)	(0.00	) (c)	—
Total distributions	(0.10)		(0.08)	(0.07)	(0.16)	(0.26)		—
Net asset value, end of period	$9.84		$9.76	$10.05	$10.15	$10.11		$10.02
Total Return	1.82	% (d)	(2.07)%	(0.23)%	2.05%	3.57%		0.20	% (d)
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$3,815		$3,828	$11,896	$2,989	$915		$200
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.49	% (e)	0.49%	0.49%	0.49%	0.49%		0.49	% (e)
Without fee waivers/reimbursements	1.20	% (e)	0.86%	0.80%	1.18%	4.13%		9.96	% (e)(f)
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	1.93	% (e)	0.69%	0.45%	1.23%	2.50%		2.39	% (e)
Without fee waivers/reimbursements	1.22	% (e)	0.31%	0.14%	0.54%	(1.14)%		(7.08	)% (e)(f)
Portfolio turnover rate	24	% (d)	22%	46%	47%	32%		0	% (d)

(a)	Commenced operations on December 17, 2018.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	Annualized.

(f)	Ratios before fee waivers for start up periods may not be representative of long term operating results. For the purpose of the ratio, audit and tax preparation fees have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	100

Segall Bryant & Hamill Short Term Plus Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	June 30, 2023		December 31,	December 31,	December 31,	December 31,		December 31,
Institutional	(Unaudited)		2022	2021	2020	2019		2018(a)
Net asset value, beginning of period	$9.78		$10.07	$10.16	$10.11	$10.02		$10.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.10		0.08	0.06	0.13	0.26		0.01
Net realized and unrealized gains (losses) on investments	0.08		(0.28)	(0.07)	0.09	0.09		0.01
Total from investment operations	0.18		(0.20)	(0.01)	0.22	0.35		0.02
Less dividends and distributions:
Dividends from net investment income	(0.10)		(0.09)	(0.07)	(0.16)	(0.26)		—
Distributions from net realized gains	—		—	(0.01)	(0.01)	(0.00	) (c)	—
Total distributions	(0.10)		(0.09)	(0.08)	(0.17)	(0.26)		—
Net asset value, end of period	$9.86		$9.78	$10.07	$10.16	$10.11		$10.02
Total Return	1.86	% (d)	(1.98)%	(0.05)%	2.18%	3.62%		0.20	% (d)
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$15,609		$24,777	$40,054	$23,568	$6,279		$1,002
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.40	% (e)	0.40%	0.40%	0.40%	0.40%		0.40	% (e)
Without fee waivers/reimbursements	1.06	% (e)	0.74%	0.68%	1.03%	3.68%		9.74	% (e)(f)
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	1.95	% (e)	0.81%	0.55%	1.32%	2.53%		2.48	% (e)
Without fee waivers/reimbursements	1.29	% (e)	0.48%	0.27%	0.69%	(0.75)%		(6.86	)% (e)(f)
Portfolio turnover rate	24	% (d)	22%	46%	47%	32%		0	% (d)

(a)	Commenced operations on December 17, 2018.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	Annualized.

(f)	Ratios before fee waivers for start up periods may not be representative of long-term operating results. For the purpose of the ratio, audit and tax preparation fees have not been annualized.

See Notes to Financial Statements.

101	| www.sbhfunds.com

Segall Bryant & Hamill Plus Bond Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023		December 31,	December 31,	December 31,	December 31,	December 31,
Retail	(Unaudited)		2022	2021	2020	2019	2018(a)
Net asset value, beginning of period	$9.14		$10.85	$11.25	$10.79	$10.32	$10.71
Income (loss) from investment operations:
Net investment income (loss)(b)	0.16		0.26	0.23	0.27	0.33	0.33
Net realized and unrealized gains (losses) on investments	0.14		(1.67)	(0.30)	0.64	0.57	(0.36)
Total from investment operations	0.30		(1.41)	(0.07)	0.91	0.90	(0.03)
Less dividends and distributions:
Dividends from net investment income	(0.17)		(0.30)	(0.26)	(0.30)	(0.36)	(0.34)
Distributions from net realized gains	—		—	(0.07)	(0.15)	(0.07)	(0.02)
Total distributions	(0.17)		(0.30)	(0.33)	(0.45)	(0.43)	(0.36)
Net asset value, end of period	$9.27		$9.14	$10.85	$11.25	$10.79	$10.32
Total Return	3.26	% (c)	(13.13)%	(0.58)%	8.49%	8.79%	(0.18)%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$302,084		$311,042	$466,063	$594,559	$598,220	$915,824
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.55	% (d)	0.55%	0.55%	0.55%	0.55%	0.55%
Without fee waivers/reimbursements	0.67	% (d)	0.67%	0.67%	0.68%	0.73%	0.76%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.51	% (d)	2.77%	2.10%	2.38%	3.04%	3.17%
Without fee waivers/reimbursements	3.39	% (d)	2.65%	1.98%	2.25%	2.86%	2.96%
Portfolio turnover rate	22	% (c)	26%	54%	59%	52%	59%

(a)	Prior to April 30, 2018 known as the Westcore Plus Bond Fund.

(b)	Calculated using the average shares method.

(c)	Total return and portfolio turnover are not annualized for periods less than one full year.

(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	102

Segall Bryant & Hamill Plus Bond Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023		December 31,	December 31,	December 31,	December 31,	December 31,
Institutional	(Unaudited)		2022	2021	2020	2019	2018(a)
Net asset value, beginning of period	$9.05		$10.74	$11.14	$10.69	$10.23	$10.60
Income (loss) from investment operations:
Net investment income (loss)(b)	0.17		0.28	0.25	0.28	0.34	0.34
Net realized and unrealized gains (losses) on investments	0.13		(1.66)	(0.30)	0.64	0.56	(0.34)
Total from investment operations	0.30		(1.38)	(0.05)	0.92	0.90	0.00 (c)
Less dividends and distributions:
Dividends from net investment income	(0.17)		(0.31)	(0.28)	(0.32)	(0.37)	(0.35)
Distributions from net realized gains	—		—	(0.07)	(0.15)	(0.07)	(0.02)
Total distributions	(0.17)		(0.31)	(0.35)	(0.47)	(0.44)	(0.37)
Net asset value, end of period	$9.18		$9.05	$10.74	$11.14	$10.69	$10.23
Total Return	3.37	% (d)	(12.95)%	(0.44)%	8.65%	8.90%	0.06%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$397,919		$369,601	$589,074	$525,992	$427,395	$307,253
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.40	% (e)	0.40%	0.40%	0.40%	0.40%	0.40%
Without fee waivers/reimbursements	0.53	% (e)	0.52%	0.51%	0.51%	0.55%	0.56%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.66	% (e)	2.91%	2.24%	2.53%	3.14%	3.33%
Without fee waivers/reimbursements	3.53	% (e)	2.79%	2.13%	2.42%	2.99%	3.17%
Portfolio turnover rate	22	% (d)	26%	54%	59%	52%	59%

(a)	Prior to April 30, 2018 known as the Westcore Plus Bond Fund.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	Annualized.

See Notes to Financial Statements.

103	| www.sbhfunds.com

Segall Bryant & Hamill Quality High Yield Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023		December 31,	December 31,	December 31,	December 31,	December 31,
Retail	(Unaudited)		2022	2021	2020	2019	2018(a)
Net asset value, beginning of period	$7.98		$9.21	$9.24	$8.97	$8.40	$8.99
Income (loss) from investment operations:
Net investment income (loss)(b)	0.17		0.31	0.30	0.34	0.43	0.40
Net realized and unrealized gains (losses) on investments	0.21		(1.20)	(0.01)	0.29	0.58	(0.59)
Total from investment operations	0.38		(0.89)	0.29	0.63	1.01	(0.19)
Less dividends and distributions:
Dividends from net investment income	(0.18)		(0.34)	(0.32)	(0.36)	(0.44)	(0.40)
Net asset value, end of period	$8.18		$7.98	$9.21	$9.24	$8.97	$8.40
Total Return	4.77	% (c)	(9.75)%	3.14%	7.31%	12.21%	(2.19)%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$27,650		$27,855	$39,879	$42,227	$39,692	$43,045
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.85	% (d)	0.85%	0.85%	0.85%	0.85%	0.85%
Without fee waivers/reimbursements	0.95	% (d)	0.90%	0.88%	0.95%	0.98%	0.99%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	4.27	% (d)	3.82%	3.30%	3.84%	4.86%	4.52%
Without fee waivers/reimbursements	4.17	% (d)	3.77%	3.27%	3.74%	4.73%	4.38%
Portfolio turnover rate	8	% (c)	9%	25%	57%	41%	21%

(a)	Prior to April 30, 2018 known as the Westcore Flexible Income Fund.

(b)	Calculated using the average shares method.

(c)	Total return and portfolio turnover are not annualized for periods less than one full year.

(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	104

Segall Bryant & Hamill Quality High Yield Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023		December 31,	December 31,	December 31,	December 31,	December 31,
Institutional	(Unaudited)		2022	2021	2020	2019	2018(a)
Net asset value, beginning of period	$7.89		$9.10	$9.13	$8.87	$8.29	$8.88
Income (loss) from investment operations:
Net investment income (loss)(b)	0.18		0.33	0.32	0.35	0.44	0.40
Net realized and unrealized gains (losses) on investments	0.19		(1.19)	(0.02)	0.28	0.57	(0.58)
Total from investment operations	0.37		(0.86)	0.30	0.63	1.01	(0.18)
Less dividends and distributions:
Dividends from net investment income	(0.18)		(0.35)	(0.33)	(0.37)	(0.43)	(0.41)
Net asset value, end of period	$8.08		$7.89	$9.10	$9.13	$8.87	$8.29
Total Return	4.77	% (c)	(9.51)%	3.33%	7.40%	12.40%	(2.12)%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$40,934		$37,923	$62,127	$40,912	$21,680	$12,962
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.70	% (d)	0.70%	0.70%	0.70%	0.70%	0.69%
Without fee waivers/reimbursements	0.86	% (d)	0.79%	0.76%	0.82%	0.83%	0.81%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	4.42	% (d)	3.95%	3.43%	3.99%	4.99%	4.68%
Without fee waivers/reimbursements	4.26	% (d)	3.86%	3.37%	3.87%	4.86%	4.56%
Portfolio turnover rate	8	% (c)	9%	25%	57%	41%	21%

(a)	Prior to April 30, 2018 known as the Westcore Flexible Income Fund.

(b)	Calculated using the average shares method.

(c)	Total return and portfolio turnover are not annualized for periods less than one full year.

(d)	Annualized.

See Notes to Financial Statements.

105	| www.sbhfunds.com

Segall Bryant & Hamill Municipal Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023		December 31,	December 31,	December 31,	December 31,	December 31,
Retail	(Unaudited)		2022	2021	2020	2019	2018(a)
Net asset value, beginning of period	$9.50		$11.02	$11.01	$10.67	$10.38	$10.61
Income (loss) from investment operations:
Net investment income (loss)(b)	0.15		0.21	0.18	0.24	0.29	0.35
Net realized and unrealized gains (losses) on investments	0.02		(1.44)	0.12	0.44	0.43	(0.23)
Total from investment operations	0.17		(1.23)	0.30	0.68	0.72	0.12
Less dividends and distributions:
Dividends from net investment income	(0.16)		(0.29)	(0.27)	(0.30)	(0.35)	(0.34)
Distributions from net realized gains	—		—	(0.02)	(0.04)	(0.08)	(0.01)
Total distributions	(0.16)		(0.29)	(0.29)	(0.34)	(0.43)	(0.35)
Net asset value, end of period	$9.51		$9.50	$11.02	$11.01	$10.67	$10.38
Total Return	1.83	% (c)	(11.25)%	2.72%	6.54%	7.00%	1.23%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$27,037		$35,120	$42,056	$28,344	$11,399	$6,405
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.65	% (d)	0.65%	0.65%	0.65%	0.65%	0.65%
Without fee waivers/reimbursements	0.77	% (d)	0.73%	0.74%	0.80%	0.94%	1.09%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.18	% (d)	2.16%	1.64%	2.17%	2.73%	3.40%
Without fee waivers/reimbursements	3.06	% (d)	2.08%	1.55%	2.02%	2.44%	2.96%
Portfolio turnover rate	50	% (c)	173%	37%	101%	114%	188%

(a)	Prior to April 30, 2018 known as the Westcore Municipal Opportunities Fund.

(b)	Calculated using the average shares method.

(c)	Total return and portfolio turnover are not annualized for periods less than one full year.

(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	106

Segall Bryant & Hamill Municipal Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023		December 31,	December 31,	December 31,	December 31,	December 31,
Institutional	(Unaudited)		2022	2021	2020	2019	2018(a)
Net asset value, beginning of period	$9.51		$11.03	$11.02	$10.68	$10.39	$10.62
Income (loss) from investment operations:
Net investment income (loss)(b)	0.16		0.23	0.19	0.25	0.31	0.37
Net realized and unrealized gains (losses) on investments	0.02		(1.45)	0.12	0.45	0.43	(0.23)
Total from investment operations	0.18		(1.22)	0.31	0.70	0.74	0.14
Less dividends and distributions:
Dividends from net investment income	(0.17)		(0.30)	(0.28)	(0.32)	(0.37)	(0.36)
Distributions from net realized gains	—		—	(0.02)	(0.04)	(0.08)	(0.01)
Total distributions	(0.17)		(0.30)	(0.30)	(0.36)	(0.45)	(0.37)
Net asset value, end of period	$9.52		$9.51	$11.03	$11.02	$10.68	$10.39
Total Return	1.91	% (c)	(11.11)%	2.87%	6.71%	7.19%	1.36%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$170,750		$176,685	$233,490	$145,819	$62,358	$35,204
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.50	% (d)	0.50%	0.50%	0.50%	0.50%	0.50%
Without fee waivers/reimbursements	0.60	% (d)	0.56%	0.57%	0.62%	0.76%	0.91%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.32	% (d)	2.31%	1.74%	2.32%	2.90%	3.51%
Without fee waivers/reimbursements	3.22	% (d)	2.24%	1.67%	2.20%	2.64%	3.10%
Portfolio turnover rate	50	% (c)	173%	37%	101%	114%	188%

(a)	Prior to April 30, 2018 known as the Westcore Municipal Opportunities Fund.

(b)	Calculated using the average shares method.

(c)	Total return and portfolio turnover are not annualized for periods less than one full year.

(d)	Annualized.

See Notes to Financial Statements.

107	| www.sbhfunds.com

Segall Bryant & Hamill Colorado Tax Free Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023		December 31,	December 31,	December 31,	December 31,	December 31,
Retail	(Unaudited)		2022	2021	2020	2019	2018(a)
Net asset value, beginning of period	$10.35		$11.91	$11.95	$11.69	$11.30	$11.58
Income (loss) from investment operations:
Net investment income (loss)(b)	0.13		0.21	0.17	0.24	0.27	0.35
Net realized and unrealized gains (losses) on investments	0.05		(1.47)	0.05	0.34	0.47	(0.28)
Total from investment operations	0.18		(1.26)	0.22	0.58	0.74	0.07
Less dividends and distributions:
Dividends from net investment income	(0.16)		(0.30)	(0.26)	(0.32)	(0.35)	(0.35)
Net asset value, end of period	$10.37		$10.35	$11.91	$11.95	$11.69	$11.30
Total Return	1.71	% (c)	(10.64)%	1.87%	5.08%	6.62%	0.60%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$135,105		$143,558	$216,617	$205,285	$161,755	$176,020
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.65	% (d)	0.65%	0.65%	0.65%	0.65%	0.65%
Without fee waivers/reimbursements	0.67	% (d)	0.68%	0.68%	0.70%	0.77%	0.82%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	2.52	% (d)	1.96%	1.44%	2.00%	2.29%	3.05%
Without fee waivers/reimbursements	2.50	% (d)	1.94%	1.41%	1.95%	2.17%	2.88%
Portfolio turnover rate	29	% (c)	64%	15%	71%	30%	47%

(a)	Prior to April 30, 2018 known as the Westcore Colorado Tax-Exempt Fund.

(b)	Calculated using the average shares method.

(c)	Total return and portfolio turnover are not annualized for periods less than one full year.

(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2023 |	108

Segall Bryant & Hamill Colorado Tax Free Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023		December 31,	December 31,	December 31,	December 31,	December 31,
Institutional	(Unaudited)		2022	2021	2020	2019	2018(a)
Net asset value, beginning of period	$10.39		$11.96	$12.00	$11.73	$11.33	$11.61
Income (loss) from investment operations:
Net investment income (loss)(b)	0.14		0.23	0.19	0.25	0.28	0.36
Net realized and unrealized gains (losses) on investments	0.04		(1.43)	0.05	0.36	0.48	(0.28)
Total from investment operations	0.18		(1.25)	0.24	0.61	0.76	0.08
Less dividends and distributions:
Dividends from net investment income	(0.16)		(0.32)	(0.28)	(0.34)	(0.36)	(0.36)
Net asset value, end of period	$10.41		$10.39	$11.96	$12.00	$11.73	$11.33
Total Return	1.78	% (c)	(10.55)%	2.01%	5.29%	6.80%	0.73%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$272,024		$251,981	$370,546	$289,774	$214,996	$96,615
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.50	% (d)	0.50%	0.50%	0.50%	0.50%	0.50%
Without fee waivers/reimbursements	0.54	% (d)	0.53%	0.52%	0.55%	0.61%	0.63%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	2.65	% (d)	2.12%	1.54%	2.15%	2.41%	3.20%
Without fee waivers/reimbursements	2.61	% (d)	2.09%	1.52%	2.10%	2.30%	3.07%
Portfolio turnover rate	29	% (c)	64%	15%	71%	30%	47%

(a)	Prior to April 30, 2018 known as the Westcore Colorado Tax-Exempt Fund.

(b)	Calculated using the average shares method.

(c)	Total return and portfolio turnover are not annualized for periods less than one full year.

(d)	Annualized.

See Notes to Financial Statements.

109	| www.sbhfunds.com

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2023 (Unaudited)

1. ORGANIZATION

Segall Bryant & Hamill Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. Interests in the Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Small Cap Growth Fund, Segall Bryant & Hamill Small Cap Core Fund, Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill Global All Cap Fund, Segall Bryant & Hamill Short Term Plus Fund, Segall Bryant & Hamill Plus Bond Fund, Segall Bryant & Hamill Quality High Yield Fund, Segall Bryant & Hamill Municipal Opportunities Fund and Segall Bryant & Hamill Colorado Tax Free Fund (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. All of the Funds offer Retail Class and Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

Each of the Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Small Cap Growth Fund, Segall Bryant & Hamill Small Cap Core Fund, Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund and Segall Bryant & Hamill Global All Cap seeks to achieve long-term capital appreciation. The Segall Bryant & Hamill Short Term Plus Fund seeks to provide current income and competitive total return. Each of the Segall Bryant & Hamill Plus Bond Fund and Segall Bryant & Hamill Quality High Yield Fund seeks to achieve long-term total rate of return consistent with preservation of capital. The Segall Bryant & Hamill Municipal Opportunities Fund seeks income exempt from Federal income taxes. The Segall Bryant & Hamill Colorado Tax Free Fund seeks income exempt from both federal and Colorado state personal income taxes.

The Funds (other than Segall Bryant & Hamill Emerging Markets Fund and Segall Bryant & Hamill Colorado Tax Free Fund, which are non-diversified) are diversified portfolios of the Trust for the purposes of the Investment Company Act of 1940, as amended (the “1940 Act”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes. The following policies are in conformity with accounting principles generally accepted in the United States of America for investment companies, under Accounting Standards Codification Topic 946 – Financial Services – Investment Companies.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities in the financial statements. The actual results could differ from those estimates.

Recent Accounting Pronouncements – In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), and in December 2022, the FASB issued Accounting Standards Update ASU 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04, ASU 2021-01, and ASU 2022-06 are effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2024. Management is evaluating the impact of ASU 2020-04, ASU 2021-01, and ASU 2022-06 on the Funds’ investments, derivatives, debt, and other contracts that will undergo reference rate related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

Cash Equivalents – Each Fund subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight demand deposits with a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances. As of June 30, 2023, the cash equivalents balances reflected on the Statements of Assets and Liabilities represent the amounts participating in the BBH CMS.

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the bid price.

Semi-Annual Report | June 30, 2023 |	110

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2023 (Unaudited)

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. When an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value, the fair value of those securities are determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange.

Forward foreign currency contracts have a fair value determined by an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE. As of June 30, 2023, the Funds did not hold any forward foreign currency contracts.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Fixed-income obligations, having a remaining maturity of greater than 60 days, are typically valued at the evaluated prices formulated by an independent pricing service.

Segall Bryant & Hamill, LLC (the “Adviser”) is the Funds’ valuation designee responsible for carrying out pricing and valuation duties in accordance with the Adviser’s Valuation Procedures (the “Procedures”) pursuant to Rule 2a-5 under 1940 Act.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the valuation designee with procedures utilized by the valuation designee. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Securities Traded on Foreign Exchanges – All of the Funds, except the Segall Bryant & Hamill Colorado Tax Free Fund, may invest at least a portion of their assets in foreign securities. As of June 30, 2023, all Funds were primarily invested in securities traded on U.S. exchanges, except Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund and Segall Bryant & Hamill Global All Cap Fund. In the event that a Fund executes a security transaction on a foreign exchange, the Fund will generally enter into a foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Federal Income Taxes – No provision for income taxes is included in the accompanying financial statements, as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

As of and during the six months ended June 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended June 30, 2023, the Funds did not incur any interest or penalties.

When-Issued/Forward Commitment Securities – Each Fund may purchase or sell securities on a “when-issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. In accordance with SEC guidance, each Fund segregates liquid assets in an amount sufficient to satisfy the purchase price. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-U.S. securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2023 (Unaudited)

Common Expenses – Expenses of the Trust not attributable solely to one of the Funds are allocated among the Funds based on the relative net assets of each Fund or based on the nature of the expense and its relative applicability to each Fund.

Allocation Between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of that Fund.

Security Transactions and Related Investment Income – For financial reporting purposes, the Funds’ investment transactions and shareholder transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Non-cash dividends, if any, included in dividend income, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, net of reclaims, and foreign capital gains taxes, if any, have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized using the effective interest method. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

Investments in Real Estate Investment Trusts (REITs) – With respect to each Fund, dividend income is recorded based on the income included in distributions received from its REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end and may differ from the estimated amounts.

3. CERTAIN INVESTMENTS AND ASSOCIATED RISKS

Market, Credit and Counterparty Risk – In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Country Risk – As of June 30, 2023, the Segall Bryant & Hamill Emerging Markets Fund invested a significant percentage of its assets in China; and the Segall Bryant & Hamill International Small Cap Fund invested a significant percentage of its assets in Japan. Therefore, they may be more affected by economic developments and currency fluctuations in these countries.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds. As of June 30, 2023, the Segall Bryant & Hamill Emerging Markets Fund had investments in Russia. These investments are valued at zero.

Sector Concentration Risk – The Funds may concentrate investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which a Fund’s investments are concentrated, the Fund may perform poorly during that period. Refer to each Fund’s Statement of Investments for its particular concentration in the various sectors.

Semi-Annual Report | June 30, 2023 |	112

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2023 (Unaudited)

4. SHARES OF BENEFICIAL INTEREST

On June 30, 2023, there was an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2023	December 31, 2022
Segall Bryant & Hamill Small Cap Value Fund
Retail:
Shares Sold	65,927	101,897
Shares issued in Reinvestment of Distributions	—	7,170
Total	65,927	109,067
Less Shares Redeemed	(110,485)	(80,315)
Net Increase (Decrease)	(44,558)	28,752
Institutional:
Shares Sold	4,815,853	19,536,267
Shares issued in Reinvestment of Distributions	—	440,555
Total	4,815,853	19,976,822
Less Shares Redeemed	(4,604,287)	(14,063,681)
Net Increase (Decrease)	211,566	5,913,141
Segall Bryant & Hamill Small Cap Growth Fund
Retail:
Shares Sold	168,507	1,347,839
Shares issued in Reinvestment of Distributions	—	—
Total	168,507	1,347,839
Less Shares Redeemed	(628,558)	(958,617)
Net Increase (Decrease)	(460,051)	389,222
Institutional:
Shares Sold	2,690,608	5,168,700
Shares issued in Reinvestment of Distributions	—	—
Total	2,690,608	5,168,700
Less Shares Redeemed	(1,445,395)	(4,250,180)
Net Increase (Decrease)	1,245,213	918,520
Segall Bryant & Hamill Small Cap Core Fund
Retail:
Shares Sold	3,814	32,653
Shares issued in Reinvestment of Distributions	—	1,295
Total	3,813	33,948
Less Shares Redeemed	(40,057)	(97,745)
Net Increase (Decrease)	(36,243)	(63,797)
Institutional:
Shares Sold	340,109	1,079,366
Shares issued in Reinvestment of Distributions	—	69,614
Total	340,109	1,148,980
Less Shares Redeemed	(77,465)	(338,446)
Net Increase (Decrease)	262,644	810,534

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2023 (Unaudited)

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2023	December 31, 2022
Segall Bryant & Hamill All Cap Fund
Retail:
Shares Sold	27,733	2,581
Shares issued in Reinvestment of Distributions	—	3,167
Total	27,734	5,748
Less Shares Redeemed	(12,013)	(1,834)
Net Increase (Decrease)	15,720	3,914
Institutional:
Shares Sold	196,138	621,216
Shares issued in Reinvestment of Distributions	—	570,835
Total	196,138	1,192,051
Less Shares Redeemed	(547,209)	(1,663,058)
Net Increase (Decrease)	(351,071)	(471,007)
Segall Bryant & Hamill Emerging Markets Fund
Retail:
Shares Sold	955	170,615
Shares issued in Reinvestment of Distributions	—	10,276
Total	955	180,891
Less Shares Redeemed	(20,794)	(268,865)
Net Increase (Decrease)	(19,839)	(87,974)
Institutional:
Shares Sold	683,578	450,427
Shares issued in Reinvestment of Distributions	—	118,449
Total	683,578	568,876
Less Shares Redeemed	(135,334)	(1,302,456)
Net Increase (Decrease)	548,244	(733,580)
Segall Bryant & Hamill International Small Cap Fund
Retail:
Shares Sold	466,333	52,882
Shares issued in Reinvestment of Distributions	21,841	48,333
Total	488,174	101,215
Less Shares Redeemed	(98,566)	(3,164,342)
Net Increase (Decrease)	389,608	(3,063,127)
Institutional:
Shares Sold	512,656	506,904
Shares issued in Reinvestment of Distributions	186,887	428,067
Total	699,543	934,971
Less Shares Redeemed	(213,656)	(1,288,128)
Net Increase (Decrease)	485,887	(353,157)
Segall Bryant & Hamill Global All Cap Fund
Retail:
Shares Sold	11,922	5,158
Shares issued in Reinvestment of Distributions	—	59,101
Total	11,922	64,259
Less Shares Redeemed	(84,220)	(235,249)
Net Increase (Decrease)	(72,298)	(170,990)
Institutional:
Shares Sold	83,484	30,300
Shares issued in Reinvestment of Distributions	—	4,525
Total	83,484	34,825
Less Shares Redeemed	(2,821)	(287,772)
Net Increase (Decrease)	80,663	(252,947)

Semi-Annual Report | June 30, 2023 |	114

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2023 (Unaudited)

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2023	December 31, 2022
Segall Bryant & Hamill Short Term Plus Fund
Retail:
Shares Sold	90,162	124,238
Shares issued in Reinvestment of Distributions	4,075	5,237
Total	94,237	129,475
Less Shares Redeemed	(98,762)	(920,555)
Net Increase (Decrease)	(4,525)	(791,080)
Institutional:
Shares Sold	302,618	745,157
Shares issued in Reinvestment of Distributions	17,980	29,974
Total	320,598	775,131
Less Shares Redeemed	(1,271,550)	(2,219,324)
Net Increase (Decrease)	(950,952)	(1,444,193)
Segall Bryant & Hamill Plus Bond Fund
Retail:
Shares Sold	2,053,310	4,673,488
Shares issued in Reinvestment of Distributions	588,281	1,166,685
Total	2,641,591	5,840,173
Less Shares Redeemed	(4,098,220)	(14,758,564)
Net Increase (Decrease)	(1,456,629)	(8,918,391)
Institutional:
Shares Sold	5,983,931	11,997,087
Shares issued in Reinvestment of Distributions	757,222	1,410,992
Total	6,741,153	13,408,079
Less Shares Redeemed	(4,236,424)	(27,385,106)
Net Increase (Decrease)	2,504,729	(13,977,027)
Segall Bryant & Hamill Quality High Yield Fund
Retail:
Shares Sold	212,758	305,417
Shares issued in Reinvestment of Distributions	71,685	156,024
Total	284,443	461,441
Less Shares Redeemed	(394,972)	(1,304,124)
Net Increase (Decrease)	(110,529)	(842,683)
Institutional:
Shares Sold	1,105,906	1,622,932
Shares issued in Reinvestment of Distributions	108,034	245,886
Total	1,213,940	1,868,818
Less Shares Redeemed	(957,792)	(3,887,842)
Net Increase (Decrease)	256,148	(2,019,024)
Segall Bryant & Hamill Municipal Opportunities Fund
Retail:
Shares Sold	176,730	3,212,354
Shares issued in Reinvestment of Distributions	47,249	106,715
Total	223,979	3,319,069
Less Shares Redeemed	(1,078,030)	(3,439,395)
Net Increase (Decrease)	(854,051)	(120,326)
Institutional:
Shares Sold	3,318,944	22,495,155
Shares issued in Reinvestment of Distributions	321,362	690,303
Total	3,640,306	23,185,458
Less Shares Redeemed	(4,284,286)	(25,776,324)
Net Increase (Decrease)	(643,980)	(2,590,866)

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2023 (Unaudited)

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2023	December 31, 2022
Segall Bryant & Hamill Colorado Tax Free Fund
Retail:
Shares Sold	924,135	4,296,071
Shares issued in Reinvestment of Distributions	196,979	432,046
Total	1,121,114	4,728,117
Less Shares Redeemed	(1,969,970)	(9,034,147)
Net Increase (Decrease)	(848,856)	(4,306,030)
Institutional:
Shares Sold	4,689,748	17,584,257
Shares issued in Reinvestment of Distributions	364,430	734,403
Total	5,054,178	18,318,660
Less Shares Redeemed	(3,190,045)	(25,041,890)
Net Increase (Decrease)	1,864,133	(6,723,230)

5. TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

Distributions – Distributions of net investment income, if any, are generally made annually for the Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Small Cap Growth Fund, Segall Bryant & Hamill Small Cap Core Fund, Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Emerging Markets Fund, and Segall Bryant & Hamill Global All Cap Fund; quarterly for Segall Bryant & Hamill International Small Cap Fund; and monthly for the Segall Bryant & Hamill Short Term Plus Fund, Segall Bryant & Hamill Plus Bond Fund, Segall Bryant & Hamill Quality High Yield Fund, Segall Bryant & Hamill Municipal Opportunities Fund and Segall Bryant & Hamill Colorado Tax Free Fund. Prior to June 2022, distributions of net income were generally paid annually for Segall Bryant & Hamill International Small Cap Fund. Distributions of net realized capital gains, if any, are declared at least once each year for each of the Funds. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of the distributions paid during the periods ended June 30, 2023 and December 31, 2022 were as follows:

			Long-Term
Fund	Period Ended	Ordinary Income*	Capital Gains	Tax-Exempt Income
Segall Bryant & Hamill Small Cap Value Fund	6/30/2023	$—	$—	$—
	12/31/2022	2,425,286	4,952,616	—
Segall Bryant & Hamill Small Cap Growth Fund	6/30/2023	—	—	—
	12/31/2022	—	—	—
Segall Bryant & Hamill Small Cap Core Fund	6/30/2023	—	—	—
	12/31/2022	55,195	1,028,280	—
Segall Bryant & Hamill All Cap Fund	6/30/2023	—	—	—
	12/31/2022	524,627	10,172,081	—
Segall Bryant & Hamill Emerging Markets Fund	6/30/2023	—	—	—
	12/31/2022	1,670,642	—	—
Segall Bryant & Hamill International Small Cap Fund	6/30/2023	2,225,634	—	—
	12/31/2022	4,961,992	—	—
Segall Bryant & Hamill Global All Cap Fund	6/30/2023	—	—	—
	12/31/2022	81,968	512,721	—
Segall Bryant & Hamill Short Term Plus Fund	6/30/2023	228,839	—	—
	12/31/2022	358,597	—	—
Segall Bryant & Hamill Plus Bond Fund	6/30/2023	12,914,365	—	—
	12/31/2022	25,818,855	—	—
Segall Bryant & Hamill Quality High Yield Fund	6/30/2023	1,492,872	—	—
	12/31/2022	3,409,434	—	—
Segall Bryant & Hamill Municipal Opportunities Fund	6/30/2023	3,671,326	—	—
	12/31/2022	2,340,636	—	5,801,859

Semi-Annual Report | June 30, 2023 |	116

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2023 (Unaudited)

			Long-Term
Fund	Period Ended	Ordinary Income*	Capital Gains	Tax-Exempt Income
Segall Bryant & Hamill Colorado Tax Free Fund	6/30/2023	$6,340,354	$—	$—
	12/31/2022	911,586	—	12,708,588

*	Ordinary income distributions for federal income tax purposes includes distributions from net investment income and short-term capital gains.

As of June 30, 2023, net unrealized appreciation (depreciation) on investments based on federal tax cost was as follows:

	Segall Bryant &	Segall Bryant &	Segall Bryant &	Segall Bryant &
	Hamill Small Cap	Hamill Small Cap	Hamill Small Cap	Hamill All Cap
	Value Fund	Growth Fund	Core Fund	Fund
Tax cost of investments	$540,063,239	$191,687,097	$46,204,188	$83,671,170
Gross unrealized appreciation	117,861,462	32,264,052	9,076,322	52,143,153
Gross unrealized depreciation	(75,824,174)	(12,226,932)	(1,372,164)	(2,265,742)
Net unrealized appreciation (depreciation) on portfolio investments	$42,037,288	$20,037,120	$7,704,158	$49,877,411

		Segall Bryant
	Segall Bryant &	& Hamill	Segall Bryant &	Segall Bryant &
	Hamill Emerging	International	Hamill Global All	Hamill Short Term
	Markets Fund	Small Cap Fund	Cap Fund	Plus Bond Fund
Tax cost of investments	$45,216,707	$102,136,942	$23,313,588	$19,693,365
Gross unrealized appreciation	7,855,692	14,930,742	6,866,849	946
Gross unrealized depreciation	(4,169,716)	(9,030,353)	(283,722)	(490,065)
Net unrealized appreciation (depreciation) on portfolio investments	$3,685,976	$5,900,389	$6,583,127	$(489,119)

			Segall Bryant &
	Segall Bryant &	Segall Bryant &	Hamill Municipal	Segall Bryant &
	Hamill Plus Bond	Hamill Quality	Opportunities	Hamill Colorado
	Fund	High Yield Fund	Fund	Tax Free Fund
Tax cost of investments	$754,359,157	$74,053,896	$198,532,905	$416,792,909
Gross unrealized appreciation	454,926	137,805	678,044	468,744
Gross unrealized depreciation	(76,659,096)	(8,330,754)	(7,622,090)	(18,611,384)
Net unrealized appreciation (depreciation) on portfolio investments	$(76,201,170)	$(8,192,949)	$(6,944,046)	$(18,142,640)

The difference between book and tax basis cost of investments is attributable primarily to wash sales, passive foreign investment companies and tax treatment of certain other investments.

As of December 31, 2022, the components of distributable earnings (deficit) on a tax basis were as follows:

	Segall Bryant &	Segall Bryant &	Segall Bryant &	Segall Bryant &	Segall Bryant &
	Hamill Small Cap	Hamill Small Cap	Hamill Small Cap	Hamill All Cap	Hamill Emerging
	Value Fund	Growth Fund	Core Fund	Fund	Markets Fund
Undistributed ordinary income	$1,579,203	$—	$—	$844	$215,251
Undistributed long term capital gains	—	—	302,201	1,996,915	—
Accumulated capital and other losses	(16,091,475)	(59,777,156)	(1,990)	(6,405)	(5,715,846)
Net unrealized appreciation (depreciation) on investments	23,165,352	(14,430,095)	11,210,312	42,845,833	(282,121)
Net unrealized depreciation on foreign currency	—	—	—	—	(43)
Total accumulated earnings (deficit)	$8,653,080	$(74,207,251)	$11,510,523	$44,837,187	$(5,782,759)

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2023 (Unaudited)

		Segall Bryant
		& Hamill	Segall Bryant &	Segall Bryant
		International	Hamill Global All	& Hamill Short
		Small Cap Fund	Cap Fund	Term Plus Fund
Undistributed ordinary income		$608,198	$2,434	$1,384
Undistributed long term capital gains		—	48,773	—
Accumulated capital and other losses		(85,111,723)	(26,037)	(698,069)
Net unrealized appreciation (depreciation) on investments		(51,751)	3,516,672	(1,113,674)
Net unrealized depreciation on foreign currency		(58,968)	(2,353)	—
Total accumulated earnings (deficit)		$(84,614,244)	$3,539,489	$(1,810,359)

			Segall Bryant &
	Segall Bryant &	Segall Bryant &	Hamill Municipal	Segall Bryant &
	Hamill Plus Bond	Hamill Quality	Opportunities	Hamill Colorado
	Fund	High Yield Fund	Fund	Tax Free Fund
Undistributed ordinary income	$26,415	$2,173	$—	$—
Undistributed tax-exempt income	—	—	14,849	—
Accumulated capital and other losses	(25,940,883)	(9,626,409)	(28,027,090)	(36,624,532)
Net unrealized depreciation on investments	(95,073,169)	(9,930,018)	(9,099,796)	(22,779,798)
Total accumulated earnings (deficit)	$(120,987,637)	$(19,554,254)	$(37,112,037)	$(59,404,330)

Included in accumulated capital and other losses are other Temporary Differences primarily related to deferred Trustee compensation.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to future tax years without expiration. As of December 31, 2022, the following amounts are available as carry forwards to offset net capital gains realized in future tax years:

Fund	Short-Term	Long-Term
Segall Bryant & Hamill Small Cap Value Fund	$10,995,532	$5,015,338
Segall Bryant & Hamill Small Cap Growth Fund	47,463,737	12,272,993
Segall Bryant & Hamill Emerging Markets Fund	4,426,657	1,287,170
Segall Bryant & Hamill International Small Cap Fund	70,305,184	14,800,764
Segall Bryant & Hamill Short Term Plus Fund	437,644	258,883
Segall Bryant & Hamill Plus Bond Fund	11,619,292	14,056,689
Segall Bryant & Hamill Quality High Yield Fund	308,671	9,286,515
Segall Bryant & Hamill Municipal Opportunities Fund	15,147,111	12,870,556
Segall Bryant & Hamill Colorado Tax Free Fund	12,072,802	24,506,512

As a result of the acquisition of the Segall Bryant & Hamill Small Cap Value Dividend Fund (the “target fund”), the Segall Bryant & Hamill Small Cap Value Fund (the “acquiring” fund) acquired the capital loss carry forward balances from the target fund totaling $13,279,390 ($8,170,713 short term and $5,108,677 long-term). The acquiring fund is eligible to utilize these amounts to offset future capital gains subject to annual limitations under IRC Section 382 of $242,622.

The Funds recharacterize distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year.

As a result of several court cases in certain countries across the European Union (“EU”), some Funds may file European tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. If any such reclaims are received, they are reflected as dividend income in the Statements of Operations, and related receivables, if any, are reflected within foreign tax reclaims receivable in the Statements of Assets and Liabilities. If the associated cash is received, the Funds will follow, for tax purposes, IRS guidance in Notice 2016-10 and reduce the current year foreign taxes paid by the amount of the refund. When uncertainty exists as to the ultimate resolution of these proceedings and the likelihood of receipt of these EU reclaims, no amounts are reflected in the financial statements.

Semi-Annual Report | June 30, 2023 |	118

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2023 (Unaudited)

6. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into an advisory agreement with the Adviser for all Funds. The advisory agreement has been approved by the Trust’s Board of Trustees.

Pursuant to its advisory agreement with the Trust, the Adviser is entitled to investment advisory fees, based on the average net assets of each Fund, computed daily and payable monthly as shown in the table below.

Fund
Segall Bryant & Hamill Small Cap Value Fund	0.80%
Segall Bryant & Hamill Small Cap Growth Fund	0.65%
Segall Bryant & Hamill Small Cap Core Fund	0.80%
Segall Bryant & Hamill All Cap Fund	0.65%
Segall Bryant & Hamill Emerging Markets Fund	0.90%
Segall Bryant & Hamill International Small Cap Fund	0.90%
Segall Bryant & Hamill Global All Cap Fund	0.65%
Segall Bryant & Hamill Short Term Plus Fund	0.25%
Segall Bryant & Hamill Plus Bond Fund	0.35%
Segall Bryant & Hamill Quality High Yield Fund	0.45%
Segall Bryant & Hamill Municipal Opportunities Fund	0.35%
Segall Bryant & Hamill Colorado Tax Free Fund	0.35%

Ultimus Fund Solutions LLC (“Ultimus”) and the Adviser serve as the Funds’ co-administrators (“Co-Administrators”). Ultimus and the Adviser are entitled to receive a total fee from each Fund for their administrative services computed daily and payable monthly based on the average net assets of the Trust. The Adviser receives a portion that is calculated based on 0.01% on the average daily net assets of the Trust.

The administrative fees are allocated to each Fund based upon the Fund’s relative proportion of the Trust’s net assets, subject to certain minimums, and are disclosed in the Statements of Operations. During the six months ended June 30, 2023, the Adviser and Ultimus received $128,108 and $328,364, respectively, for their services to the Funds.

Shareholder servicing agents provide non-distribution administrative and support services to their customers, which may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Funds on behalf of shareholders, forwarding communications from the Funds, providing sub-accounting with respect to Fund shares, and other similar services. The Retail Class of each Fund may pay a fee at an annual rate of up to 0.25% of its average daily net assets to shareholder servicing agents and the Institutional Class of each Fund may pay a fee at an annual rate of up to 0.10% of its average daily net assets to shareholder servicing agents. These fees are included in Shareholder Servicing Fees on the Statements of Operations.

Until at least April 30, 2024, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expense to average net assets as reported in each Fund’s Financial Highlights will be no more than the amounts as detailed below:

Fund	Retail Class	Institutional Class
Segall Bryant & Hamill Small Cap Value Fund	1.14%	0.99%
Segall Bryant & Hamill Small Cap Growth Fund	1.14%	0.99%
Segall Bryant & Hamill Small Cap Core Fund	1.14%	0.99%
Segall Bryant & Hamill All Cap Fund	0.99%	0.84%
Segall Bryant & Hamill Emerging Markets Fund	1.38%	1.23%
Segall Bryant & Hamill International Small Cap Fund	1.18%	1.03%
Segall Bryant & Hamill Global All Cap Fund	0.89%	0.74%
Segall Bryant & Hamill Short Term Plus Fund	0.49%	0.40%
Segall Bryant & Hamill Plus Bond Fund	0.55%	0.40%
Segall Bryant & Hamill Quality High Yield Fund	0.85%	0.70%
Segall Bryant & Hamill Municipal Opportunities Fund	0.65%	0.50%
Segall Bryant & Hamill Colorado Tax Free Fund	0.65%	0.50%

These amounts are not subject to recapture in future periods.

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2023 (Unaudited)

Ultimus, pursuant to a Transfer Agency Agreement, serves as Transfer Agent for each of the Funds. As Transfer Agent, Ultimus has, among other things, agreed to: (a) issue and redeem shares of the Funds; (b) make dividend and other distributions to shareholders of the Funds; (c) effect transfers of shares; (d) mail communications to shareholders of the Funds, including account statements, confirmations, and dividend and distribution notices; (e) facilitate the electronic delivery of shareholder statements and reports and (f) maintain shareholder accounts. Under the Transfer Agency Agreement, Ultimus receives from the Trust an annual minimum fee per Fund, a fee based upon each shareholder account and is reimbursed for out-of-pocket expenses.

Certain officers of the Funds are also officers of the Adviser and Ultimus. All access persons of the Trust, as defined in the 1940 Act, and officers and employees of the Adviser, follow strict guidelines and policies on personal trading as outlined in the Trust’s and the Adviser’s respective Code of Ethics.

The Trust has appointed a Chief Compliance Officer who is also the Treasurer of the Trust and an employee of the Adviser. The Trust agreed to have the Funds pay the portion of his compensation attributable for services rendered as the Trust’s Chief Compliance Officer.

The Trust has a Trustee Deferred Compensation Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees. Under the Deferral Plan, Trustee fees are paid and invested directly into shares of the Funds elected by the Trustees in the Deferral Plan. There is no future liability related to the balance in the Deferral Plan as such amounts are paid directly out of the respective capital accounts of the elected Funds. The amount paid to the Trustees under the Deferral Plan will be determined based upon the performance of the elected funds. The balance in the Deferral Plan as of June 30, 2023 is $830,223.

7. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuation measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

1)	Level 1 – Unadjusted Quoted Prices in active markets for identical investments

2)	Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

3)	Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of each Fund’s investments and other financial instruments (if any) and the inputs used to value the investments and other financial instruments as of June 30, 2023:

Segall Bryant & Hamill Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$582,100,527	$—	$—	$582,100,527
Total	$582,100,527	$—	$—	$582,100,527

Segall Bryant & Hamill Small Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$211,724,217	$—	$—	$211,724,217
Total	$211,724,217	$—	$—	$211,724,217

Segall Bryant & Hamill Small Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$53,908,346	$—	$—	$53,908,346
Total	$53,908,346	$—	$—	$53,908,346

Semi-Annual Report | June 30, 2023 |	120

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2023 (Unaudited)

Segall Bryant & Hamill All Cap Fund

	Level 1	Level 2		Level 3		Total
Common Stocks	$133,548,581	$—		$—		$133,548,581
Total	$133,548,581	$—		$—		$133,548,581

Segall Bryant & Hamill Emerging Markets Fund

	Level 1	Level 2		Level 3		Total
Common Stocks	$12,144,916	$35,802,868	(a)	$0	*	$47,947,784
Preferred Stocks	585,009	369,840	(a)	0	*	954,849
Warrants	50	—		—		50
Total	$12,729,975	$36,172,708		$—		$48,902,683

Segall Bryant & Hamill International Small Cap Fund

	Level 1	Level 2		Level 3		Total
Common Stocks	$15,129,995	$92,239,027	(a)	$0	*	$107,369,022
Preferred Stocks	614,107	54,202	(a)	—		668,309
Total	$15,744,102	$92,293,229		$—		$108,037,331

Segall Bryant & Hamill Global All Cap Fund

	Level 1	Level 2		Level 3		Total
Common Stocks	$21,654,929	$8,241,786	(a)	$—		$29,896,715
Total	$21,654,929	$8,241,786		$—		$29,896,715

Segall Bryant & Hamill Short Term Plus Fund

	Level 1	Level 2		Level 3		Total
Corporate Bonds	$—	$16,073,122		$—		$16,073,122
Municipal Bonds	—	482,116		—		482,116
U.S. Treasury Bonds & Notes	—	2,649,008		—		2,649,008
Total	$—	$19,204,246		$—		$19,204,246

Segall Bryant & Hamill Plus Bond Fund

	Level 1	Level 2		Level 3		Total
Corporate Bonds	$—	$319,652,548		$—		$319,652,548
Municipal Bonds	—	31,501,396		—		31,501,396
Asset Backed Securities	—	17,753,895		—		17,753,895
Mortgage-Backed Securities Passthrough	—	189,950,164		—		189,950,164
Residential Mortgage-Backed Securities	—	334,609		—		334,609
U.S. Treasury Bonds & Notes	—	118,965,375		—		118,965,375
Total	$—	$678,157,987		$—		$678,157,987

Segall Bryant & Hamill Quality High Yield Fund

	Level 1	Level 2		Level 3		Total
Corporate Bonds	$—	$65,860,947		$—		$65,860,947
Total	$—	$65,860,947		$—		$65,860,947

Segall Bryant & Hamill Municipal Opportunities Fund

	Level 1	Level 2		Level 3		Total
Municipal Bonds	$—	$178,201,181		$—		$178,201,181
Corporate Bonds	—	7,975,084		—		7,975,084
U.S. Treasury Bonds & Notes	—	5,412,594		—		5,412,594
Total	$—	$191,588,859		$—		$191,588,859

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2023 (Unaudited)

Segall Bryant & Hamill Colorado Tax Free Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$398,650,269	$—	$398,650,269
Total	$—	$398,650,269	$—	$398,650,269

(a)	With respect to foreign equity securities that are principally traded on a market outside the United States, the Board has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

*	Includes securities that have been fair valued at $0.

The following is a reconciliation of Level 3 instruments of the Funds for which significant unobservable inputs were used to determine fair value for the six months ended June 30, 2023:

Segall Bryant & Hamill Emerging Markets Fund

						Change in
	Balance as of					Unrealized			Balance as of
	December 31,		Net		Realized	Appreciation	Transfer Into	Transfer Out	June 30,
Asset Type	2022		Purchases	Net Sales	Losses	(Depreciation)	Level 3	of Level 3	2023
Common Stocks	$0	*	$—	$—	$—	$—	$—	$—	$0	*

Segall Bryant & Hamill International Small Cap Fund

						Change in
	Balance as of					Unrealized			Balance as of
	December 31,		Net		Realized	Appreciation	Transfer Into	Transfer Out	June 30,
Asset Type	2022		Purchases	Net Sales	Losses	(Depreciation)	Level 3	of Level 3	2023
Common Stocks	$0	*	$—	$—	$—	$—	$—	$—	$0	*

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2023:

					Impact to
	Fair Value as of	Valuation	Unobservable		Valuation from an
	June 30, 2023	Technique	Input(1)	Value/Range	Increase in Input(2)
Segall Bryant & Hamill Emerging Markets Fund	$0	Adjusted trade price	Discount Factor	100%	Decrease
Segall Bryant & Hamill International Small Cap Fund	$0	Adjusted trade price	Discount Factor	100%	Decrease

*	Includes securities that have been fair valued at $0.

(1)	The investment adviser, in it’s capacity as valuation designee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. As a result, management made the decision to value all Russian securities at nil.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Semi-Annual Report | June 30, 2023 |	122

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2023 (Unaudited)

For fair value measurements using significant other observable inputs (Level 2), the valuation designee utilizes an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

Corporate bonds, Municipal bonds and U.S. Treasury bonds & notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Forward foreign currency contracts are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services.

In the event the independent pricing service is unable to provide an evaluated price for a security or the valuation designee believes the price provided is not reliable, securities of the Funds may be valued in good faith as described above in Note 2. The valuation designee may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

8. PURCHASES AND SALES OF INVESTMENTS

Investment transactions for the six months ended June 30, 2023 excluding long-term U.S. government securities and short-term investments were as follows:

	Purchases of	Proceeds from Sales
Fund	Securities	of Securities
Segall Bryant & Hamill Small Cap Value Fund	$84,548,547	$75,791,411
Segall Bryant & Hamill Small Cap Growth Fund	36,420,150	26,299,632
Segall Bryant & Hamill Small Cap Core Fund	11,828,950	8,636,996
Segall Bryant & Hamill All Cap Fund	13,279,604	15,203,969
Segall Bryant & Hamill Emerging Markets Fund	25,131,691	20,417,684
Segall Bryant & Hamill International Small Cap Fund	61,949,866	52,559,924
Segall Bryant & Hamill Global All Cap Fund	4,371,310	4,750,777
Segall Bryant & Hamill Short Term Plus Fund	5,589,949	13,715,533
Segall Bryant & Hamill Plus Bond Fund	149,230,467	146,142,233
Segall Bryant & Hamill Quality High Yield Fund	5,449,945	5,641,697
Segall Bryant & Hamill Municipal Opportunities Fund	91,620,279	102,991,788
Segall Bryant & Hamill Colorado Tax Free Fund	125,141,381	111,386,716

	Purchase of	Proceeds from
	Long Term U.S.	Sales of Long Term
	Government	U.S. Government
Fund	Obligations	Obligations
Segall Bryant & Hamill Short Term Plus Fund	$209,382	$1,519,847
Segall Bryant & Hamill Plus Bond Fund	45,378,480	14,185,302
Segall Bryant & Hamill Municipal Opportunities Fund	19,549,738	18,841,492

9. BORROWING COSTS

From time to time, the Funds may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs the Funds will incur borrowing costs charged by the custodian. Borrowing costs for each Fund, if any, for the six months ended June 30, 2023 can be found on the Statements of Operations.

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2023 (Unaudited)

10. INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

11. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Semi-Annual Report | June 30, 2023 |	124

Segall Bryant & Hamill Funds	Liquidity Risk Management Program
June 30, 2023 (Unaudited)

The Segall Bryant & Hamill Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) as consistent with Rule 22e-4 to govern the Trust’s approach to managing liquidity risk for each Fund. The Program is overseen by Segall Bryant & Hamill, LLC (the “Adviser”). The Trust’s Board of Trustees (the “Board”) has approved the designation of the Adviser to oversee the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification and re-classification of the Fund’s investments into groupings that reflect the Adviser’s assessment of the relative liquidity under current market conditions.

At a meeting of the Board held on May 17, 2023, the Adviser provided a report (the “Report”) to the Board addressing the operation, adequacy, and effectiveness of the Program, including any material changes to the Program for the annual period ended March 31, 2023 (“Reporting Period”). The Report concluded that the Trust’s Program was reasonably designed to assess and manage each Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the Program during the Reporting Period. The Report further concluded that each Fund’s investment strategies continue to be appropriate given each Fund’s status as an open-end fund.

There can be no assurance that the Program will achieve its objectives in the future. Additional information regarding risks of investing in each of the Funds, including liquidity risks presented by each Fund’s investment portfolio, is found in the Trust’s Prospectus and Statement of Additional Information.

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Intentionally Left Blank

Intentionally Left Blank

Intentionally Left Blank

Segall Bryant & Hamill Trustees and Officers (as of August 17, 2023):
Janice M. Teague, Chair
Thomas J. Abood, Trustee
Neal Andrews, Trustee
John A. DeTore, Trustee
Rick A. Pederson, Trustee
James A. Smith, Trustee
Lloyd “Chip” Voneiff, Trustee
Carolyn B. Goldhaber, President
Jasper R. Frontz, Treasurer & Chief Compliance Officer
Jennifer L. Leamer, Asst. Treasurer
Maggie Bull, Secretary

A description of the policies and procedures that Segall Bryant & Hamill Funds uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling toll-free (800) 392-2673; (ii) on the Funds’ website, www.sbhfunds.com; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

Each Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) as of the end of the first and third quarters of each fiscal year as an exhibit to Form N-PORT within 60 days after each fiscal quarter-end. Copies of the Segall Bryant & Hamill Funds exhibits to Form N-PORT are available without a charge, upon request, by contacting Segall Bryant & Hamill Funds toll-free at (800) 392-2673 and on the SEC’s website at www.sec.gov.

FOR MORE INFORMATION ABOUT SEGALL BRYANT & HAMILL FUNDS, PLEASE CONTACT:

Segall Bryant & Hamill Funds | 225 Pictoria Drive, Suite 450 | Cincinnati, Ohio 45246
Individual Investors: (800) 392-2673 | Financial Advisors: (800) 734-9738 | www.sbhfunds.com

This report has been prepared for Segall Bryant & Hamill Funds shareholders and may be distributed to others only if preceded or accompanied by a prospectus. Funds distributed by Ultimus Fund Distributors, LLC

SBH-SAR-23

(b)	Not applicable

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Reports to Stockholders filed under Item 1 of this form.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (the “1940 Act”) (17 CFR 270.30a-3(e)) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) of 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270-30a-3(d)) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1) Not applicable

(2) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEGALL BRYANT & HAMILL TRUST

By (Signature and Title)*		/s/ Carolyn B. Goldhaber
Carolyn B. Goldhaber, President/Principal Executive Officer
Date	September 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Carolyn B. Goldhaber
Carolyn B. Goldhaber, President/Principal Executive Officer

Date	September 7, 2023

By (Signature and Title)*		/s/ Jasper R. Frontz
Jasper R. Frontz, Treasurer/Principal Financial Officer

Date	September 7, 2023

* Print the name and title of each signing officer under his or her signature.